UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 92.4%
	Auto & Transportation — 1.5%
11,500	Ryder System	952,085

	Consumer Discretionary — 17.6%
4,700	Advance Auto Parts	747,300
40,175	Aramark	1,258,281
22,300	BRP (1)	384,331
9,700	Brunswick	526,516
4,100	Domino’s Pizza	406,105
10,200	Fortune Brands Home & Security	456,858
4,200	Fossil Group (1)	410,760
15,500	Gannett	480,655
900	Graham Holdings Class B	841,788
3,100	Harman International Industries	401,853
5,648	Jack in the Box	478,894
5,000	John Wiley & Sons Class A	309,800
16,300	KAR Auction Services	555,993
4,700	PVH	518,222
7,400	Snap-on	982,054
12,100	Sotheby’s	514,855
17,200	Urban Outfitters (1)	599,592
3,500	VeriSign (1)	190,680
19,276	Waste Connections	833,109
		10,897,646
	Consumer Staples — 0.7%
13,576	WhiteWave Foods Class A (1)	447,601

	Financial Services — 20.8%
1,989	Affiliated Managers Group (1)	408,779
3,943	Alexandria REIT	384,521
16,289	Apartment Investment & Management Class A REIT	649,279
31,215	Ares Capital	519,730
12,614	Arthur J Gallagher	560,440
6,400	Brown & Brown	197,440
14,390	Commerce Bancshares	575,600
28,900	CoreLogic (1)	959,480
9,100	Cullen/Frost Bankers	566,930
13,200	Douglas Emmett REIT	375,936
12,600	East West Bancorp	455,868
5,553	Equity LifeStyle Properties REIT	303,916
9,600	First Republic Bank	488,832
14,295	HCC Insurance Holdings	762,496
2,400	HFF Class A (1)	81,528
21,293	Parkway Properties REIT	389,662
5,528	PartnerRe	632,403
9,700	ProAssurance	430,389
28,400	Radian Group	447,584
9,500	Raymond James Financial	499,890
12,600	Redwood Trust REIT	251,118
5,500	Reinsurance Group of America Class A	455,455
4,035	SVB Financial Group (1)	455,551
8,150	Torchmark	408,071
25,654	Vantiv Class A (1)	882,241
7,000	Wintrust Financial	304,290
18,900	Zions Bancorporation	452,844
		12,900,273
	Healthcare — 13.6%
19,500	CareFusion (1)	1,156,350
19,432	Catalent (1)	536,712
12,784	Envision Healthcare Holdings (1)	439,514
7,900	Fluidigm (1)	304,387
4,269	Henry Schein (1)	589,421
6,500	IMS Health Holdings (1)	159,965
8,000	LifePoint Hospitals (1)	521,920
11,100	Masimo (1)	283,272
12,500	Parexel International (1)	762,000
10,500	PerkinElmer	479,955
11,018	Quintiles Transnational Holdings (1)	666,589
3,600	Salix Pharmaceuticals (1)	484,812
4,500	Sirona Dental Systems (1)	405,990
5,217	Universal Health Services Class B	534,899
33,187	VWR (1)	801,798
6,200	West Pharmaceutical Services	305,722
		8,433,306
	Materials & Processing — 9.4%
4,353	Airgas	490,322
24,600	Berry Plastics Group (1)	831,972
3,300	CLARCOR	206,349
18,000	Hexcel	796,140
34,900	Interface Class A	548,279
26,200	Louisiana-Pacific (1)	428,894
8,300	Minerals Technologies	542,239
8,000	Owens Corning	320,400
4,100	Packaging Corp. of America	310,985
6,800	Reliance Steel & Aluminum	356,116
21,700	Sealed Air	878,850
25,600	Yamana Gold	105,216
		5,815,762
	Other Energy — 2.2%
35,600	EP Energy Class A (1)	368,460
7,300	Helmerich & Payne	434,788
10,300	Matador Resources (1)	222,068
25,100	RPC	312,997
		1,338,313
	Producer Durables — 11.4%
7,800	Alaska Air Group	529,386
23,900	Allison Transmission Holdings Class A	748,548
11,900	Applied Industrial Technologies	481,117
7,000	Carlisle	627,760

Shares		Value $

15,000	Copart (1)	549,000
7,800	Dover	546,312
4,000	Genesee & Wyoming Class A (1)	329,800
6,100	Graco	434,564
5,491	IDEX	397,274
9,000	Quanta Services (1)	238,320
6,100	Regal-Beloit	419,985
21,900	Rollins	723,795
4,799	Towers Watson Class A	568,681
4,968	Verisk Analytics Class A (1)	319,691
4,300	Xylem	146,630
		7,060,863
	Technology — 11.3%
19,800	AOL (1)	856,350
10,457	Arrow Electronics (1)	575,553
41,900	Atmel (1)	349,027
15,300	Ciena (1)	283,356
12,500	DigitalGlobe (1)	336,125
23,900	Finisar (1)	433,546
6,200	Gartner (1)	522,164
28,400	JDS Uniphase (1)	345,060
7,200	Linear Technology	323,568
11,300	Microchip Technology	509,630
36,000	ON Semiconductor (1)	360,360
20,000	PTC (1)	668,200
22,000	Sabre	449,460
1,800	SBA Communications Class A (1)	210,060
18,394	Synopsys (1)	790,758
		7,013,217
	Utilities — 3.9%
5,400	Alliant Energy	370,494
16,600	NorthWestern	958,816
11,200	Portland General Electric	444,640
6,500	Questar	168,675
10,500	Westar Energy Class A	448,560
		2,391,185
	TOTAL COMMON STOCK (Cost $43,702,274)	57,250,251

	INVESTMENT COMPANY — 3.2%
	Investment Company — 3.2%
43,700	SPDR Barclays 1-3 Month T-Bill ETF (1) (Cost $2,001,044)	1,998,401

	TOTAL INVESTMENTS — 95.6% (Cost $45,703,318)*	59,248,652
	OTHER ASSETS LESS LIABILITIES — 4.4%	2,733,039
	NET ASSETS — 100%	$61,981,691

(1) Denotes non-income producing security.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depository Receipts

* At January 31, 2015, the tax basis cost of the Fund’s investments was $45,703,318, and the unrealized appreciation and depreciation were $14,702,334 and $(1,157,000), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 95.2%
	Brazil — 4.8%
1,583,720	Ambev ADR	10,420,878
678,300	BB Seguridade Participacoes	7,432,040
365,600	BR Malls Participacoes	2,075,128
915,156	Cia de Concessoes Rodoviarias	5,211,435
502,300	Cielo	7,487,934
120,328	Iochpe-Maxion	501,357
1,119,700	Kroton Educacional	5,132,697
358,000	Ultrapar Participacoes	7,071,276
760,900	Vale Class B ADR	5,349,127
431,700	Weg	5,148,384
		55,830,256
	Chile — 0.2%
117,872	Enersis ADR	1,797,548

	China — 24.7%
1,538,500	AAC Technologies Holdings (2)	9,832,113
39,474	Baidu ADR (1)	8,602,174
6,566,000	Belle International Holdings (2)	7,432,290
7,238,000	Brilliance China Automotive Holdings (2)	13,276,097
48,794,320	China Construction Bank Class H (2)	39,058,921
4,244,000	China Life Insurance Class H (2)	16,445,894
5,037,000	China Longyuan Power Group Class H (2)	5,406,118
1,832,000	China Mobile (2)	24,014,749
4,230,200	China Pacific Insurance Group Class H (2)	20,329,337
39,855,600	China Petroleum & Chemical Class H (2)	31,535,264
1,888,100	Chongqing Changan Automobile Class B (2)	4,722,777
491,500	Hengan International Group (2)	5,834,163
21,500,565	Industrial & Commercial Bank of China Class H (2)	15,332,643
242,000	Mindray Medical International ADR	6,621,120
2,388,500	Sun Art Retail Group (2)	2,156,157
3,074,000	Tencent Holdings (2)	51,847,795
718,000	Tingyi Cayman Islands Holding (2)	1,768,521
1,903,200	Weichai Power Class H (2)	7,529,274
170,550	Yum! Brands	12,327,354
832,000	Zhuzhou CSR Times Electric Class H (2)	4,641,279
		288,714,040
	Colombia — 0.1%
76,731	Grupo de Inversiones Suramericana	1,113,228

	Czech Republic (2) — 0.2%
12,596	Komercni Banka	2,563,329

	Egypt (2) — 1.0%
975,042	Commercial International Bank	7,063,944
598,387	Commercial International Bank GDR	4,272,178
		11,336,122
	Greece (1)(2) — 0.3%
233,242	Hellenic Telecommunications Organization	1,923,374
1,790,153	National Bank of Greece	1,830,685
		3,754,059
	Hong Kong (2) — 2.0%
3,953,800	AIA Group	22,951,570

	Hungary (2) — 0.2%
146,728	OTP Bank	1,945,636

	India — 11.2%
3,571,792	Axis Bank (2)	33,835,315
1,358,758	HDFC Bank (2)	23,500,846
36,700	HDFC Bank ADR	2,091,166
150,725	Hero MotoCorp (2)	6,957,110
165,238	Infosys (2)	5,679,539
343,118	Lupin (2)	8,780,534
226,026	Maruti Suzuki India (2)	13,292,842
576,807	Reliance Industries (2)	8,509,087
453,418	Tata Consultancy Services (2)	18,159,431
1,085,472	Tata Motors (2)	10,236,620
		131,042,490
	Indonesia (2) — 1.1%
10,134,000	Bank Mandiri	8,729,496
16,735,900	Telekomunikasi Indonesia Persero	3,715,327
		12,444,823
	Mexico — 2.2%
206,146	Alfa Class A (1)	376,274
199,336	America Movil Class L ADR	4,263,797
506,291	Cemex ADR (1)	4,500,927
96,617	Fomento Economico Mexicano ADR (1)	8,073,317
1,051,487	Grupo Financiero Inbursa Class O	2,718,244

Shares		Value $

239,305	Grupo Financiero Santander Mexico ADR	2,531,847
273,000	Grupo Televisa (1)	1,780,114
929,681	Wal-Mart de Mexico	1,793,060
		26,037,580
	Philippines (2) — 0.7%
8,287,200	Ayala Land	6,749,317
77,240	SM Investments	1,623,959
		8,373,276
	Poland (2) — 1.5%
1,117,357	Powszechna Kasa Oszczednosci Bank Polski	10,337,987
52,563	Powszechny Zaklad Ubezpieczen	7,148,569
		17,486,556
	Qatar (2)(3) — 0.8%
172,890	Qatar National Bank	9,387,791

	Russia — 1.5%
660,641	Gazprom ADR	2,771,389
202,366	LUKOIL ADR	8,179,634
40,930	Magnit GDR (2)	1,556,333
276,908	MMC Norilsk Nickel ADR (2)	4,564,030
		17,071,386
	South Africa (2) — 3.3%
155,169	Aspen Pharmacare Holdings	5,810,217
2,436,596	FirstRand	10,843,771
106,547	Naspers Class N	15,370,673
864,759	Woolworths Holdings	6,418,735
		38,443,396
	South Korea (2) — 18.7%
3,887	Amorepacific	9,367,725
76,401	Coway	6,122,849
561,087	DGB Financial Group	5,380,898
360,460	Hana Financial Group	10,536,518
49,426	Hyundai Department Store	5,358,786
22,784	Hyundai Mobis	5,150,731
149,436	Hyundai Motor	22,965,932
64,792	Kia Motors	2,707,792
125,280	Korea Electric Power	4,898,316
55,609	LG	3,129,550
49,312	LG Chem	8,868,332
183,938	LG Display	6,043,857
9,225	LG Household & Health Care	5,779,284
20,052	NAVER	12,996,977
544	Orion	519,101
20,480	POSCO	4,757,409
145,499	Samsung C&T	7,372,467
48,052	Samsung Electronics	59,651,698
74,677	Samsung Life Insurance	7,670,380
93,660	Shinhan Financial Group	3,823,990
349,281	SK Hynix	15,087,393
40,793	SK Telecom	10,690,455
		218,880,440
	Taiwan (2) — 12.5%
12,093,000	Advanced Semiconductor Engineering	15,185,423
1,554,000	Catcher Technology	13,589,069
8,003,489	Cathay Financial Holding	11,461,249
17,671,292	CTBC Financial Holding	11,209,872
343,040	Eclat Textile	3,551,263
10,648,090	Hon Hai Precision Industry	29,218,289
3,175,000	Taiwan Mobile	10,469,248
11,837,139	Taiwan Semiconductor Manufacturing	52,055,352
		146,739,765
	Thailand (2) — 2.4%
666,000	Advanced Info Service	4,976,260
432,100	Advanced Info Service NVDR	3,228,591
1,106,475	Kasikornbank	7,560,401
733,525	Kasikornbank NVDR	4,962,769
1,365,700	Minor International	1,507,845
600,300	PTT	6,346,994
8,600	PTT NVDR	90,928
		28,673,788
	Turkey (2) — 4.3%
2,680,078	Akbank	9,763,668
97,483	BIM Birlesik Magazalar	1,967,224
1,742,427	KOC Holding	9,034,947
245,141	Tupras Turkiye Petrol Rafinerileri	5,313,130
1,567,214	Turkcell Iletisim Hizmetleri (1)	9,022,223
1,927,405	Turkiye Garanti Bankasi	8,104,331
2,588,808	Turkiye Is Bankasi Class C	7,504,362
		50,709,885
	United Arab Emirates (2) — 1.5%
9,416,488	Emaar Properties PJSC	17,163,350

	TOTAL COMMON STOCK (Cost $1,001,091,344)	1,112,460,314

	PREFERRED STOCK — 3.4%
	Brazil — 3.4%
634,581	Banco Bradesco ADR	7,919,571
179,100	Cia Brasileira de Distribuicao	5,947,195
1,698,477	Itau Unibanco Holding ADR	20,585,541
562,196	Petroleo Brasileiro Class A ADR (1)	3,457,505

Shares		Value $

375,700	Vale Class A ADR	2,351,882
	TOTAL PREFERRED STOCK (Cost $53,000,490)	40,261,694

	TOTAL INVESTMENTS — 98.6% (Cost $1,054,091,834)*	1,152,722,008
	OTHER ASSETS LESS LIABILITIES — 1.4%	16,565,080
	NET ASSETS — 100%	$1,169,287,088

(1)      Denotes non-income producing security.

(2)       Security is fair valued.

(3)       Security considered illiquid. On January 31, 2015 the value of the securities amounted to $9,387,791, representing 0.8% of the total net assets of the Fund.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

* At January 31, 2015, the tax basis cost of the Fund’s investments was $1,054,091,834, and the unrealized appreciation and depreciation were $167,732,113 and $(69,101,939), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 97.1%
	Australia — 3.8%
37,791	Ausdrill (1)	10,966
316,724	Beach Energy (1)	235,797
68,591	BHP Billiton (1)	1,582,036
78,243	BWP Trust REIT	173,600
22,537	Cabcharge Australia (1)	75,801
18,535	Cardno (1)	42,332
61,175	Collection House (1)	99,127
13,299	Decmil Group (1)	12,904
43,177	Downer EDI (1)	140,193
7,355	DWS	6,184
139,992	Evolution Mining (1)	100,731
13,276	Fleetwood (1)	15,074
3,467	Flight Centre (1)	101,206
98,377	MACA	62,801
222,513	Medusa Mining (1)(2)	146,912
175,025	Metcash (1)	197,583
31,503	Mineral Resources (1)	163,183
19,575	Monadelphous Group (1)	123,306
51,446	Myer Holdings (1)	61,969
38,073	NRW Holdings (1)	8,388
28,577	Orica (1)	401,131
204,062	PanAust (1)	190,491
26,954	Primary Health Care (1)	96,536
20,453	Programmed Maintenance Services (1)	34,451
26,653	RCR Tomlinson (1)	42,522
90,354	Resolute Mining (1)(2)	27,114
17,469	Rio Tinto (1)	778,981
98,437	Scentre Group REIT (1)(2)	289,236
83,924	Skilled Group (1)	84,794
378,736	Telstra (1)	1,910,343
60,488	Thorn Group (1)	134,320
17,644	Watpac (1)	11,086
30,190	Woodside Petroleum (1)	801,817
38,266	Woolworths (1)	941,679
30,515	WorleyParsons (1)	227,033
		9,331,627
	Austria — 0.5%
8,310	Atrium European Real Estate	38,782
13,823	EVN (1)	152,857
17,966	Oesterreichische Post	891,235
8,641	Raiffeisen Bank International (1)	100,970
2,931	Semperit Holding (1)	129,428
		1,313,272
	Belgium — 1.3%
10,060	Ageas (1)(2)	344,491
94,787	AGFA-Gevaert (2)	221,608
15,599	Anheuser-Busch InBev (1)	1,902,541
1,819	Barco (1)	117,070
11,057	Colruyt (1)	509,982
932	Sofina (1)	95,945
359	Van de Velde (1)	19,528
		3,211,165
	Bermuda (1) — 0.3%
38,258	Catlin Group	401,253
29,582	Lancashire Holdings	271,279
		672,532
	Brazil — 1.1%
20,500	Bematech	78,692
28,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR (2)	137,538
59,517	Cia Energetica de Minas Gerais ADR	268,422
41,000	EcoRodovias Infraestrutura e Logistica	158,453
13,600	Eternit	15,611
33,900	Grendene	175,991
27,000	Grupo BTG Pactual	265,648
15,900	Helbor Empreendimentos	23,169
18,000	Mahle-Metal Leve Industria e Comercio	134,166
18,800	Multiplus	243,473
33,100	Souza Cruz	277,432
37,300	Transmissora Alianca de Energia Eletrica	272,739
66,600	Vale	461,912
11,000	Via Varejo (2)	72,356
		2,585,602
	British Virgin Islands (1) — 0.3%
74,527	Playtech	758,551

	Cambodia (1) — 0.1%
284,000	NagaCorp	222,719

	Canada — 3.2%
5,800	AG Growth International	246,935
45,300	Centerra Gold	271,650
27,900	Corus Entertainment Class B	473,600
7,500	Dundee Class A (2)	70,945
13,800	Finning International	227,520
23,400	Genworth MI Canada	582,284
47,700	IAMGOLD (2)	127,631
7,400	Magna International Class A	710,999
38,400	Medical Facilities	592,001
1,300	Morguard REIT	18,886
60,200	Nevsun Resources	207,978
12,600	Noranda Income Fund	24,690
1,200	North West	25,082
7,100	Power Financial	191,595
46,500	Rogers Communications Class B	1,653,317
43,000	Shaw Communications Class B	992,854

Shares		Value $

21,200	Stantec	521,366
46,800	Teck Resources Class B	605,855
3,300	Torstar Class B	17,816
20,700	Transcontinental Class A	246,471
10,410	Yellow Pages (2)	143,939
		7,953,414
	Chile — 0.3%
19,304	AFP Habitat	26,417
36,700	Enersis ADR	559,675
105,078	Inversiones Aguas Metropolitanas	162,176
		748,268
	China — 1.9%
110,000	361 Degrees International (1)	31,467
47,500	Anhui Conch Cement Class H (1)	159,010
30,000	Baoye Group Class H (1)	17,386
60,000	Chaoda Modern Agriculture Holdings (1)(2)(3)	4,200
207,000	China Child Care (1)	32,848
684,000	China Construction Bank Class H (1)	547,529
510,000	China Lumena New Materials (1)(2)(3)	14,717
144,500	China Shenhua Energy Class H (1)	396,658
31,000	China Shineway Pharmaceutical Group (1)	48,566
80,000	China Taifeng Beddings Holdings (2)	10,010
248,000	Dongfeng Motor Group Class H (1)	358,668
710,000	Industrial & Commercial Bank of China Class H (1)	506,321
304,000	Jiangsu Expressway Class H (1)	377,319
88,000	Jingwei Textile Machinery Class H	107,952
4,259	NetEase ADR	465,296
213,000	Pacific Online (1)	78,283
283,000	Pacific Textile Holdings (1)	390,453
68,000	Qingling Motors Class H	22,806
28,700	SouFun Holdings ADR	175,357
122,000	Xingda International Holdings (1)	38,275
415,000	Yangzijiang Shipbuilding Holdings (1)	379,384
288,000	Zhejiang Expressway Class H (1)	366,499
		4,529,004
	Colombia — 0.3%
42,500	Ecopetrol ADR	692,750

	Czech Republic (1) — 0.5%
28,502	CEZ	667,125
2,641	Komercni Banka	537,453
		1,204,578
	Denmark (1) — 0.5%
378	AP Moeller - Maersk Class B	763,843
5,029	Rockwool International Class B	537,006
		1,300,849
	Finland — 1.9%
32,754	Fortum (1)(2)	698,664
102,954	F-Secure	266,413
21,360	Nokian Renkaat (1)	526,417
29,938	Orion Class B (1)	987,042
26,671	Ramirent (1)	220,212
19,508	Sampo Class A (1)	944,806
18,221	Stora Enso Class R (1)	176,787
7,526	Tieto (1)	184,945
33,563	Tikkurila (1)	605,599
		4,610,885
	France — 4.6%
4,294	Altamir	50,317
30,761	AXA (1)	719,556
5,672	BNP Paribas(1)	297,809
4,163	Boiron (1)	425,786
454	Cegid Group	16,355
5,101	Christian Dior (1)	877,312
8,923	Cie Generale des Etablissements Michelin (1)	868,936
20,336	CNP Assurances (1)	357,007
13,182	Credit Agricole (1)	156,333
11,397	Edenred (1)	327,556
3,729	Euler Hermes Group (1)	365,173
406	FFP (2)	26,907
25,009	Legrand (1)	1,340,606
1,950	LVMH Moet Hennessy Louis Vuitton (1)	313,606
38,705	Metropole Television (1)	707,662
4,407	Neopost	229,075
20,922	Plastic Omnium (1)	600,659
9,437	Sanofi (1)	869,520
2,403	Societe BIC (1)	341,669
16,712	Societe Generale (1)	671,090
5,742	Tarkett (1)	117,927
7,471	Valeo (1)	1,053,419
9,051	Vinci (1)	475,485
		11,209,765
	Gabon (1) — 0.0%
272	Total Gabon	93,439

	Germany — 2.8%
2,545	Allianz (1)	419,647
11,347	BASF (1)	1,014,845
1,505	Bijou Brigitte	90,678
13,766	Commerzbank (1)(2)	165,044
5,093	Continental (1)	1,149,215
2,918	Deutsche Bank (1)	84,702
4,962	Duerr (1)	451,596
2,733	Hamburger Hafen und Logistik (1)	56,149

Shares		Value $

5,260	HUGO BOSS (1)	679,115
11,477	K+S (1)	362,364
1,913	Muenchener Rueckversicherungs (1)	383,520
22,184	Stada Arzneimittel (1)	687,838
3,741	STO & KGaA	549,550
23,340	Suedzucker (1)	293,481
14,919	Takkt (1)	254,023
6,098	Talanx (1)	185,722
		6,827,489
	Greece — 0.1%
2,191	Aegean Airlines (2)	16,984
6,863	JUMBO (1)	65,210
6,500	Metka (1)	65,966
4,494	Public Power (1)(2)	24,433
		172,593
	Guernsey — 0.1%
24,762	Tetragon Financial Group	239,077

	Hong Kong — 6.1%
116,000	Allied Properties HK (1)	23,035
32,000	AMVIG Holdings (1)	15,801
221,016	Asian Citrus Holdings (1)(2)	22,362
189,000	Belle International Holdings (1)	213,936
194,500	BOC Hong Kong Holdings (1)	681,759
300,000	Bolina Holding	109,516
216,000	Century City International Holdings	16,718
240,000	Champion REIT	117,643
922,000	Champion Technology Holdings (1)	18,387
36,000	Cheung Kong Holdings (1)	686,981
336,000	China BlueChemical (1)	116,804
36,000	China Lilang (1)	22,617
68,000	China Mobile (1)	891,377
168,000	China Travel International Investment Hong Kong (1)	55,130
148,000	CIMC Enric Holdings (1)	113,969
983,000	CNOOC (1)	1,304,308
810,000	CSI Properties (1)	31,220
211,600	Dah Sing Banking Group (1)	353,020
88,800	Dah Sing Financial Holdings (1)	513,001
79,000	Dan Form Holdings (1)(2)	12,725
13,000	Dickson Concepts International (1)	6,110
285,000	Emperor Entertainment Hotel	67,277
288,000	Emperor International Holdings (1)	65,265
9,500	Fairwood Holdings (1)	23,743
606,000	Giordano International (1)	286,743
23,000	Goldlion Holdings (1)	9,876
47,279	Great Eagle Holdings (1)	157,436
516,000	Guangdong Investment (1)	692,646
18,150	Henderson Land Development (1)	129,388
28,000	HKR International (1)	14,383
11,000	Hongkong & Shanghai Hotels (1)	15,794
50,000	Hongkong Land Holdings (1)	370,253
1,100	Hopewell Highway Infrastructure (1)	532
22,000	Hopewell Holdings (1)	82,589
314,000	Huabao International Holdings (1)	247,426
59,000	Hysan Development (1)	285,158
78,500	Johnson Electric Holdings (1)	286,084
69,500	Kerry Properties (1)	245,583
17,000	Kowloon Development (1)	19,834
501,000	Lai Sun Development (1)	11,210
204,000	Lenovo Group (1)	262,669
160,000	Lifestyle International Holdings	313,713
234,000	Man Wah Holdings (1)	199,810
149,602	New World Development (1)	178,363
125,000	Peak Sport Products (1)	34,151
52,000	Ports Design (2)	20,056
107,000	Power Assets Holdings (1)	1,119,135
63,000	Prosperity REIT (1)	23,354
167,000	Real Nutriceutical Group (1)	47,211
51,000	Regal REIT (1)	14,393
402,000	Sa Sa International Holdings (1)	259,688
160,400	Sands China (1)	780,883
370,000	Shenguan Holdings Group (1)	103,183
592,000	Shougang Fushan Resources Group (1)	122,033
164,000	Sino Land (1)	274,257
91,000	Sitoy Group Holdings (1)	60,061
219,000	SJM Holdings (1)	321,523
8,000	SOCAM Development (1)(2)	7,259
20,000	Soundwill Holdings (1)	32,605
46,000	Sunlight REIT (1)	23,238
35,500	Swire Pacific Class A (1)	475,401
63,400	Swire Properties (1)	203,542
41,000	TAI Cheung Holdings	34,060
23,000	Television Broadcasts (1)	142,916
374,000	Truly International Holdings (1)	134,569
22,200	VTech Holdings (1)	312,504
53,000	Wharf Holdings (1)	429,365
52,000	Wheelock (1)	294,205
56,000	Yue Yuen Industrial Holdings (1)	208,380
108,000	Yuexiu Transport Infrastructure (1)	73,026
		14,843,192
	Indonesia (1) — 0.7%
4,385,000	Bank Bukopin	265,729
1,837,000	Panin Financial (2)	39,338
792,500	Perusahaan Gas Negara	314,833
1,066,500	Perusahaan Perkebunan London Sumatra Indonesia	154,370
2,100,000	Telekomunikasi Indonesia Persero	466,195
359,500	United Tractors	505,874
		1,746,339

Shares		Value $

	Ireland (1) — 0.0%
1,406	Dragon Oil	11,671
3,548	Irish Bank Resolution (1)(2)(3)	—
17,066	Total Produce	19,800
		31,471
	Israel — 1.5%
4,471	Babylon (1)	2,070
76,397	Bank Hapoalim (1)	339,359
161,664	Bank Leumi Le-Israel (1)(2)	538,972
481,253	Bezeq Israeli Telecommunication (1)	767,499
28,989	Delek Automotive Systems (1)	277,598
11,564	First International Bank of Israel (1)	144,929
152,563	Israel Discount Bank Class A (1)(2)	238,364
13,529	Ituran Location and Control (1)	283,261
216,896	Migdal Insurance & Financial Holding (1)	258,396
2,169	Osem Investments (1)	38,429
5,863	Rami Levy Chain Stores Hashikma Marketing 2006 (1)	231,673
8,000	Teva Pharmaceutical Industries ADR	454,880
3,827	Union Bank of Israel (1)(2)	12,479
		3,587,909
	Italy (1) — 1.7%
21,688	Autostrada Torino-Milano	272,190
13,864	Banca Popolare dell’Etruria e del Lazio (2)	8,143
174,447	Banca Popolare di Milano (2)	139,640
4,098	Danieli & C Officine Meccaniche	100,477
113,014	ENI	1,901,856
12,008	Immobiliare Grande Distribuzione REIT	9,869
65,071	Mediobanca	563,657
52,901	Recordati	874,275
4,640	Reply	358,968
4,630	Societa Cattolica di Assicurazioni	35,709
		4,264,784
	Japan — 17.2%
2,000	77 Bank (1)	11,061
7,700	ABC-Mart (1)	384,100
33,000	Achilles (1)	42,371
11,400	ADEKA (1)	139,846
800	Aichi Bank (1)	39,255
13,000	Aichi Steel (1)	53,893
6,700	Aisan Industry (1)	58,413
16,100	Aisin Seiki (1)	562,463
5,000	Akita Bank (1)	13,865
2,600	Alconix (1)	40,159
2,300	Alpine Electronics (1)	35,570
16,100	Amano (1)	171,123
600	Amiyaki Tei (1)	19,963
7,000	Amuse (1)	181,735
1,700	Aoyama Trading (1)	57,136
1,300	Arakawa Chemical Industries (1)	13,199
1,100	Arc Land Sakamoto (1)	20,518
3,300	Asahi Broadcasting (1)	26,373
3,900	Asahi Holdings (1)	57,878
13,000	Asahi Kasei (1)	128,389
19,800	Asante (1)	214,379
7,300	Asax (1)	94,427
19,000	Atsugi (1)	18,838
42,000	Awa Bank (1)	226,354
3,000	Bando Chemical Industries (1)	10,920
17,000	Bank of Kochi (1)	22,161
14,000	Bank of Kyoto (1)	117,372
14,000	Bank of Nagoya (1)	50,408
11,500	BML (1)	307,676
19,500	Bridgestone (1)	779,363
19,400	Brother Industries (1)	332,241
12,000	Bunka Shutter (1)	96,959
300	C Uyemura (1)	15,207
51,700	Canon (1)	1,635,552
1,000	Central Automotive Products (1)	6,752
5,300	Central Japan Railway (1)	908,864
8,100	Chiba Kogyo Bank (1)	55,216
1,300	Chiyoda (1)	27,658
2,100	Chori (1)	34,010
6,900	Chudenko (1)	111,183
11,000	Chugoku Marine Paints (1)	96,826
2,200	Cleanup (1)	16,280
3,200	Comture (1)	54,479
3,100	Corona Class A (1)	30,740
3,900	CTS (1)	27,094
6,000	Dai Nippon Printing (1)	53,960
7,000	Daihatsu Diesel Manufacturing (1)	56,184
30,000	Daihatsu Motor (1)	418,334
13,000	Daiichi Jitsugyo (1)	67,141
24,400	Daiichikosho (1)	706,615
2,700	Daikoku Denki (1)	43,245
700	Daikokutenbussan (1)	27,131
1,800	Dainichi (1)	11,731
31,000	Daishi Bank (1)	103,145
4,000	Daishinku (1)	11,641
11,000	Daiwa Industries (1)	66,845
82,000	Daiwa Securities Group (1)	595,793
10,200	Dena (1)(2)	134,127
3,800	Doshisha (1)	59,314
2,600	Dr Ci:Labo (1)	89,325
3,700	Duskin (1)	58,398
219,200	Dynam Japan Holdings (1)	432,507
6,000	Eidai (1)	23,055
9,400	Elecom (1)	214,027

Shares		Value $

10,800	en-japan (1)	156,916
20,100	FamilyMart (1)	870,607
10,000	Fields (1)	127,103
8,900	FJ Next (1)	41,662
28,000	Fuji Kiko (1)	127,583
2,400	Fuji Kosan (1)	12,196
10,200	FUJIFILM Holdings (1)	344,737
8,400	Fujikura Kasei (1)	40,807
7,200	Fujimori Kogyo (1)	203,425
1,600	Fujishoji (1)	20,081
2,800	Fujitsu Frontech (1)	32,053
39,000	Fujitsu General (1)	382,543
1,100	FuKoKu (1)	11,993
11,000	Fukushima Industries (1)	165,054
1,700	Funai Electric (1)(2)	20,474
900	Futaba (1)	14,489
14,400	Future Architect (1)	78,731
1,200	Fuyo General Lease (1)	38,629
2,400	Gendai Agency (1)	13,776
7,800	Geo (1)	76,319
2,500	Graphite Design (1)	17,229
17,800	Gree (1)(2)	101,398
3,800	G-Tekt (1)	36,205
6,000	Gunma Bank (1)	39,450
18,000	Gunze (1)	46,626
69,000	Hachijuni Bank (1)	454,709
2,000	Hagihara Industries (1)	33,092
24,900	Hakuhodo DY Holdings (1)	247,494
5,600	Happinet (1)	62,400
1,300	Hard Off (1)	12,477
10,900	Hazama Ando (1)	71,390
9,200	Heiwa (1)	185,055
23,000	Higo Bank (1)	124,720
100	Hikari Tsushin (1)	5,746
2,800	HI-LEX (1)	80,219
1,600	Hirano Tecseed (1)	11,415
2,000	Hisaka Works (1)	16,377
30,900	Hisamitsu Pharmaceutical (1)	1,051,361
26,000	Hyakugo Bank (1)	110,086
13,000	Hyakujushi Bank (1)	43,639
5,800	Imasen Electric Industrial (1)	74,845
6,000	Inaba Denki Sangyo (1)	202,622
1,800	Infocom (1)	13,730
64,100	Inpex (1)	709,353
2,400	Intage Holdings (1)	33,974
35,500	Isuzu Motors (1)	472,594
13,000	ITOCHU (1)	131,631
24,200	Itochu Enex (1)	188,647
300	Itochu-Shokuhin (1)	10,232
14,000	Iwatsu Electric (1)(2)	11,491
51,000	Iyo Bank (1)	588,496
22,800	J Trust (1)	185,096
14,500	Japan Digital Laboratory (1)	200,542
3,900	Japan Foundation Engineering (1)	12,885
5,200	Japan Petroleum Exploration (1)	157,920
22,000	Juroku Bank (1)	72,595
5,300	JVC Kenwood (1)(2)	12,563
26,900	JX Holdings (1)	99,267
17,000	Kagoshima Bank (1)	106,375
2,000	Kamei (1)	13,218
12,000	Kandenko (1)	70,941
86,000	Kanematsu (1)	122,499
2,500	Kanematsu Electronics (1)	37,622
5,400	Kato Sangyo (1)	99,007
28,300	KDDI (1)	1,997,668
3,100	Keihin (1)	49,412
27,000	Keiyo Bank (1)	147,306
22,800	Kimoto (1)	57,735
2,000	Koatsu Gas Kogyo (1)	10,196
2,300	Konaka (1)	12,012
7,600	Konishi (1)	130,259
11,200	Kura (1)	337,433
7,400	Kuroda Electric (1)	106,021
19,000	Kyodo Printing (1)	63,681
16,000	Kyowa Exeo (1)	168,858
18,700	Lawson (1)	1,222,631
1,200	LEC (1)	13,337
7,800	Lintec (1)	171,641
8,000	Maeda Road Construction (1)	126,245
900	Maezawa Kyuso Industries (1)	11,149
2,300	Matsuda Sangyo (1)	26,104
2,200	Megachips (1)(2)	26,431
2,900	Meiko Network Japan (1)	30,006
5,100	Meiwa (1)	19,914
1,900	Melco Holdings (1)	29,989
10	MID Class A REIT (1)	25,578
7,000	Mie Bank (1)	15,513
22,700	Miraca Holdings (1)	1,016,660
9,900	Mirait Holdings (1)	114,777
1,800	Miroku Jyoho Service (1)	10,323
3,100	Mitani (1)	71,312
1,300	Mitani Sekisan (1)	22,143
32,000	Mitsubishi Motors (1)	270,535
91,900	Mitsubishi UFJ Financial Group (1)	488,381
3,000	Mitsuboshi Belting (1)	24,519
45,000	Mitsui (1)	572,614
2,800	Mitsui High-Tec (1)	18,847
21,000	Mitsui Sugar (1)	71,209
11,000	Miyazaki Bank (1)	38,110
197,700	Mizuho Financial Group (1)	323,263
21,600	MTI (1)	272,170
8,600	NAC (1)	77,759

Shares		Value $

700	Nafco (1)	9,545
5,400	Namura Shipbuilding (1)	54,655
2,600	Natoco (1)	24,860
11,600	Neturen (1)	86,465
31,900	Nexon (1)	314,006
27,000	NHK Spring (1)	243,535
8,360	Nichirin (1)	98,228
2,800	NIFTY (1)	31,286
1,300	Nihon Eslead (1)	13,531
19,400	Nihon Parkerizing (1)	462,511
64,000	Nippon Electric Glass (1)	330,306
6,000	Nippon Hume (1)	44,239
7,000	Nippon Pillar Packing (1)	52,138
13,000	Nippon Road (1)	62,069
14,000	Nippon Seiki (1)	316,608
14,300	Nippon Telegraph & Telephone (1)	846,371
24,000	Nishimatsuya Chain (1)	191,173
23,000	Nishi-Nippon City Bank (1)	74,689
36,800	Nissin Kogyo (1)	563,357
200	Nissin Sugar (1)	4,199
8,000	Nittetsu Mining (1)	28,278
11,900	Nitto Kogyo (1)	229,458
9,500	Nittoc Construction (1)	45,506
16,700	North Pacific Bank (1)	62,212
17,000	Ogaki Kyoritsu Bank (1)	52,190
13,000	Oita Bank (1)	45,570
1,500	Onoken (1)	12,273
4,200	Oracle Japan (1)	174,615
43,900	ORIX (1)	504,447
1,200	Otsuka Kagu (1)	10,469
2,500	Pal (1)	64,937
1,800	Plant (1)	20,181
7,200	Renown (1)(2)	6,836
10,000	Rhythm Watch (1)	13,812
2,800	Ricoh Leasing (1)	73,279
1,800	Right On (1)	11,350
11,000	Riken (1)	43,078
9,000	Sakai Chemical Industry (1)	32,027
700	Sakai Moving Service (1)	23,142
9,300	San-A Class A (1)	310,486
8,000	San-Ai Oil (1)	53,087
3,300	Sanei Architecture Planning (1)	25,212
45,000	San-In Godo Bank (1)	367,179
16,000	Sanki Engineering (1)	97,044
2,000	Sansha Electric Manufacturing (1)	8,639
5,800	Sanyo Housing Nagoya (1)	63,132
10,000	Seino Holdings (1)	108,813
37,000	Sekisui Chemical (1)	404,660
11,000	Sekisui Jushi (1)	146,230
7,200	Seria (1)	207,810
13,000	Shiga Bank (1)	72,515
6,000	Shikoku Bank (1)	12,540
17,000	Shikoku Chemicals (1)	132,044
1,700	Shimachu (1)	42,611
14,000	Shinagawa Refractories (1)	31,504
19,000	Shin-Etsu Polymer (1)	84,902
4,000	Shiroki (1)	10,501
2,000	Shizuoka Bank (1)	18,275
14,000	Showa (1)	142,224
4,600	Sinko Industries (1)	53,330
9,400	Sintokogio (1)	66,360
1,000	SK Kaken	77,493
3,600	SNT (1)(2)	16,228
61,200	Sony Financial Holdings (1)	850,559
2,900	St. Marc Holdings (1)	186,479
5,200	Sumitomo Densetsu (1)	61,601
7,600	Sumitomo Forestry (1)	70,688
6,100	Sumitomo Mitsui Financial Group (1)	204,697
3,000	Suncall (1)	17,368
6,000	T RAD (1)	12,231
14,600	T&D Holdings (1)	164,419
600	T&K Toka (1)	11,373
3,800	Tachi-S Class S (1)	55,359
7,000	Taihei Dengyo Kaisha (1)	53,513
800	Takamatsu Construction Group (1)	16,515
21,000	Takara Standard (1)	159,807
24,000	Takiron (1)	106,496
8,000	Tayca (1)	28,545
3,000	TBK (1)	15,578
8,200	Teikoku Sen-I Class I (1)	170,518
3,500	Tenma (1)	46,352
1,100	TKC (1)	19,478
18,000	Toa (1)	30,622
21,000	Toagosei (1)	83,943
7,000	Tochigi Bank (1)	32,325
5,000	Toho Bank (1)	17,556
1,800	Tokai (1)	55,945
11,800	Tokai Rika (1)	242,986
1,830	Token (1)	75,846
2,000	Tokyo Energy & Systems (1)	14,305
1,000	Tokyo TY Financial Group (1)(2)	28,625
2,200	TOMONY Holdings (1)	9,498
4,900	Toppan Forms (1)	50,912
6,000	Toppan Printing (1)	40,080
35,000	Towa Bank (1)	28,736
15,000	Toyo Kohan (1)	76,992
9,300	Toyo Machinery & Metal (1)	35,956
3,700	Transcosmos (1)(2)	64,773
22,300	Trend Micro (1)(2)	629,777
10,700	TS Tech (1)	269,587
13,600	Tsukada Global Holdings (1)	83,514
4,300	Tsukuba Bank (1)	12,553

Shares		Value $

7,500	Tsuruha Holdings (1)	503,970
6,000	TYK (1)	11,067
6,700	Unipres (1)	116,552
200	Universal Entertainment (1)(2)	3,382
3,100	Utoc (1)	15,936
7,000	Wakita (1)	66,349
5,000	Watanabe Sato (1)	13,076
259,800	Yahoo Japan (1)(2)	873,738
700	YAMADA Consulting Group (1)	19,191
4,000	Yamagata Bank (1)	16,882
5,000	Yamaguchi Financial Group (1)	52,020
2,000	Yamanashi Chuo Bank (1)	7,987
22,900	Yamazen (1)	160,984
1,000	Yellow Hat (1)	19,561
15,000	Yodogawa Steel Works (1)	53,964
35,000	Zojirushi (1)	234,100
		42,006,055
	Jersey (1) — 0.2%
76,446	UBM	607,030

	Kazakhstan (1) — 0.1%
10,986	KazMunaiGas Exploration Production JSC GDR	126,603
20,279	KCell JSC GDR	153,284
		279,887
	Liechtenstein — 0.0%
183	VP Bank	14,768

	Luxembourg (1) — 0.3%
7,085	RTL Group	670,632

	Malaysia — 0.2%
48,400	Affin Holdings (1)	38,259
6,798	Berjaya Sports Toto (1)	6,345
10,100	British American Tobacco Malaysia (1)	183,600
176,000	IOI Properties Group (1)	99,680
66,600	KLCCP Stapled Group	126,665
29,000	OSK Holdings (1)	15,442
91,700	Padini Holdings (1)	36,844
		506,835
	Malta (1) — 0.0%
22,416	BGP Holdings (2)(3)	1,217

	Mexico (1) — 0.0%
50,800	Urbi Desarrollos Urbanos (1)(2)(3)	—

	Netherlands (1) — 1.6%
15,429	Arcadis (2)	466,961
15,298	ArcelorMittal	146,152
15,444	Brunel International	250,577
21,005	Koninklijke Ahold	379,106
47,735	Reed Elsevier	1,167,047
2,906	SNS Reaal (1)(2)(3)	—
36,769	Unilever	1,594,467
		4,004,310
	New Zealand (1) — 0.4%
7,308	Skellerup Holdings	6,953
156,783	Sky Network Television	689,376
84,354	Trade Me Group	222,346
		918,675
	Norway — 1.9%
32,687	Aker Solutions (1)(2)	159,573
21,521	Kongsberg Gruppen (1)	363,951
38,370	Kvaerner (1)	44,678
14,769	Salmar (1)	228,005
111,620	Statoil (1)	1,869,221
74,377	Storebrand (1)(2)	224,840
32,653	TGS Nopec Geophysical (1)	757,404
46,639	Tomra Systems	374,276
11,567	Yara International (1)	602,205
		4,624,153
	Philippines — 0.3%
356,500	Manila Water (1)	261,659
390,300	Nickel Asia (1)	240,243
2,500	Philippine Long Distance Telephone ADR	166,750
		668,652
	Poland (1) — 0.7%
6,129	Asseco Poland	90,794
10,749	Bank Pekao	518,480
13,254	KGHM Polska Miedz	375,746
92,850	PGE Polska Grupa Energetyczna	486,516
129,999	Polskie Gornictwo Naftowe i Gazownictwo	153,399
88,521	Tauron Polska Energia	119,093
		1,744,028
	Portugal — 0.2%
84,990	Portucel (1)	342,865
36,886	Redes Energeticas Nacionais (1)	104,602
13,454	Semapa-Sociedade de Investimento e Gestao	158,263
		605,730
	Russia — 0.8%
26,100	CTC Media (NASDAQ)	98,397
38,984	Gazprom ADR	163,538
38,369	Globaltrans Investment GDR (1)	173,098
5,276	LUKOIL ADR	213,256

Shares		Value $

4,996	MegaFon OAO GDR (1)	68,230
37,186	MMC Norilsk Nickel ADR (1)	612,904
17,500	Mobile Telesystems ADR	137,550
43,718	Surgutneftegas OAO ADR	195,419
7,500	Tatneft OAO ADR (1)	175,625
		1,838,017
	Singapore — 1.2%
47,000	Boustead Singapore (1)	62,496
379,000	Cache Logistics Trust REIT (1)	331,574
62,000	China Merchants Holdings Pacific (1)	44,926
16,000	Far East Orchard	19,929
40,000	First REIT (1)	38,871
163,000	First Resources (1)	223,885
241,000	Frasers Centrepoint Trust REIT (1)	367,980
40,000	Frasers Commercial Trust REIT (1)	43,831
2,200	Haw Par	14,002
30,000	Ho Bee Land	45,905
64,000	Hong Fok (1)	42,948
11,000	Jardine Cycle & Carriage (1)	343,334
103,000	Lippo Malls Indonesia Retail Trust REIT	27,029
360,000	Mapletree Industrial Trust REIT (1)	406,583
19,000	Metro Holdings	13,694
49,400	OSIM International (1)	70,665
81,000	Sabana Shari’ah Compliant Industrial REIT	54,786
238,000	SATS (1)	520,192
48,750	UMS Holdings (1)	18,530
49,000	UOL Group (1)	260,771
		2,951,931
	South Africa — 2.5%
168,203	Emira Property Fund REIT (1)	278,197
19,489	Kumba Iron Ore (1)	374,610
15,860	Lewis Group (1)	123,599
63,953	Liberty Holdings	719,986
98,340	Life Healthcare Group Holdings (1)	365,967
85,066	MMI Holdings	228,864
55,111	MTN Group (1)	951,696
15,754	Peregrine Holdings (1)	32,784
39,743	PPC (1)	72,830
38,857	Reunert (1)	208,540
225,917	SA Corporate Real Estate Fund REIT (1)	101,073
28,065	Sasol (1)	1,013,707
99,669	Sibanye Gold (1)	269,495
45,871	Truworths International (1)	317,655
7,574	Tsogo Sun Holdings (1)	17,839
78,164	Vodacom Group (1)	897,427
3,806	Wilson Bayly Holmes-Ovcon	39,384
		6,013,653
	South Korea — 1.4%
94	Asia Holdings (1)	12,252
1,018	AtlasBX	39,841
490	Daechang Forging (1)	18,704
240	Dongil Industries (1)	14,484
2,098	Dongyang E&P (1)	24,824
1,110	Global & Yuasa Battery (1)	41,082
482	GS Home Shopping (1)	92,933
4,420	Hankook Tire (1)	212,541
10,710	Hanshin Machinery (1)	17,893
7,810	Hyundai Hy Communications & Networks (1)	30,942
5,860	Industrial Bank of Korea (1)	68,839
1,183	INTOPS (1)	19,878
7,275	Jinro Distillers (1)	203,035
9,470	KB Financial Group (1)	318,128
10,645	Kia Motors (1)	444,877
2,920	KT&G (1)	213,154
630	Kukdo Chemical (1)	26,794
1,950	Kunsul Chemical Industrial (1)	97,259
485	MegaStudy (1)	26,377
100	Mi Chang Oil Industrial	6,492
752	NEOWIZ HOLDINGS (1)(2)	9,985
358	Samchully (1)	45,005
913	Samsung Electronics (1)	1,133,397
491	Samyang Genex (1)	48,046
520	Sebang (1)	9,080
470	Sejong Industrial (1)	5,792
630	Sewon Precision Industry	14,978
4,700	Yoosung Enterprise (1)	21,802
1,493	Youngone Holdings (1)	122,325
		3,340,739
	Spain (1) — 1.2%
825	Caja de Ahorros del Mediterraneo (1)(2)(3)	—
10,053	Duro Felguera	40,349
11,534	Gas Natural SDG	270,746
208,859	Mapfre	703,091
118,012	Telefonica	1,769,630
16,731	Zardoya Otis	190,540
		2,974,356
	Sweden — 3.9%
24,372	AddTech Class B (1)	344,066
53,430	Alfa Laval (1)	992,472
11,849	Axfood (1)	719,125
17,778	Clas Ohlson Class B	275,022
36,463	Industrivarden Class C (1)	649,423
11,719	Indutrade (1)	476,984
24,400	Intrum Justitia (1)	649,323
1,008	Investment Oresund (1)(2)	20,108

Shares		Value $

23,972	Investor Class B (1)	872,310
14,717	JM (1)	484,422
14,561	Kinnevik Investment Class B (1)	435,135
15,521	Millicom International Cellular (1)	989,783
7,378	Nolato Class B (1)	177,041
12,240	Swedish Match (1)	398,497
77,595	Telefonaktiebolaget LM Ericsson Class B (1)	940,781
91,285	TeliaSonera (1)	562,477
37,252	Trelleborg Class B (1)	673,704
		9,660,673
	Switzerland — 4.8%
315	Alpiq Holding (2)	22,299
675	APG SGA	218,335
941	Baloise Holding (1)	122,487
10,447	Cie Financiere Richemont (1)	867,917
2,863	Coltene Holding (1)	193,578
5,426	Credit Suisse Group (1)	114,249
54,470	Ferrexpo (1)	41,077
1,320	Galenica (1)	1,060,714
590	Helvetia Holding (1)	300,954
1,465	Implenia (1)	80,130
720	Kaba Holding (1)	361,875
1,327	Kardex (1)	63,473
43	Metall Zug (1)	104,999
20,807	Nestle (1)	1,589,051
4,324	Pargesa Holding (1)	312,424
7,259	Roche Holding (1)	1,956,427
647	SGS (1)	1,227,291
268	Sika (1)	920,446
11,031	Swiss Re (1)	995,078
776	Swisscom (1)	454,983
132	Vaudoise Assurances Holding	62,140
1,918	Zurich Insurance Group (1)	635,967
		11,705,894
	Taiwan — 2.6%
16,000	104 (1)	79,937
52,000	Audix (1)	72,417
14,000	Catcher Technology (1)	122,424
135,220	Chicony Electronics (1)	371,049
75,600	Chimei Materials Technology (1)	76,346
69,000	Coretronic (1)(2)	97,368
76,420	Cyberlink (1)	221,669
40,000	Draytek (1)	33,064
34,000	Dynacolor (1)	75,346
130,000	Far EasTone Telecommunications (1)	317,604
27,000	First Insurance	13,409
148,000	Formosan Rubber Group (1)	151,027
160,000	Grand Pacific Petrochemical (1)	87,495
25,000	Grape King Bio (1)	102,662
141,000	Greatek Electronics (1)	169,760
31,000	Holtek Semiconductor (1)	56,356
75,000	ITEQ (1)	61,873
2,000	KD Holding (1)	10,390
49,245	Lite-On Technology (1)	60,696
65,000	Lumax International (1)	132,488
33,000	MediaTek (1)	501,773
26,000	Mercuries & Associates Holding (1)	16,928
93,000	Micro-Star International (1)	103,600
46,000	Mirle Automation (1)	41,907
85,000	New Era Electronics (1)	93,248
80,000	Pegatron (1)	212,726
39,000	Phison Electronics (1)	276,476
40,000	Polytronics Technology (1)	85,331
53,000	Primax Electronics (1)	70,320
118,017	Radiant Opto-Electronics (1)	373,348
3,841	Raydium Semiconductor	7,313
145,470	Realtek Semiconductor (1)	441,066
56,000	Sigurd Microelectronics (1)	53,320
55,000	Simplo Technology (1)	269,891
5,565	Sinmag Equipment (1)	31,772
71,000	Sitronix Technology (1)	232,460
59,000	Sonix Technology (1)	84,990
162,000	Taiwan Cement (1)	218,718
63,440	Taiwan Surface Mounting Technology (1)	82,355
184,302	Test Research (1)	297,551
32,000	Thinking Electronic Industrial (1)	46,384
106,000	Transcend Information (1)	337,769
42,000	United Integrated Services (1)	40,843
410,000	Yuanta Financial Holding (1)	196,688
		6,430,157
	Thailand (1) — 1.2%
68,500	Bangkok Bank	398,215
198,200	BEC World	311,596
13,300	Delta Electronics Thai	30,047
55,100	Delta Electronics Thai NVDR	124,481
298,700	Hana Microelectronics NVDR	366,297
6,100	PTT	64,496
64,500	PTT NVDR	681,961
5,500	PTT Exploration & Production	18,336
227,500	PTT Exploration & Production NVDR	758,463
74,800	TTW (2)	28,057
668,100	TTW NVDR	250,619
		3,032,568
	Turkey (1) — 0.8%
7,670	Akcansa Cimento	54,096
47,219	Cimsa Cimento Sanayi VE Ticaret	332,794

Shares		Value $

6,294	Eczacibasi Yatirim Holding Ortakligi	21,914
140,821	Enka Insaat ve Sanayi	284,501
70,091	Gubre Fabrikalari	159,296
22,963	Ipek Dogal Enerji Kaynaklari Ve Uretim (2)	14,864
20,787	Koza Altin Isletmeleri	164,409
152,760	Turk Telekomunikasyon	457,034
61,153	Turkcell Iletisim Hizmetleri (2)	352,049
		1,840,957
	United Kingdom — 20.0%
23,166	Admiral Group (1)	503,965
42,793	Aggreko (1)	998,023
117,437	Alent (1)	644,944
32,122	Amec Foster Wheeler (1)	384,060
63,278	Amlin (1)	463,659
62,565	Anglo American (1)(2)	1,045,066
25,316	Anglo American (South African Shares) (1)(2)	425,082
142,962	Ashmore Group (1)	601,634
27,475	AstraZeneca (1)	1,955,825
30,840	AVEVA Group (1)	609,411
81,789	BAE Systems (1)	622,630
153,325	Barclays (1)	538,484
92,693	Beazley (1)	401,602
11,419	Bellway (1) (1)	312,602
6,588	Berendsen (1)	110,253
12,442	Berkeley Group Holdings (1)	453,522
74,728	BHP Billiton (1)	1,623,138
262,180	BP (1)	1,684,258
10,762	British American Tobacco (1)	607,151
77,579	British Sky Broadcasting Group (1)	1,081,856
176,799	Cairn Energy (1)(2)	509,537
79	Camellia	10,828
23,835	Carillion (1)	122,423
205,945	Centrica (1)	908,844
66,213	Chesnara (1)	350,493
1,381	Clarkson	39,105
176,139	Cobham (1)(2)	863,416
38,989	Daily Mail & General Trust Class A (1)	505,095
48,531	Dart Group	210,704
69,621	Debenhams (1)	78,548
24,371	Diploma (1)	279,391
22,525	Domino Printing Sciences (1)	231,036
5,596	Dunelm Group	74,131
15,987	Fenner (1)	44,394
29,212	Gem Diamonds (1)(2)	62,116
90,925	GlaxoSmithKline (1)	2,002,059
152,076	Highland Gold Mining (1)	91,651
40,851	Home Retail Group (1)	117,997
164,131	HSBC Holdings (1)	1,501,673
174,400	HSBC Holdings (Hong Kong Shares) (1)	1,608,993
1,349	Immunodiagnostic Systems Holdings (1)	6,676
11,265	Imperial Tobacco Group (1)	529,108
4,209	Indivior (2)	11,031
24,512	Intertek Group (1)	844,220
90,699	ITE Group (1)	178,389
23,671	James Halstead	115,339
3,290	John Menzies	18,397
501,270	Kcom Group (1)	623,954
13,415	Keller Group (1)	179,589
477,114	Legal & General Group (1)	1,916,156
101,889	Marks & Spencer Group (1)	740,647
20,327	Micro Focus International	322,087
35,498	Millennium & Copthorne Hotels (1)	307,853
15,081	Mondi (1)	269,029
51,996	Moneysupermarket.com Group (1)	205,262
25,226	N Brown Group (1)	163,441
5,448	Next (1)	592,026
22,264	Pace (1)	111,734
15,262	PayPoint (1)	190,318
19,392	Phoenix Group Holdings (1)	244,235
53,524	Premier Farnell (1)	136,075
110,374	QinetiQ Group (1)	310,144
21,002	Reckitt Benckiser Group (1)	1,777,508
63,724	Reed Elsevier (1)	1,106,317
11,093	Rio Tinto (1)	487,461
64,950	Rolls-Royce Holdings (1)	867,737
22,857	Rotork (1)	790,135
179,861	Royal Bank of Scotland Group (1)(2)	976,599
35,036	Royal Dutch Shell Class A (1)	1,067,745
34,394	Royal Dutch Shell Class A (Amsterdam Shares) (1)	1,046,466
36,591	Royal Mail (1)	239,165
135,193	Sage Group (1)	974,591
20,306	Smiths Group (1)	343,660
150,420	Soco International (1)(2)	590,636
26,448	Spectris (1)	831,109
104,290	Stagecoach Group (1)	536,891
8,080	Standard Chartered (1)	107,746
18,138	Ultra Electronics Holdings (1)	476,480
41,053	Unilever (1)	1,807,736
35,369	Weir Group (1)	891,721
16,858	WH Smith (1)	341,434
92,398	William Hill (1)	523,491
25,356	WS Atkins (1)	477,827
3,706	Zytronic	16,467
		48,974,231
	TOTAL COMMON STOCK (Cost $246,356,917)	237,566,422

Shares		Value $

	PREFERRED STOCK — 1.1%
	Brazil — 0.7%
36,700	AES Tiete	226,498
37,100	Banco do Estado do Rio Grande do Sul (2)	168,684
101,420	Itausa - Investimentos Itau	345,469
76,000	Vale Class A	468,760
72,800	Vale Class B ADR	455,728
		1,665,139
	Germany (1) — 0.4%
25,910	ProSiebenSat.1 Media	1,146,972
	TOTAL PREFERRED STOCK (Cost $3,817,412)	2,812,111

	INVESTMENT COMPANY — 0.3%
	Australia (1) — 0.1%
93,877	WAM Capital	146,509

	Switzerland (1) — 0.2%
1,936	BB Biotech	547,350
	TOTAL INVESTMENT COMPANY (Cost $458,685)	693,859

	WARRANT (2) — 0.0%
	Hong Kong — 0.0%
3,166	Sun Hung Kai Properties Expires 04/22/16 (Cost $—)	11,435

	TOTAL INVESTMENTS — 98.5% (Cost $250,633,014)*	241,083,827
	OTHER ASSETS LESS LIABILITIES — 1.5%	3,568,952
	NET ASSETS — 100%	$244,652,779

(1)        Security is fair valued.

(2)        Denotes non-income producing security.

(3)        Security considered illiquid. On January 31, 2015 the value of the securities amounted to $20,134, representing 0.01% of the total net assets of the Fund.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Deutsche Bank Securities	2/25/15	USD	401,377	JPY	47,322,000	$1,690
JPMorgan	2/25/15	JPY	540,068,000	USD	4,606,064	6,013
UBS Securities	2/25/15	GBP	7,072,200	USD	10,688,131	37,473
						$45,176

ADR — American Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

* At January 31, 2015, the tax basis cost of the Fund’s investments was $250,633,014, and the unrealized appreciation and depreciation were $13,542,406 and $(23,091,593), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 90.8%
	Brazil — 6.4%
28,800	Ambev	189,227
1,500	Arteris	6,876
5,200	BB Seguridade Participacoes	56,976
7,000	Bematech	26,870
10,400	Cia de Saneamento Basico do Estado de Sao Paulo (1)	51,549
17,261	Cia Energetica de Minas Gerais ADR	77,847
2,600	Cia Paranaense de Energia ADR	30,160
4,100	Cielo	61,120
5,600	Eternit	6,428
1,800	Ez Tec Empreendimentos e Participacoes	11,069
16,700	Grupo BTG Pactual	164,308
9,900	Mahle-Metal Leve Industria e Comercio	73,791
6,600	Multiplus	85,475
10,400	Natura Cosmeticos	121,509
22,100	Odontoprev	85,081
10,500	Petroleo Brasileiro ADR (1)	63,105
14,600	Souza Cruz	122,372
191	Telefonica Brasil ADR	3,522
5,723	Tractebel Energia	66,417
6,900	Transmissora Alianca de Energia Eletrica	50,453
13,800	Vale	95,712
10,400	Via Varejo (1)	68,410
		1,518,277
	Chile — 0.9%
81,261	AFP Habitat	111,201
8,562	Forus	30,399
164	Gasco	1,395
2,500	Sociedad Quimica y Minera de Chile ADR	59,650
		202,645
	China — 13.9%
35,000	361 Degrees International (2)	10,012
600	51job ADR (1)	21,126
27,500	AAC Technologies Holdings (2)	175,745
61,500	Anhui Conch Cement Class H (2)	205,876
900	Baidu ADR (1)	196,128
132,000	Bank of China Class H (2)	73,690
39,500	Bank of Chongqing Class H (2)	32,234
135,000	Bank of Communications Class H (2)	113,334
16,000	Baoye Group Class H (2)	9,273
23,000	Changshouhua Food (2)	15,806
135,000	China Child Care (2)	21,423
174,000	China Construction Bank Class H (2)	139,284
96,000	China Creative Home Group (2)	18,913
322,000	China Lumena New Materials (1)(2)(3)	9,292
23,000	China Shenhua Energy Class H (2)	63,136
91,000	China Shineway Pharmaceutical Group (2)	142,564
32,800	China Zhongwang Holdings (2)	14,385
69,000	Chongqing Rural Commercial Bank Class H (2)	42,235
90,000	Consun Pharmaceutical Group (2)	70,469
100,000	Dongfeng Motor Group Class H (2)	144,624
11,500	Great Wall Motor Class H (2)	65,641
18,000	Harbin Electric Class H (2)	12,895
104,000	HOSA International (2)	42,622
245,000	Industrial & Commercial Bank of China Class H (2)	174,716
96,000	Jiangsu Expressway Class H (2)	119,153
42,000	Jingwei Textile Machinery Class H	51,523
222,000	Jintian Pharmaceutical Group (2)	69,520
2,500	Mindray Medical International ADR	68,400
900	NetEase ADR	98,325
7,000	On-Bright Electronics (2)	44,860
129,000	Pacific Online (2)	47,411
89,000	Peak Sport Products (2)	24,315
41,000	Shenzhou International Group Holdings (2)	148,974
39,500	Sinopec Engineering Group Class H (2)	28,201
160,000	Sinosoft Technology Group (2)	70,706
26,500	SOHO China (2)	18,404
14,400	SouFun Holdings ADR	87,984
36,000	Springland International Holdings (2)	11,079
31,500	Sun Art Retail Group (2)	28,436
10,500	Tencent Holdings (2)	177,099
102,000	Travelsky Technology Class H (2)	107,621
17,500	Weiqiao Textile Class H (2)	9,575
1,400	WuXi PharmaTech Cayman ADR (1)	56,140
55,000	Xingda International Holdings (2)	17,255
144,000	Zhejiang Expressway Class H (2)	183,250
		3,283,654
	Colombia — 0.5%
5,924	Cemex Latam Holdings (1)	36,952
4,500	Ecopetrol ADR	73,350
		110,302
	Czech Republic — 1.1%
2,398	CEZ (2)	56,128
5,807	Fortuna Entertainment Group	29,304
823	Komercni Banka (2)	167,484
		252,916
	Egypt — 1.3%
4,304	Alexandria Mineral Oils (2)	31,553

Shares		Value $

13,161	Commercial International Bank (2)	95,348
1,944	Eastern Tobacco	56,335
3,380	Egyptian International Pharmaceutical Industrial (2)	34,921
114,587	Orascom Telecom Media And Technology Holding SAE (1)(2)	19,618
37,807	Telecom Egypt (2)	60,859
		298,634
	Greece (2) — 0.2%
1,656	Athens Water Supply & Sewage	10,837
1,153	JUMBO	10,955
2,837	Metka	28,791
		50,583
	Hong Kong — 6.5%
8,000	Agile Property Holdings (2)	4,873
144,000	Belle International Holdings (2)	162,999
28,000	Bolina Holding	10,221
230,000	China BlueChemical (2)	79,955
46,000	China Lilang (2)	28,899
56,000	China Medical System Holdings (2)	96,859
18,000	China Merchants China Direct Investments (2)	31,774
16,500	China Mobile (2)	216,290
10,000	CIMC Enric Holdings (2)	7,701
120,000	CNOOC (2)	159,224
12,000	Dawnrays Pharmaceutical Holdings (2)	8,265
235,000	Geely Automobile Holdings (2)	96,277
25,000	Goldlion Holdings (2)	10,735
68,000	Guangdong Investment (2)	91,279
75,000	Huabao International Holdings (2)	59,099
62,000	Lenovo Group (2)	79,831
17,500	Ports Design (1)	6,750
100,000	Real Nutriceutical Group (2)	28,270
450,000	REXLot Holdings (2)	35,141
32,000	Shandong Luoxin Pharmaceutical Group Stock Class H (2)	53,185
198,000	Shenguan Holdings Group (2)	55,217
268,000	Shougang Fushan Resources Group (2)	55,245
88,000	Sino Biopharmaceutical (2)	87,911
100,000	Yuexiu Transport Infrastructure (2)	67,617
		1,533,617
	Hungary (2) — 0.5%
9,100	OTP Bank	120,667

	India — 1.0%
6,700	Infosys ADR	228,336

	Indonesia (2) — 5.4%
270,000	Astra International	166,254
915,500	Bank Bukopin	55,479
904,600	Bank Pembangunan Daerah Jawa Timur	37,071
24,000	Bank Rakyat Indonesia Persero	21,960
94,800	Indocement Tunggal Prakarsa	170,876
282,000	Kalbe Farma	41,375
1,110,000	Panin Financial (1)	23,770
264,000	Perusahaan Gas Negara	104,878
183,000	Perusahaan Perkebunan London Sumatra Indonesia	26,488
192,400	Semen Indonesia Persero	220,023
1,022,500	Telekomunikasi Indonesia Persero	226,992
124,000	United Tractors	174,488
29,000	Vale Indonesia	7,860
		1,277,514
	Kazakhstan — 0.2%
263	Halyk Savings Bank of Kazakhstan JSC GDR	1,609
1,774	KazMunaiGas Exploration Production JSC GDR (2)	20,444
2,597	KCell JSC GDR (2)	19,630
		41,683
	Malaysia — 2.0%
13,100	A & M Realty (2)	3,203
36,200	Affin Holdings (2)	28,615
4,700	Astro Malaysia Holdings (2)	3,779
19,851	Berjaya Sports Toto (2)	18,529
3,700	British American Tobacco Malaysia (2)	67,259
15,600	Carlsberg Brewery Malaysia (2)	50,453
63,500	DiGi.com (2)	112,193
18,800	Guinness Anchor (2)	62,381
7,000	IOI Properties Group (2)	3,965
14,600	KLCCP Stapled Group	27,767
48,100	Media Prima (2)	24,750
14,000	MNRB Holdings (2)	14,991
29,800	My EG Services (2)	20,952
19,800	OSK Holdings (2)	10,543
5,800	Petronas Chemicals Group (2)	8,129
8,500	Syarikat Takaful Malaysia (2)	27,716
		485,225
	Mexico — 1.1%
5,100	America Movil Class L ADR	109,089
400	Coca-Cola Femsa ADR	32,516
17,000	Grupo Industrial Maseca Class B	23,579
52,900	Kimberly-Clark de Mexico Class A	102,839
		268,023

Shares		Value $

	Morocco — 1.0%
195	Ciments du Maroc	21,767
16,650	Maroc Telecom (2)	220,449
		242,216
	Philippines — 1.1%
75,000	Manila Water (2)	55,047
134,700	Nickel Asia (2)	82,913
2,000	Philippine Long Distance Telephone ADR	133,400
		271,360
	Poland (2) — 1.5%
2,519	Asseco Poland	37,316
3,797	Bank Pekao	183,149
4,245	KGHM Polska Miedz	120,344
7,693	MCI Management (1)	22,670
		363,479
	Qatar (2) — 0.2%
789	Industries Qatar	32,186
259	Qatar Electricity & Water QSC	13,321
		45,507
	Russia — 3.7%
8,800	CTC Media (NASDAQ)	33,176
17,305	Gazprom ADR	72,508
3,491	Gazprom Neft OAO ADR (2)	40,674
13,669	Globaltrans Investment GDR (2)	61,666
1,807	LUKOIL ADR	73,039
2,838	MegaFon OAO GDR (2)	38,758
14,596	MMC Norilsk Nickel ADR (2)	240,573
5,000	Mobile Telesystems ADR	39,300
391	NovaTek GDR (2)	27,179
674	OTCPHARM (1)	1,742
3,474	Pharmstandard GDR (1)	27,445
9,664	RusHydro JSC ADR	7,306
2,639	Sistema JSFC GDR	11,743
16,894	Surgutneftegas OAO ADR	75,516
3,600	Tatneft OAO ADR (2)	84,300
2,431	Yandex Class A (NASDAQ) (1)	36,198
		871,123
	South Africa — 12.1%
16,036	AVI (2)	116,206
6,700	Bidvest Group (2)	184,911
2,753	Coronation Fund Managers (2)	24,364
27,247	FirstRand (2)	121,259
4,497	Kumba Iron Ore (2)	86,440
8,146	Lewis Group (2)	63,483
12,845	Liberty Holdings	144,610
61,853	Life Healthcare Group Holdings (2)	230,183
8,975	MMI Holdings	24,147
1,528	Mr Price Group (2)	34,609
13,668	MTN Group (2)	236,029
19,148	Rand Merchant Insurance Holdings (2)	69,864
4,520	Reunert (2)	24,258
20,528	RMB Holdings (2)	115,944
38,313	Sanlam (2)	229,638
6,895	Sasol (2)	249,047
4,464	Shoprite Holdings (2)	70,565
29,605	Sibanye Gold (2)	80,049
6,874	Standard Bank Group (2)	90,773
28,171	Truworths International (2)	195,083
21,379	Tsogo Sun Holdings (2)	50,355
21,141	Vodacom Group (2)	242,727
23,299	Woolworths Holdings (2)	172,938
		2,857,482
	South Korea — 9.3%
81	ASIA Holdings (2)	10,558
620	Asia Paper Manufacturing (2)	13,576
464	AtlasBX	18,159
650	BS Financial Group (2)	8,216
1,730	Coway (2)	138,644
240	Daechang Forging (2)	9,161
5,360	DGB Financial Group (2)	51,403
3,799	Dongsuh (2)	80,342
646	Dongyang E&P (2)	7,643
1,436	e-LITECOM (2)	19,607
3,270	Grand Korea Leisure (2)	118,996
513	GS Home Shopping (2)	98,910
3,440	Halla Visteon Climate Control (2)	144,811
1,410	Hana Financial Group (2)	41,215
785	Hancom (2)	14,529
1,350	Hankook Tire (2)	64,916
535	Hyundai Home Shopping Network (2)	58,531
4,000	Hyundai Hy Communications & Networks (2)	15,847
140	Hyundai Mobis (2)	31,649
114	Ilshin Spinning	17,513
1,110	Industrial Bank of Korea (2)	13,039
773	Intelligent Digital Integrated Securities (2)	9,503
535	INTOPS (2)	8,990
2,130	KB Financial Group (2)	71,554
4,760	KC Tech (2)	33,390
2,930	Kia Motors (2)	122,451
686	Koh Young Technology (2)	29,751
565	KT&G (2)	41,244
1,050	Kunsul Chemical Industrial (2)	52,370
252	Kwangju Bank (1)(2)	2,052
386	Kyongnam Bank (1)(2)	3,828
339	KyungDong City Gas	30,596
352	Medy-Tox (2)	118,276

Shares		Value $

1,510	Samsung Climate Control	15,948
187	Samsung Electronics (2)	232,142
378	Samsung Electronics GDR (2)	232,712
226	Samyang Genex (2)	22,115
2,350	Shinhan Financial Group (2)	95,947
14	Taekwang Industrial (2)	14,407
5,298	Woori Bank (1)	42,632
537	Youngone Holdings (2)	43,998
		2,201,171
	Taiwan — 13.1%
3,000	Boardtek Electronics (2)	4,151
23,000	Catcher Technology (2)	201,125
70,000	China Life Insurance (2)	58,673
13,000	China Steel Chemical (2)	62,859
26,000	Coretronic (1)(2)	36,689
15,000	Cyberlink (2)	43,510
9,000	Delta Electronics (2)	54,971
17,000	Draytek (2)	14,052
21,000	Dynacolor (2)	46,537
8,000	Elite Advanced Laser (2)	25,672
59,000	Far EasTone Telecommunications (2)	144,144
11,680	Feng TAY Enterprise (2)	43,688
20,000	First Insurance	9,932
13,532	Flytech Technology (2)	48,177
24,000	Formosan Rubber Group (2)	24,491
1,000	GeoVision (2)	3,698
10,000	Grape King Bio (2)	41,065
57,000	Greatek Electronics (2)	68,627
4,000	KD Holding (2)	20,779
2,000	King Slide Works (2)	28,822
27,000	King’s Town Bank (2)	28,495
1,000	Largan Precision (2)	83,158
14,000	Lumax International (2)	28,536
12,000	MediaTek (2)	182,463
12,000	Microlife (2)	27,261
36,000	Micro-Star International (2)	40,103
9,000	New Era Electronics (2)	9,873
15,000	Novatek Microelectronics (2)	82,508
45,000	Pegatron (2)	119,659
9,000	Phison Electronics (2)	63,802
19,000	Polytronics Technology (2)	40,532
8,000	President Chain Store (2)	61,498
19,540	Radiant Opto-Electronics (2)	61,815
4,502	Raydium Semiconductor	8,572
25,000	Realtek Semiconductor (2)	75,800
21,000	Sigurd Microelectronics (2)	19,995
13,000	Simplo Technology (2)	63,792
7,632	Sinmag Equipment (2)	43,573
7,000	Sirtec International (2)	14,733
3,000	Sitronix Technology (2)	9,822
4,000	Sporton International (2)	20,989
4,000	St. Shine Optical (2)	62,901
30,000	Taiwan Mobile (2)	98,922
31,465	Taiwan Secom (2)	81,801
49,000	Taiwan Semiconductor Manufacturing (2)	215,484
9,000	Taiwan Semiconductor Manufacturing ADR	204,390
7,280	Taiwan Surface Mounting Technology (2)	9,451
10,720	Test Research (2)	17,307
32,000	Thinking Electronic Industrial (2)	46,384
31,000	Transcend Information (2)	98,782
15,000	Tripod Technology (2)	32,478
11,000	United Integrated Services (2)	10,697
5,172	Vivotek (2)	16,225
175,000	Yuanta Financial Holding (2)	83,952
6,000	Yung Chi Paint & Varnish Manufacturing (2)	15,975
10,000	Yungtay Engineering (2)	23,118
		3,086,508
	Thailand (2) — 4.6%
19,900	Advanced Info Service NVDR	148,690
33,300	BEC World	52,352
83,300	BEC World NVDR	130,958
13,900	Bumrungrad Hospital	66,120
41,800	Delta Electronics Thai	94,434
16,300	Delta Electronics Thai NVDR	36,825
58,000	Hana Microelectronics NVDR	71,126
87,300	MK Real Estate	14,186
6,900	PTT	72,954
11,000	PTT NVDR	116,303
11,100	PTT Exploration & Production	37,006
32,400	PTT Exploration & Production NVDR	108,019
31,300	Total Access Communication	89,798
76,300	TTW (1)	28,619
78,900	TTW NVDR	29,597
		1,096,987
	Turkey (2) — 2.2%
43,884	Adana Cimento Sanayii Class C	13,076
14,147	Akcansa Cimento	99,777
3,560	Cimsa Cimento Sanayi Ve	25,090
35,830	Enka Insaat ve Sanayi	72,388
23,107	Gubre Fabrikalari	52,515
8,111	Koza Altin Isletmeleri	64,152
24,806	Koza Anadolu Metal Madencilik Isletmeleri (1)	17,172
4,378	Soda Sanayii	9,332

Shares/
Principal
Amount $		Value $

44,148	Turk Telekomunikasyon	132,084
7,582	Turkcell Iletisim Hizmetleri (1)	43,648
		529,234
	United Arab Emirates (2) — 0.2%
21,325	Dubai Islamic Bank PJSC	37,761
2,899	First Gulf Bank PJSC	13,368
		51,129
	United Kingdom (2) — 0.8%
10,975	Anglo American (1)	184,282

	TOTAL COMMON STOCK (Cost $22,302,078)	21,472,554

	PREFERRED STOCK — 3.4%
	Brazil — 3.4%
9,900	AES Tiete	61,099
31,700	Banco do Estado do Rio Grande do Sul (1)	144,131
2,000	Bradespar Class Preference	8,654
4,300	Cia Energetica de Sao Paulo Class Preference	37,756
4,100	Eucatex Industria e Comercio (1)	4,737
52,530	Itausa - Investimentos Itau	178,934
8,700	Metalurgica Gerdau Class A	31,904
19,100	Petroleo Brasileiro (1)	58,227
8,300	Petroleo Brasileiro Class A ADR (1)	51,045
13,825	Randon Participacoes	20,609
16,800	Vale Class A	103,621
16,200	Vale Class A ADR	101,412
	TOTAL PREFERRED STOCK (Cost $1,140,931)	802,129

	WARRANT (1) — 0.0%
	Malaysia — 0.0%
10,566	CB Industrial Product Holding Expires 11/06/19 (Cost $—)	1,485

	U.S. TREASURY OBLIGATIONS — 3.4%
	United States Treasury Bills (4)
148,000	0.032%, 03/19/15	147,999
125,000	0.017%, 03/12/15	124,999
125,000	0.012%, 03/05/15	124,999
150,000	0.010%, 04/02/15	149,998
125,000	0.006%, 02/26/15	125,000
125,000	0.006%, 02/05/15	125,000
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $797,988)	797,995

	TOTAL INVESTMENTS — 97.6% (Cost $24,240,997)*	23,074,163
	OTHER ASSETS LESS LIABILITIES — 2.4%	568,348
	NET ASSETS — 100%	$23,642,511

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On January 31, 2015 the value of the securities amounted to $9,292, representing 0.04% of the total net assets of the Fund.

(4)         Zero coupon security — rate reported is effective yield at time of purchase.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
SGX S&P CNX Nifty Index	91	Feb-2015	$(7,670)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	2/4/15-2/18/15	USD	2,691,745	INR	167,980,239	$14,257
Barclays Capital	2/25/15	ZAR	3,765,700	USD	325,209	3,030
Deutsche Bank Securities	2/4/15	USD	240,923	INR	15,009,493	1,229
						$18,516

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

INR — Indian Rupee

NVDR — Non Voting Depository Receipt

NASDAQ— National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

USD — United States Dollar

ZAR — South African Rand

* At January 31, 2015, the tax basis cost of the Fund’s investments was $24,240,997, and the unrealized appreciation and depreciation were $1,744,559 and $(2,911,393), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal Amount †		Value $

	CORPORATE OBLIGATIONS — 37.6%
	Consumer Discretionary — 2.9%
	American Axle &
	Manufacturing
220,000	7.750%, 11/15/19	248,600
	Ford Motor Credit LLC
460,000	5.000%, 05/15/18	503,400
325,000	1.700%, 05/09/16	326,540
710,000	1.192%, 01/09/18 (1)	711,540
	Gannett (2)
420,000	5.500%, 09/15/24	425,250
	General Motors Financial
95,000	4.750%, 08/15/17	100,819
355,000	3.500%, 07/10/19	364,148
	George Washington University
205,000	3.485%, 09/15/22	218,118
	Marina District Finance
99,000	9.875%, 08/15/18	104,074
	Men’s Wearhouse (2)
395,000	7.000%, 07/01/22	408,825
	Signet UK Finance
245,000	4.700%, 06/15/24	253,575
	Sirius XM Radio (2)
395,000	6.000%, 07/15/24	406,850
	Target
245,000	6.000%, 01/15/18	278,778
	Tesco (2)
248,000	6.150%, 11/15/37	258,051
	VTR Finance BV (2)
400,000	6.875%, 01/15/24	402,020
		5,010,588
	Consumer Staples — 1.1%
	Altria Group
469,000	9.950%, 11/10/38	826,195
285,000	4.000%, 01/31/24	309,778
	Marfrig Holding Europe
	BV (2)
215,000	6.875%, 06/24/19	187,050
	Reynolds American
110,000	7.250%, 06/15/37	150,242
150,000	6.150%, 09/15/43	185,928
90,000	4.750%, 11/01/42	92,519
	Tyson Foods
56,000	4.875%, 08/15/34	65,178
		1,816,890
	Energy — 6.6%
	California Resources (2)
325,000	6.000%, 11/15/24	266,094
	Chesapeake Energy
340,000	4.875%, 04/15/22	337,025
130,000	3.503%, 04/15/19 (1)	126,425
	Continental Resources
25,000	5.000%, 09/15/22	23,781
	Energy Transfer Partners
615,000	4.150%, 10/01/20	648,604
	Ensco
1,218,000	5.750%, 10/01/44	1,249,435
435,000	4.700%, 03/15/21	438,975
	Enterprise Products Operating LLC
175,000	4.950%, 10/15/54	195,531
501,000	4.850%, 03/15/44	554,860
	EOG Resources
66,000	2.625%, 03/15/23	65,810
	Kinder Morgan
860,000	4.300%, 06/01/25	899,771
	Kinder Morgan Energy Partners
390,000	4.250%, 09/01/24	405,090
	Marathon Petroleum
625,000	5.000%, 09/15/54	626,513
	MEG Energy (2)
210,000	7.000%, 03/31/24	191,100
	Noble Energy
95,000	6.000%, 03/01/41	106,355
235,000	4.150%, 12/15/21	246,341
	Petroleos Mexicanos (2)
520,000	4.500%, 01/23/26	520,520
	Phillips 66
378,000	5.875%, 05/01/42	450,363
1,001,000	4.650%, 11/15/34	1,091,973
535,000	4.300%, 04/01/22	585,820
	Plains All American Pipeline
70,000	4.700%, 06/15/44	74,836
	Rowan
365,000	5.850%, 01/15/44	337,306
345,000	5.400%, 12/01/42	296,406
	Seventy Seven Operating LLC
255,000	6.625%, 11/15/19	186,150
	Suncor Energy
330,000	6.500%, 06/15/38	429,896
	Targa Resources Partners (2)
245,000	5.000%, 01/15/18	250,463
	TransCanada PipeLines (1)
98,000	0.937%, 06/30/16	98,311
	Williams
240,000	4.550%, 06/24/24	223,198

Principal Amount †		Value $

	Williams Partners
375,000	5.400%, 03/04/44	382,163
		11,309,115
	Financials — 17.1%
	ABN AMRO Bank (1) (2)
505,000	0.645%, 06/06/16	504,555
	Aflac
283,000	8.500%, 05/15/19	358,873
	Ally Financial
175,000	3.500%, 07/18/16	176,313
220,000	3.250%, 09/29/17	220,275
	American Express
34,000	8.125%, 05/20/19	42,677
	Bank of America MTN
85,000	7.625%, 06/01/19	104,054
275,000	5.625%, 07/01/20	319,477
356,000	5.000%, 01/21/44	423,561
406,000	4.200%, 08/26/24	422,064
766,000	4.000%, 01/22/25	781,505
855,000	3.300%, 01/11/23	874,531
835,000	1.125%, 04/01/19 (1)	835,815
	Bank of Nova Scotia (2)
1,595,000	1.050%, 03/20/15	1,596,153
	Barclays Bank
720,000	10.179%, 06/12/21 (2)	988,254
285,000	6.750%, 05/22/19	341,721
200,000	2.500%, 02/20/19	206,375
	BBVA Banco Continental (2)
240,000	3.250%, 04/08/18	246,000
	Bear Stearns LLC MTN (1)
200,000	0.621%, 11/21/16	199,695
	Capital One Bank USA
635,000	3.375%, 02/15/23	647,120
	CIMPOR Financial Operations
	BV (2)
200,000	5.750%, 07/17/24	152,000
	Citigroup
746,000	8.125%, 07/15/39	1,162,573
45,000	6.875%, 06/01/25	58,611
500,000	4.300%, 11/20/26	516,609
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank BA
	MTN
267,000	3.875%, 02/08/22	291,291
	Danske Bank MTN (2)
315,000	3.875%, 04/14/16	325,794
	Deutsche Annington Finance
	BV (2)
570,000	3.200%, 10/02/17	587,554
	DuPont Fabros Technology
365,000	5.875%, 09/15/21	380,513
	Eurasian Development Bank (2)
1,195,000	5.000%, 09/26/20	1,019,933
	FMS Wertmanagement AoeR
825,000	1.625%, 11/20/18	838,542
	Goldman Sachs Group
	MTN (1)
720,000	1.836%, 11/29/23	744,456
	Health Care REIT
500,000	4.125%, 04/01/19	540,116
	HSBC Bank USA
280,000	4.875%, 08/24/20	314,965
	HSBC Holdings
390,000	5.250%, 03/14/44	468,019
490,000	4.000%, 03/30/22	536,374
	JPMorgan Chase
475,000	6.000%, 10/01/17	528,446
640,000	3.875%, 09/10/24	661,546
	Leucadia National
350,000	5.500%, 10/18/23	364,470
	Liberty Mutual Group (2)
160,000	6.500%, 05/01/42	211,915
425,000	4.850%, 08/01/44	466,078
	Manufacturers & Traders Trust
355,000	6.625%, 12/04/17	402,043
	MetLife
169,000	7.717%, 02/15/19	208,440
	Moody’s
136,000	5.500%, 09/01/20	157,902
	Morgan Stanley
610,000	4.350%, 09/08/26	639,190
375,000	4.300%, 01/27/45	394,843
560,000	3.750%, 02/25/23	591,728
1,175,000	2.125%, 04/25/18	1,184,959
	Navient
295,000	5.000%, 10/26/20	295,369
	Norddeutsche Landesbank
	Girozentrale (2)
400,000	2.000%, 02/05/19	407,813
	Prudential Financial MTN
37,000	7.375%, 06/15/19	45,189
47,000	6.000%, 12/01/17	52,862
	Royal Bank of Canada
1,700,000	0.625%, 12/04/15	1,702,783

Principal Amount †		Value $

	Royal Bank of Scotland
30,000	4.375%, 03/16/16	31,133
158,000	3.950%, 09/21/15	161,000
	Royal Bank of Scotland Group
	MTN
122,000	6.400%, 10/21/19	144,391
47,000	2.550%, 09/18/15	47,466
	Sabra Health Care REIT
125,000	5.375%, 06/01/23	132,031
	Sparebank 1 Boligkreditt (2)
1,000,000	1.750%, 11/15/19	1,001,757
	Standard Chartered (2)
825,000	5.700%, 03/26/44	937,804
	Swedbank Hypotek (2)
205,000	2.375%, 04/05/17	210,921
	UBS (2)
440,000	2.250%, 03/30/17	452,898
	Wells Fargo Capital X
405,000	5.950%, 12/15/36	418,770
	Wells Fargo MTN
202,000	4.100%, 06/03/26	214,132
	XL Group
225,000	5.750%, 10/01/21	270,026
		29,564,273
	Healthcare — 2.8%
	Actavis Funding SCS
578,000	4.850%, 06/15/44	605,624
	Anthem
465,000	4.650%, 01/15/43	524,408
	Becton Dickinson
810,000	2.675%, 12/15/19	832,311
	Boston Scientific
320,000	2.650%, 10/01/18	326,532
	HCA
305,000	5.250%, 04/15/25	332,831
	Humana
90,000	7.200%, 06/15/18	105,525
	Medtronic (2)
1,900,000	4.375%, 03/15/35	2,115,107
		4,842,338
	Industrials — 1.0%
	Aircastle
240,000	6.750%, 04/15/17	256,800
	Barrick North America Finance LLC
117,000	4.400%, 05/30/21	121,866
	Fly Leasing
430,000	6.375%, 10/15/21	422,475
	General Electric Capital MTN
273,000	6.875%, 01/10/39	405,827
	Odebrecht Finance (2)
335,000	5.250%, 06/27/29	242,875
	Odebrecht Offshore Drilling
	Finance (2)
419,413	6.750%, 10/01/22	301,767
		1,751,610
	Information Technology — 0.2%
	Hewlett-Packard
318,000	3.000%, 09/15/16	327,481

	Materials — 3.2%
	Barrick
480,000	4.100%, 05/01/23	480,657
	Dow Chemical
85,000	5.700%, 05/15/18	95,019
	Eastman Chemical
1,290,000	4.650%, 10/15/44	1,419,281
	Glencore Funding LLC (2)
570,000	4.125%, 05/30/23	551,249
	International Paper
250,000	7.300%, 11/15/39	349,143
	LYB International Finance BV
445,000	4.875%, 03/15/44	487,982
	Monsanto
480,000	4.700%, 07/15/64	557,628
51,000	4.400%, 07/15/44	56,770
	Rio Tinto Finance USA
365,000	6.500%, 07/15/18	421,257
118,000	4.125%, 08/21/42	118,666
230,000	3.500%, 03/22/22	237,486
550,000	2.250%, 12/14/18	558,720
	Tupy Overseas (2)
200,000	6.625%, 07/17/24	184,500
		5,518,358
	Telecommunication Services — 2.1%
	CBS
487,000	4.600%, 01/15/45	512,046
	Cogeco Cable (2)
170,000	4.875%, 05/01/20	171,912
	Inmarsat Finance (2)
275,000	4.875%, 05/15/22	275,344
	Telecom Italia (2)
435,000	5.303%, 05/30/24	455,662
	Univision Communications (2)
180,000	7.875%, 11/01/20	193,500

Principal Amount †		Value $

	Verizon Communications
847,000	6.550%, 09/15/43	1,145,876
653,000	5.012%, 08/21/54 (2)	722,876
150,000	3.650%, 09/14/18	159,630
		3,636,846
	Utilities — 0.6%
	Berkshire Hathaway Energy
185,000	5.750%, 04/01/18	209,768
	Dynegy Finance I (2)
130,000	7.625%, 11/01/24	134,063
70,000	7.375%, 11/01/22	72,363
85,000	6.750%, 11/01/19	87,444
	Fermaca Enterprises S de
	RL (2)
320,000	6.375%, 03/30/38	328,000
	Mexico Generadora de
	Energia (2)
200,000	5.500%, 12/06/32	202,500
		1,034,138
	TOTAL CORPORATE OBLIGATIONS (Cost $62,771,916)	64,811,637

	U.S. TREASURY OBLIGATIONS (3) — 17.9%
	United States Treasury Inflation
	Indexed Bonds
9,050,224	0.125%, 04/15/19	9,217,092
2,048,773	0.125%, 07/15/24	2,079,505
	United States Treasury Notes
25,000	4.500%, 02/15/36	35,684
428,000	3.625%, 02/15/44	554,059
4,695,000	3.125%, 08/15/44	5,573,110
854,000	2.500%, 08/15/23	915,114
213,000	2.250%, 03/31/21	223,533
185,000	2.250%, 04/30/21	194,192
8,166,000	2.250%, 11/15/24	8,585,781
610,000	1.500%, 11/30/19	619,245
1,408,000	0.875%, 11/30/16	1,419,440
820,000	0.625%, 10/15/16	823,075
284,000	0.500%, 09/30/16	284,599
215,000	0.375%, 01/15/16	215,437
205,000	0.375%, 10/31/16	204,904
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,576,249)	30,944,770

	U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS — 16.4%
	Federal Home Loan Mortgage Corporation — 6.7%
	FHLMC
128,883	4.500%, 12/15/26	141,102
579,760	4.000%, 09/15/30	635,248
622,882	4.000%, 04/01/44	677,918
7,775,883	4.000%, 07/01/44	8,334,240
1,119,517	3.000%, 10/15/42	1,163,185
9,677	0.570%, 11/25/28 (1)	9,578
	FHLMC Gold
31,160	5.000%, 05/01/18	32,923
181,648	4.500%, 10/01/24	193,130
213,286	3.000%, 01/01/43	221,546
	FHLMC IO
709,833	3.000%, 01/15/33	85,235
	FHLMC IO REMIC
5	1179.351%, 01/15/22 (1)	103
720,812	3.000%, 05/15/32	77,343
500,284	1.982%, 06/15/15 (1)	2,299
	FHLMC REMIC
414	13.576%, 07/15/33 (1)	419
		11,574,269
	Federal National Mortgage Association — 6.3%
	FNMA
94,364	6.143%, 09/01/36 (1)	101,933
969	6.000%, 12/01/28	1,106
18,589	6.000%, 10/01/29	21,148
115,117	5.500%, 11/01/34	128,752
329,188	5.500%, 10/01/35	369,158
497,367	5.500%, 07/01/38	555,866
93,704	5.000%, 10/01/29	103,872
435,000	5.000%, 03/25/41	519,318
130,244	4.500%, 07/01/41	141,833
32,858	4.500%, 10/01/41	35,764
453,875	4.000%, 07/25/25	494,615
1,026,437	4.000%, 04/25/33	1,152,917
332,331	4.000%, 05/25/37	359,811
178,302	4.000%, 10/01/41	186,332
989,611	4.000%, 03/01/42	1,060,824
240,735	3.500%, 04/01/32	256,247
1,137,672	3.500%, 08/25/43	1,214,645
276,055	3.259%, 06/01/42 (1)	289,942
455,000	3.056%, 06/25/24 (1)	487,152
444,879	3.000%, 04/01/43	460,817
130,644	3.000%, 05/01/43	135,615

Principal Amount †		Value $

439,558	3.000%, 06/01/43	456,258
157,967	3.000%, 07/01/43	163,569
771,401	3.000%, 08/01/43	800,323
419,494	2.500%, 10/25/41	374,875
306,914	0.407%, 05/25/18 (1)	307,256
	FNMA IO
93,862	5.000%, 07/25/18	5,634
143,146	5.000%, 07/25/18	8,659
128,053	5.000%, 07/25/18	7,605
8,796,422	0.535%, 09/25/22 (1)	272,324
8,019,664	0.436%, 06/25/24 (1)	257,772
	FNMA IO REMIC
178,834	5.500%, 01/25/19	10,107
176,293	5.500%, 12/25/26	9,764
	FNMA REMIC
64,387	5.000%, 07/25/37	68,881
		10,820,694
	Government National Mortgage Association — 3.4%
	GNMA
18,094	7.000%, 09/15/23	21,073
49,469	6.000%, 12/15/38	55,854
1,870,102	5.935%, 02/20/44 (1)	258,445
1,395,000	5.500%, 10/20/23	1,488,197
98,765	5.500%, 02/20/34	111,280
59,470	5.500%, 01/15/37	68,108
142,730	5.000%, 05/20/30	157,185
123,468	5.000%, 12/20/43	137,055
170,000	4.500%, 09/20/38	188,415
57,300	4.500%, 07/20/41	62,502
70,401	4.000%, 03/20/42	75,203
537,596	4.000%, 03/20/44	618,149
3,484,958	1.381%, 02/16/48 (1)	276,627
12,794,658	0.961%, 08/16/54 (1)	842,208
2,124,585	0.687%, 05/16/54 (1)	118,519
	GNMA IO
35,655	4.500%, 06/20/33	133
316,364	4.500%, 12/16/37	11,587
481,472	1.118%, 06/16/54 (1)	33,174
2,506,758	1.022%, 03/16/47 (1)	166,054
4,880,739	1.021%, 01/16/53 (1)	358,908
2,495,433	0.957%, 08/16/52 (1)	147,928
2,754,751	0.841%, 12/16/51 (1)	189,830
2,385,273	0.754%, 01/16/54 (1)	155,106
4,270,676	0.702%, 12/16/53 (1)	251,376
		5,792,916
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $27,371,827)	28,187,879

	ASSET-BACKED SECURITIES — 14.0%
	American Credit Acceptance
	Receivables Trust, Series 1,
	Class A (2)
52,821	1.450%, 04/16/18	52,945
	American Credit Acceptance
	Receivables Trust, Series 3,
	Class A (2)
13,623	1.640%, 11/15/16	13,629
	AmeriCredit Automobile
	Receivables Trust,
	Series 2013-1, Class C
105,000	1.570%, 01/08/19	105,011
	AmeriCredit Automobile
	Receivables Trust,
	Series 2013-5, Class C
680,000	2.290%, 11/08/19	686,735
	AmeriCredit Automobile
	Receivables Trust,
	Series 2014-1, Class C
505,000	2.150%, 03/09/20	506,625
	AmeriCredit Automobile
	Receivables Trust,
	Series 2014-2, Class C
415,000	2.180%, 06/08/20	415,756
	ARL Second LLC, Series 2014-
	1A, Class A2 (2)
400,000	3.970%, 06/15/44	422,190
	BA Credit Card Trust,
	Series 2007-A11,
	Class A11 (1)
100,000	0.237%, 12/15/19	99,563
	BA Credit Card Trust,
	Series 2014-A1, Class A (1)
170,000	0.541%, 06/15/21	169,730
	Barclays Dryrock Issuance
	Trust, Series 2014-1,
	Class A (1)
220,000	0.527%, 12/16/19	219,796

Principal Amount †		Value $

	Barclays Dryrock Issuance
	Trust, Series 2014-2,
	Class A (1)
660,000	0.507%, 03/16/20	659,695
	Barclays Dryrock Issuance
	Trust, Series 2014-3, Class A
151,000	2.410%, 07/15/22	155,017
	Cabela’s Credit Card Master
	Note Trust, Series 2014-2,
	Class A (1)
106,000	0.611%, 07/15/22	106,054
	Capital One Multi-Asset
	Execution Trust, Series 2007-
	A7, Class A7
320,000	5.750%, 07/15/20	357,824
	Carfinance Capital Auto Trust,
	Series 2013-2A, Class A (2)
57,093	1.750%, 11/15/17	57,231
	Chase Issuance Trust,
	Series 2013-A9, Class A (1)
200,000	0.587%, 11/16/20	200,340
	Chase Issuance Trust,
	Series 2014-A5, Class A5 (1)
1,625,000	0.537%, 04/15/21	1,620,624
	Citibank Credit Card Issuance
	Trust, Series 2013-A6,
	Class A6
354,000	1.320%, 09/07/18	357,005
	CLI Funding V LLC,
	Series 2013-1A (2)
183,750	2.830%, 03/18/28	183,539
	CLI Funding V LLC,
	Series 2013-2A (2)
219,049	3.220%, 06/18/28	220,513
	CPS Auto Receivables Trust,
	Series 2014-C, Class A (2)
607,671	1.310%, 02/15/19	607,281
	Credit-Based Asset Servicing
	and Securitization LLC,
	Series CB4, Class AF1 (4)
19,158	5.000%, 03/25/31	18,662
	Cronos Containers Program,
	Series 2012-2A, Class A (2)
402,500	3.810%, 09/18/27	402,742
	Cronos Containers Program,
	Series 2013-1A, Class A (2)
206,250	3.080%, 04/18/28	208,305
	Discover Card Execution Note
	Trust, Series 2007-A1,
	Class A1
200,000	5.650%, 03/16/20	223,123
	DT Auto Owner Trust,
	Series 2014-1A, Class B (2)
405,000	1.430%, 03/15/18	405,658
	DT Auto Owner Trust,
	Series 2014-1A, Class C (2)
435,000	2.640%, 10/15/19	438,248
	DT Auto Owner Trust,
	Series 2014-2A, Class C (2)
460,000	2.460%, 01/15/20	461,065
	Exeter Automobile Receivables
	Trust, Series 2014-1A,
	Class A (2)
215,702	1.290%, 05/15/18	215,672
	Exeter Automobile Receivables
	Trust, Series 2014-2A,
	Class A (2)
56,772	1.060%, 08/15/18	56,593
	Flagship Credit Auto Trust,
	Series 2013-1, Class A (2)
215,096	1.320%, 04/16/18	215,378
	Flagship Credit Auto Trust,
	Series 2013-2, Class A (2)
193,908	1.940%, 01/15/19	195,290
	Flagship Credit Auto Trust,
	Series 2014-1, Class B (2)
160,000	2.550%, 02/18/20	160,914
	Ford Credit Auto Owner Trust,
	Series 2015-1, Class A (2)
490,000	2.120%, 07/15/26	492,081
	Global SC Finance, Series 2013-
	1A, Class A (2)
528,000	2.980%, 04/17/28	532,476
	Global SC Finance, Series 2014-
	1A, Class A1 (2)
346,750	3.190%, 07/17/29	350,340
	Harley-Davidson Motorcycle
	Trust, Series 2014-1, Class A3
227,000	1.100%, 09/15/19	227,692
	Nissan Master Owner Trust
	Receivables, Series 2013-A,
	Class A (1)
795,000	0.461%, 02/15/18	795,046

Principal Amount †		Value $

	OnDeck Asset Securitization
	Trust, Series 2014-1A,
	Class A (2)
520,000	3.150%, 05/17/18	520,300
	OneMain Financial Issuance
	Trust, Series 2014-1A,
	Class A (2)
865,000	2.430%, 06/18/24	873,582
	OneMain Financial Issuance
	Trust, Series 2014-2A,
	Class A (2)
435,000	2.470%, 09/18/24	435,339
	OneMain Financial Issuance
	Trust, Series 2015-1A,
	Class A (2) (6)
350,000	3.190%, 03/18/26	350,438
	Prestige Auto Receivables Trust,
	Series 2014-1A, Class B (2)
310,000	1.910%, 04/15/20	311,445
	Santander Drive Auto
	Receivables Trust,
	Series 2013-3, Class C
225,000	1.810%, 04/15/19	225,648
	Santander Drive Auto
	Receivables Trust,
	Series 2013-4, Class C
925,000	3.250%, 01/15/20	954,856
	Santander Drive Auto
	Receivables Trust,
	Series 2013-5, Class C
825,000	2.250%, 06/17/19	833,966
	Santander Drive Auto
	Receivables Trust,
	Series 2014-1, Class C
815,000	2.360%, 04/15/20	823,659
	Santander Drive Auto
	Receivables Trust,
	Series 2014-2, Class C
505,000	2.330%, 11/15/19	509,090
	SpringCastle America Funding
	LLC, Series 2014-AA, Class A (2)
322,013	2.700%, 05/25/23	322,647
	Synchrony Credit Card Master
	Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	203,064
	Synchrony Credit Card Master
	Note Trust, Series 2012-3,
	Class A (1)
100,000	0.617%, 03/15/20	99,939
	Synchrony Credit Card Master
	Note Trust, Series 2014-1,
	Class A
1,020,000	1.610%, 11/15/20	1,021,019
	TAL Advantage V LLC,
	Series 2013-2A, Class A (2)
662,500	3.550%, 11/20/38	682,075
	TAL Advantage V LLC,
	Series 2014-1A, Class A (2)
662,175	3.510%, 02/22/39	677,622
	TAL Advantage V LLC,
	Series 2014-2A, Class A2 (2)
473,807	3.330%, 05/20/39	482,545
	Textainer Marine Containers,
	Series 2014-1A, Class A (2)
321,750	3.270%, 10/20/39	327,220
	Volkswagen Auto Loan
	Enhanced Trust, Series 2014-1, Class A3
225,000	0.910%, 10/22/18	224,864
	Westlake Automobile
	Receivables Trust,
	Series 2014-1A, Class B (2)
280,000	1.240%, 11/15/19	280,075
	Westlake Automobile
	Receivables Trust,
	Series 2014-1A, Class C (2)
440,000	1.700%, 11/15/19	440,000
	Wheels SPV LLC, Series 1,
	Class A2 (2)
14,507	1.190%, 03/20/21	14,513
	World Financial Network
	Credit Card Master Trust,
	Series 2014-A, Class A (1)
805,000	0.547%, 12/15/19	806,671
	World Omni Auto Receivables
	Trust, Series 2014-A, Class A3
175,000	0.940%, 04/15/19	175,258
	TOTAL ASSET-BACKED SECURITIES (Cost $24,075,880)	24,212,223

Principal Amount †			Value $

		COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
		Brunel Residential Mortgage
		Securitisation, Series 1A,
		Class A4C (1) (2)
435,084		0.454%, 01/13/39	430,543
		Credit Suisse First Boston
		Mortgage Securities,
		Series 2004-AR3,
		Class 3A1 (1)
20,346		2.114%, 04/25/34	20,399
		E-MAC Program, Series NL3A,
		Class A1 (1) (2)
999,521		0.308%, 07/25/47	967,286
		Eurosail, Series 2006-2X,
		Class A2C (1) (5)
GBP	221,780	0.720%, 12/15/44	323,740
		Eurosail, Series 2006-3X,
		Class A3A (1) (5)
EUR	144,910	0.252%, 09/10/44	160,384
		FHLMC Multifamily
		Structured Pass-Through
		Certificates, Series K038,
		Class X1 (1)
4,816,517		1.201%, 03/25/24	425,719
		FHLMC Multifamily
		Structured Pass-Through
		Certificates, Series KGRP,
		Class A (1)
461,355		0.534%, 04/25/20	462,240
		FHLMC Structured Agency
		Credit Risk Debt Notes,
		Series 2014-HQ2,
		Class M1 (1)
436,372		1.620%, 09/25/24	436,512
		FREMF Mortgage Trust,
		Series K36, Class B (1) (2)
360,000		4.362%, 12/25/46	393,877
		FREMF Mortgage Trust,
		Series K38, Class B (1) (2)
300,000		4.223%, 06/25/47	323,796
		FREMF Mortgage Trust,
		Series K702, Class B (1) (2)
90,000		4.940%, 04/25/44	96,686
		FREMF Mortgage Trust,
		Series K706, Class B (1) (2)
495,000		4.027%, 11/25/44	522,556
		FREMF Mortgage Trust,
		Series K711, Class B (1) (2)
350,000		3.562%, 08/25/45	364,513
		FREMF Mortgage Trust,
		Series K712, Class B (1) (2)
415,000		3.368%, 05/25/45	428,248
		FREMF Mortgage Trust,
		Series K715, Class B (1) (2)
575,000		3.978%, 02/25/46	604,502
		FREMF Mortgage Trust,
		Series KF01, Class B (1) (2)
1,470,000		2.769%, 10/25/44	1,506,662
		FREMF Mortgage Trust,
		Series KF02, Class B (1) (2)
656,787		3.169%, 12/25/45	677,567
		Granite Master Issuer,
		Series 2006-1X,
		Class M3 (1) (5)
GBP	167,000	1.104%, 12/20/54	246,078
		Impac CMB Trust, Series 2004-
		10, Class 4A1 (1)
29,304		0.908%, 03/25/35	28,714
		Impac Secured Assets Trust,
		Series 1, Class 2A2 (1)
148,255		0.578%, 05/25/36	144,308
		Impac Secured Assets Trust,
		Series 2, Class 2A2 (1)
16,061		0.598%, 08/25/36	15,876
		Impac Secured Assets Trust,
		Series 2006-2, Class 2M1 (1)
130,000		0.668%, 08/25/36	118,879
		Mansard Mortgages,
		Series 2006-1X,
		Class A2 (1) (5)
GBP	7,291	0.760%, 10/15/48	10,590
		Marble Arch Residential
		Securitisation No. 4,
		Series 2006-4X,
		Class A3C (1) (5)
GBP	93,364	0.740%, 03/20/40	139,393
		Money Partners Securities 3,
		Series 2006-3X,
		Class A2B (1)
EUR	97,110	0.482%, 09/14/39	107,544
		Money Partners Securities 4,
		Series 2006-4X,
		Class A1A (1) (5)
GBP	266,098	0.940%, 03/15/40	393,789

Principal Amount †			Value $

		Paragon Mortgages No. 9,
		Series 2005-9X,
		Class AA (1) (5)
GBP	88,629	0.915%, 05/15/41	126,837
		Preferred Residential Securities,
		Series 8X, Class A1A2 (1) (5)
GBP	73,152	0.800%, 12/15/42	107,581
		Residential Mortgage Securities,
		Series 2012-26,
		Class A1 (1) (5)
GBP	322,698	2.807%, 02/14/41	504,253
		Residential Mortgage Securities,
		Series 20X, Class A2A (1) (5)
GBP	87,533	0.817%, 08/10/38	128,232
		Residential Mortgage Securities,
		Series 22X, Class A3A (1) (5)
GBP	277,410	0.917%, 11/14/39	399,839
		RMAC, Series 2003-NS3X,
		Class A3 (1) (5)
GBP	160,544	1.007%, 12/12/35	238,773
		Southern Pacific Financing,
		Series 2005-B, Class A (1) (5)
GBP	64,379	0.737%, 06/10/43	93,815
		Southern Pacific Financing,
		Series 2006-A, Class A (1) (5)
GBP	77,335	0.717%, 03/10/44	112,695
		Thornburg Mortgage Securities
		Trust, Series 2005-1,
		Class A3 (1)
330,798		2.246%, 04/25/45	333,155
		Wells Fargo Mortgage-Backed
		Securities Trust, Series 16,
		Class A5
87,020		5.000%, 11/25/36	90,061
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,499,044)	11,485,642

		COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 2.4%
		BAMLL Commercial Mortgage
		Securities Trust, Series ICTS,
		Class A (1) (2)
360,000		0.961%, 06/15/28	359,872
		Citigroup Commercial
		Mortgage Trust, Series 388G,
		Class C (1) (2)
290,000		1.567%, 06/15/33	290,362
		Commercial Mortgage Trust,
		Series TWC, Class A (1) (2)
355,000		1.004%, 02/13/32	354,111
		Credit Suisse Mortgage Trust,
		Series ICE, Class B (1) (2)
210,000		1.450%, 04/15/27	210,048
		Credit Suisse Mortgage Trust,
		Series ICE, Class C (1) (2)
155,000		1.800%, 04/15/27	155,101
		Extended Stay America Trust,
		Series ESH7, Class A27 (2)
240,000		2.958%, 12/05/31	246,903
		GP Portfolio Trust, Series GPP,
		Class A (1) (2)
670,000		1.117%, 02/15/27	668,862
		Hilton USA Trust, Series HLF,
		Class AFL (1) (2)
300,567		1.172%, 11/05/30	300,748
		JPMorgan Chase Commercial
		Mortgage Securities,
		Series FBLU, Class A (1) (2)
675,000		1.117%, 12/15/28	675,344
		LSTAR Commercial Mortgage
		Trust, Series 2,
		Class B (1) (2)
205,000		4.205%, 01/20/41	211,408
		SCG Trust, Series SRP1,
		Class A (1) (2)
220,000		1.567%, 11/15/26	220,442
		WaMu Commercial Mortgage
		Securities Trust, Series 2007-
		SL3, Class A1A (1) (2)
351,992		5.349%, 03/23/45	361,076
		TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,046,495)	4,054,277

		SOVEREIGN GOVERNMENTS — 2.3%
		Brazil Notas do Tesouro
		Nacional Serie F
BRL	1,830,000	10.000%, 01/01/17	655,273

Principal Amount †			Value $
		Colombia Government
		International Bond
200,000		5.000%, 06/15/45	212,500
475,000		4.000%, 02/26/24	494,000
		Mexican Bonos
MXN	17,315,000	8.000%, 06/11/20	1,338,108
		Mexico Government
		International Bond
390,000		4.600%, 01/23/46	418,275
395,000		3.600%, 01/30/25	407,838
		Morocco Government
		International Bond (2)
200,000		5.500%, 12/11/42	225,250
		Province of Manitoba Canada
185,000		9.625%, 12/01/18	236,928
		TOTAL SOVEREIGN GOVERNMENTS (Cost $4,090,342)	3,988,172

		MUNICIPAL BONDS — 0.9%
		Florida — 0.7%
		Hurricane Catastrophe Fund
		Finance RB, Series A
1,130,000		2.995%, 07/01/20	1,169,866

		Ohio — 0.0%
		American Municipal Power RB,
		Series B
40,000		8.084%, 02/15/50	67,460

		Pennsylvania — 0.2%
		Philadelphia Authority for
		Industrial Development RB
350,000		3.964%, 04/15/26	361,841

		TOTAL MUNICIPAL BONDS (Cost $1,542,822)	1,599,167
		TOTAL INVESTMENTS — 98.2%
		(Cost $164,974,575)*	169,283,767
		OTHER ASSETS LESS LIABILITIES — 1.8%	3,139,855
		NET ASSETS — 100%	$172,423,622

†                In U.S. Dollars unless otherwise indicated.

(1)         Variable Rate Security — Rate disclosed is as of January 31, 2015.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $40,470,468, representing 23.5% of the net assets of the Fund.

(3)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4)         Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2015.

(5)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $2,985,999, representing 1.7% of the net assets of the Fund.

(6)         Security is fair valued.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $164,974,575, and the unrealized appreciation and depreciation were $5,682,436 and $(1,373,244), respectively.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Euro-BTP	(29)	Mar-2015	$(33,235)
U.S. 2-Year Treasury Note	32	Apr-2015	25,415
U.S. 5-Year Treasury Note	(12)	Mar-2015	(11,554)
U.S. 10-Year Treasury Note	(34)	Mar-2015	(67,470)
U.S. Long Treasury Bond	3	Mar-2015	3 2,518
U.S. Ultra Long Treasury Bond	(15)	Mar-2015	(293,112)
			$(347,438)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	02/11/15	EUR	232,822	USD	278,147	$15,036
HSBC	02/20/15	BRL	1,830,000	USD	677,954	(525)
JPMorgan Securities	02/11/15	GBP	1,919,466	USD	2,924,663	33,761
						$48,272

BRL — Brazilian Real

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Broad Tax-Aware Value Bond Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal
Amount ($)		Value $

	MUNICIPAL BONDS — 84.4%
	Arizona — 3.3%
	Salt River Project Agricultural Improvement & Power District RB, Series A
2,360,000	5.000%, 01/01/39	2,675,178
	Scottsdale Municipal Property RB
100,000	5.000%, 07/01/30	128,121
600,000	5.000%, 07/01/34	790,494
		3,593,793
	Arkansas — 0.4%
	Arkansas Development Finance Authority RB, Series B
370,000	3.000%, 02/01/16	377,500

	California — 25.4%
	Bay Area Toll Authority RB, Series S-4
2,515,000	5.000%, 04/01/43	2,916,444
	Desert Sands Unified School District GO, AMBAC
60,000	5.000%, 06/01/16 (1)	63,796
40,000	5.000%, 06/01/27	42,464
	East Side Union High School District GO, Series B, NATL
20,000	5.250%, 02/01/24	24,611
	Escondido Union High School District GO, Series C (2)
2,000,000	7.621%, 08/01/41	678,640
1,500,000	7.378%, 08/01/46	415,095
	Hacienda La Puente Unified School District GO, NATL
50,000	5.000%, 08/01/19	58,587
	Imperial Irrigation District RB
400,000	5.125%, 11/01/38	451,588
	Los Angeles Department of Water & Power RB, Series A
75,000	5.000%, 07/01/39	85,169
	Los Angeles Department of Water & Power RB, Series Sub A-1, AMBAC
30,000	5.000%, 07/01/39	32,839
	Los Angeles Unified School District GO, Series I
60,000	5.000%, 07/01/19	70,863
	Los Angeles Unified School District GO, Series KRY
390,000	5.000%, 07/01/22	468,445
	Merced Union High School District GO, Series C (2)
1,000,000	7.298%, 08/01/34	475,340
	Metropolitan Water District of Southern California RB, Series A, NATL
100,000	5.750%, 07/01/21	119,085
	Metropolitan Water District of Southern California RB, Series B
345,000	5.000%, 07/01/20	418,437
	Moreno Valley Unified School District GO, NATL (2)
4,675,000	5.279%, 08/01/25	3,459,547
	Murrieta Valley Unified School District Public Financing Authority GO, Series A, NATL (2)
315,000	5.580%, 09/01/20	281,805
	North Orange County Community College District GO, Series B, NATL (2)
200,000	6.856%, 08/01/28	135,578
	Orange Redevelopment Agency Successor Agency TA, Series A
50,000	5.000%, 09/01/22	60,731
	Perris Union High School District GO
2,700,000	5.000%, 09/01/23	3,348,891
	Rialto Unified School District GO, Series A, AGM (2)
300,000	6.821%, 08/01/29	186,252
	Riverside County Transportation Commission RB, Series A
345,000	5.250%, 06/01/39	413,396
	Sacramento Municipal Utility District RB, Series A
2,580,000	5.000%, 08/15/41	3,036,402
	San Diego Community College District GO
1,075,000	5.000%, 08/01/43	1,259,051
	San Diego Unified School District GO, Series C (2)
1,525,000	7.232%, 07/01/45	469,578
890,000	7.231%, 07/01/38	366,039
3,445,000	7.231%, 07/01/42	1,204,338
1,290,000	7.208%, 07/01/43	431,595
	San Diego Unified School District GO, Series E (2)
2,000,000	5.854%, 07/01/36	902,440

Principal
Amount ($)		Value $

	San Francisco City & County Public Utilities Commission Water RB, Series Sub A
295,000	5.000%, 11/01/41	344,241
	San Francisco City & County Public Utilities Commission Water RB, Series Sub C
1,300,000	5.000%, 11/01/41	1,516,996
	San Joaquin County Transportation Authority RB, Series A
315,000	6.000%, 03/01/36	389,066
65,000	5.000%, 03/01/20	77,946
180,000	5.000%, 03/01/21	220,630
140,000	4.000%, 03/01/19	157,875
	Santa Barbara Secondary High School District GO, Series A (2)
630,000	6.130%, 08/01/40	229,893
	Santa Barbara Unified School District GO, Series C, AGM (1)
200,000	4.750%, 08/01/30	204,648
	State Educational Facilities Authority RB
220,000	5.250%, 04/01/40	323,013
	State GO
500,000	6.000%, 11/01/39	617,585
	University of California RB, Series AI
525,000	5.000%, 05/15/38	617,447
	University of California RB, Series O
1,000,000	5.250%, 05/15/39	1,157,250
		27,733,636
	Connecticut — 0.3%
	State Health & Educational Facility Authority RB, Series A-2
320,000	5.000%, 07/01/40	358,618

	District of Columbia — 0.3%
	Water & Sewer Authority RB, Series A
230,000	5.000%, 10/01/44	269,086

	Florida — 4.0%
	Miami-Dade County Transit System Sales Surtax RB
1,840,000	5.000%, 07/01/42	2,112,118
	Miami-Dade County Water & Sewer System RB, Series A
1,945,000	5.000%, 10/01/42	2,226,869
		4,338,987
	Georgia — 1.2%
	Metropolitan Atlanta Rapid Transit Authority RB, Series A, NATL
420,000	5.250%, 07/01/29	539,645
	State GO, Series I
575,000	5.000%, 07/01/20	695,026
	State Road & Tollway Authority RB, Series B
75,000	5.000%, 10/01/21	92,671
		1,327,342
	Illinois — 4.2%
	Chicago Emergency Telephone System GO, NATL
135,000	5.250%, 01/01/20	153,691
	Chicago Wastewater Transmission RB, Series B, NATL
125,000	5.000%, 01/01/17	135,530
	Chicago Waterworks Revenue RB
295,000	5.000%, 11/01/23	362,266
	Metropolitan Pier & Exposition Authority RB (2)
7,055,000	6.295%, 12/15/51	1,268,136
	Metropolitan Pier & Exposition Authority RB, NATL (2)
20,000	3.016%, 06/15/16	19,779
5,000	2.927%, 06/15/16 (3)	4,974
	Metropolitan Pier & Exposition Authority RB, Series A, NATL (2)
770,000	7.440%, 12/15/17	740,717
80,000	5.513%, 06/15/20	70,757
	Metropolitan Pier & Exposition Authority RB, Series B, AGM
1,445,000	7.472%, 06/15/46 (2)	358,779
330,000	5.000%, 06/15/50	355,803
	Metropolitan Water Reclamation District of Greater Chicago GO, Series C
390,000	5.250%, 12/01/32	499,235
	State Finance Authority RB, Series A
500,000	5.000%, 11/15/23	617,250
		4,586,917
	Indiana — 0.2%
	State Finance Authority RB, Series A
225,000	5.000%, 12/01/19	266,872

Principal
Amount ($)		Value $

	Kansas — 0.6%
	State Department of Transportation RB (4)
615,000	0.510%, 09/01/19	613,093

	Louisiana — 0.4%
	State Gasoline & Fuels Tax RB, Series B
375,000	5.000%, 05/01/45	428,610

	Massachusetts — 3.3%
	State Bay Transportation Authority RB, Series A
190,000	5.250%, 07/01/30	255,930
45,000	5.250%, 07/01/31	60,781
	State GO, Series B, AGM
250,000	5.250%, 09/01/24	324,682
	State GO, Series B, NATL
155,000	5.250%, 08/01/22	196,751
	State Health & Educational Facilities Authority RB, Series K
165,000	5.500%, 07/01/32	236,296
	State School Building Authority RB, Series B
2,170,000	5.000%, 10/15/41	2,543,782
		3,618,222
	Michigan — 2.4%
	Southgate Community School District GO
255,000	5.000%, 05/01/24	313,915
350,000	5.000%, 05/01/25	433,587
	State Finance Authority RB
480,000	5.000%, 08/01/23	587,357
	State Trunk Line RB
1,000,000	5.000%, 11/15/19	1,185,400
	Taylor GO, NATL
75,000	5.000%, 09/01/16	79,166
		2,599,425
	Minnesota — 0.6%
	University of Minnesota RB, Series A
290,000	5.000%, 12/01/18	335,977
255,000	5.000%, 12/01/19	303,608
		639,585
	Missouri — 3.9%
	Cass County GO
350,000	4.000%, 09/01/22	400,967
	Columbia School District GO
435,000	4.000%, 03/01/20	499,837
	Jackson County RB, AMBAC (1)
245,000	5.000%, 12/01/17	265,068
	Kansas City Metropolitan Community Colleges Building RB, Series Junior College, NATL (3)
250,000	4.250%, 07/01/16	263,940
	Ritenour Consolidated School District GO, Series A
75,000	5.000%, 03/01/18	84,487
	Saint Charles GO (1)
10,000	4.050%, 03/01/15	10,034
	Saint Louis Board of Education GO, Series A, NATL
60,000	5.000%, 04/01/15	60,497
40,000	5.000%, 04/01/15 (3)	40,331
	Saint Louis County Reorganized School District No. R-6 GO, Series B
250,000	4.000%, 02/01/19	273,773
	Saint Louis School District GO
710,000	5.000%, 04/01/19	804,409
	Springfield Public Utility RB, NATL
250,000	5.000%, 08/01/18	267,733
710,000	4.750%, 08/01/25	756,271
	State Highway & Transportation Commission RB
230,000	5.000%, 05/01/17	253,338
	State Highway & Transportation Commission RB, Series Senior Lien
250,000	5.000%, 02/01/19	291,367
		4,272,052
	New Jersey — 4.6%
	Garden State Preservation Trust RB, Series A, AGM
1,635,000	5.750%, 11/01/28	2,127,478
	State Transportation Trust Fund Authority RB, Series A
550,000	5.750%, 06/15/20	644,083
	State Transportation Trust Fund Authority RB, Series A, AGM
685,000	5.500%, 12/15/22	841,838
	State Transportation Trust Fund Authority RB, Series B, AMBAC
100,000	5.250%, 12/15/22	120,705
	State Transportation Trust Fund Authority RB, Series D
65,000	5.000%, 12/15/23	75,968
	State Turnpike Authority RB, Series A
1,000,000	5.000%, 01/01/23	1,224,440
		5,034,512

Principal
Amount ($)		Value $

	New Mexico — 0.7%
	State Finance Authority RB
600,000	5.000%, 06/15/20	723,474

	New York — 8.8%
	Metropolitan Transportation Authority RB, Series Sub B-1
610,000	5.000%, 11/15/21	748,854
	New York City Municipal Water Finance Authority RB, Series BB
465,000	5.000%, 06/15/27	538,702
	New York City Municipal Water Finance Authority RB, Series EE
1,000,000	5.375%, 06/15/43	1,192,690
	New York City Transitional Finance Authority RB, Series Sub D-1
315,000	5.000%, 02/01/21	381,852
	New York City Transitional Finance Authority RB, Series Sub E
970,000	4.500%, 11/01/19	1,124,890
	New York City Transitional Finance Authority RB, Series Sub F-1
1,565,000	5.000%, 02/01/34	1,840,972
	Sales Tax Asset Receivable RB, Series A
515,000	5.000%, 10/15/22	652,057
	State Dormitory Authority RB, Series C
2,470,000	5.000%, 03/15/41	2,859,149
	State Environmental Facilities RB, Series B
200,000	5.000%, 06/15/17	221,854
	Triborough Bridge & Tunnel Authority RB, Series B (3)
50,000	5.000%, 01/01/20	57,295
		9,618,315
	North Carolina — 1.2%
	Raleigh Combined Enterprise System RB
70,000	5.000%, 03/01/20	83,775
50,000	5.000%, 03/01/21	61,034
	Wake County GO, Series C
875,000	5.000%, 03/01/24	1,122,669
		1,267,478
	Ohio — 3.9%
	Cincinnati City School District GO, NATL
340,000	5.250%, 12/01/21	420,917
	State Turnpike Commission RB, Series A-2 (2)
1,395,000	6.816%, 02/15/41	489,771
1,680,000	6.644%, 02/15/38	691,471
2,355,000	6.623%, 02/15/37	998,708
2,500,000	6.110%, 02/15/36	1,106,825
	State University RB, Series D
5,000	5.000%, 12/01/21 (3)	6,204
135,000	5.000%, 12/01/21	166,714
5,000	5.000%, 12/01/30 (3)	6,904
110,000	5.000%, 12/01/30	145,267
5,000	5.000%, 12/01/31 (3)	6,961
120,000	5.000%, 12/01/31	158,868
		4,198,610
	Oregon — 0.4%
	Gilliam County RB
480,000	1.500%, 10/01/18	480,672

	Pennsylvania — 2.8%
	Hempfield School District GO (4)
3,065,000	0.665%, 08/01/25	3,063,713

	South Carolina — 0.1%
	Charleston Water & Sewer System RB
75,000	5.000%, 01/01/41	87,031

	Tennessee — 0.3%
	Johnson City GO
250,000	4.500%, 06/01/21	284,180
	Lincoln County GO, NATL
25,000	5.250%, 04/01/18	28,307
	Putnam County GO, NATL
30,000	5.250%, 04/01/17	33,013
		345,500
	Texas — 10.1%
	Conroe Independent School District GO, PSF-GTD
235,000	5.000%, 02/15/20	279,213
	Conroe Independent School District GO, Series A, PSF-GTD
785,000	5.000%, 02/15/22	971,579
	Dallas Area Rapid Transit RB, Series Senior Lien, AMBAC
210,000	5.250%, 12/01/30	281,528

Principal
Amount ($)		Value $

	Fort Bend Independent School District GO, PSF-GTD
100,000	4.750%, 08/15/34	112,205
	Frisco GO
1,000,000	5.000%, 02/15/19	1,163,780
	Frisco Independent School District GO, PSF-GTD
370,000	5.000%, 08/15/41	438,454
	Frisco Independent School District GO, Series A, PSF-GTD
125,000	5.000%, 08/15/26	138,010
	Harris County Flood Control District RB, Series A
25,000	5.000%, 10/01/20 (1)	30,317
20,000	5.000%, 10/01/24	23,817
	Harris County GO, Series B
100,000	5.000%, 10/01/18	115,647
	Harris County RB, Series C
330,000	5.000%, 08/15/40	374,896
	Hays Consolidated Independent School District GO, PSF-GTD
695,000	5.000%, 02/15/21	845,648
	Houston Utility System RB, AGM
20,000	5.000%, 11/15/16	21,643
	Lower Colorado River Authority RB
460,000	5.000%, 05/15/22	538,747
	North East Independent School District GO, PSF-GTD
100,000	5.250%, 02/01/27	132,184
	North Texas Tollway Authority RB, Series A
5,000	6.100%, 01/01/28	5,914
845,000	6.000%, 01/01/28	997,337
525,000	5.000%, 01/01/24	644,889
	Permanent University Fund RB, Series B
480,000	5.250%, 07/01/28	646,651
	Spring Branch Independent School District GO, Series A, PSF-GTD
2,000,000	5.000%, 02/01/42	2,383,080
	University of Texas System RB, Series B
705,000	5.000%, 08/15/22	884,282
		11,029,821
	Washington — 1.0%
	King County Sewer Revenue RB
290,000	5.000%, 01/01/39	326,839
	Pierce County School District No. 10 Tacoma GO
400,000	5.000%, 12/01/25	506,076
	Snohomish County School District No. 15 Edmonds GO
250,000	4.000%, 12/01/16	266,413
		1,099,328

	TOTAL MUNICIPAL BONDS (Cost $80,713,543)	91,972,192

	CORPORATE OBLIGATIONS — 6.6%
	Energy — 1.5%
	Kinder Morgan
572,000	5.550%, 06/01/45	615,733
	Phillips 66
900,000	5.875%, 05/01/42	1,072,292
		1,688,025
	Financials — 4.9%
	Aflac
730,000	6.450%, 08/15/40	1,012,900
	Bank of America
1,565,000	6.000%, 10/15/36	2,062,131
	Citigroup
1,430,000	8.125%, 07/15/39	2,228,525
8,000	6.875%, 06/01/25	10,420
		5,313,976
	Health Care — 0.1%
	UnitedHealth Group
40,000	6.875%, 02/15/38	59,484

	Telecommunication Services — 0.1%
	Verizon Communications
116,000	7.350%, 04/01/39	164,154

	TOTAL CORPORATE OBLIGATIONS (Cost $5,675,906)	7,225,639

	U.S. TREASURY OBLIGATIONS (6) — 4.4%
	United States Treasury Bill (2)
3,000,000	0.065%, 07/16/15	2,999,487
	United States Treasury Note
1,802,000	0.875%, 06/15/17	1,814,107

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,799,928)	4,813,594

Principal
Amount ($)		Value $

	ASSET-BACKED SECURITIES — 2.4%
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
1,118,000	2.410%, 07/15/22	1,147,745
	Cronos Containers Program I, Series 2014-2A, Class A (5)
948,111	3.270%, 11/18/29	966,225
	Textainer Marine Containers, Series 2014-1A, Class A (5)
521,625	3.270%, 10/20/39	530,492

	TOTAL ASSET-BACKED SECURITIES (Cost $2,586,956)	2,644,462

	TOTAL INVESTMENTS — 97.8% (Cost $93,776,333)*	106,655,887
	OTHER ASSETS LESS LIABILITIES — 2.2%	2,392,781
	NET ASSETS — 100%	$109,048,668

(1)         Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(3)         Escrowed to Maturity

(4)         Variable Rate Security — Rate disclosed is as of January 31, 2015.

(5)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $1,496,717, representing 1.4% of the net assets of the Fund.

(6)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $93,776,333, and the unrealized appreciation and depreciation were $12,882,748 and $(3,194), respectively.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
U.S. 10-Year Treasury Note	(41)	Jun-2015	$(45,553)
U.S. Long Treasury Bond	(14)	Jun-2015	(44,925)
U.S. Ultra Long Treasury Bond	(41)	Mar-2015	(749,958)
			$(840,436)

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

TA — Tax Allocation

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal
Amount ($)		Value $

	CORPORATE OBLIGATIONS — 65.7%
	Consumer Discretionary — 3.9%
	21st Century Fox America
238,000	4.750%, 09/15/44	281,565
	CBS
158,000	4.600%, 01/15/45	166,126
	Comcast
545,000	4.200%, 08/15/34	612,629
		1,060,320
	Consumer Staples — 5.2%
	Altria Group
165,000	9.950%, 11/10/38	290,666
259,000	5.375%, 01/31/44	313,425
	Kraft Foods Group
315,000	6.500%, 02/09/40	386,134
	Lorillard Tobacco
191,000	8.125%, 05/01/40	284,050
	Tyson Foods
120,000	5.150%, 08/15/44	145,083
		1,419,358
	Energy — 6.9%
	ConocoPhillips
68,000	4.300%, 11/15/44	74,474
	Ensco
324,000	5.750%, 10/01/44	332,362
	Enterprise Products Operating
80,000	5.100%, 02/15/45	91,664
103,000	4.950%, 10/15/54	115,084
	Kinder Morgan
201,000	5.550%, 06/01/45	216,368
	Kinder Morgan Energy Partners
33,000	5.000%, 08/15/42	33,438
	Marathon Petroleum
152,000	5.000%, 09/15/54	152,368
	Phillips 66
125,000	4.875%, 11/15/44	136,225
156,000	4.650%, 11/15/34	170,178
	TransCanada PipeLines
227,000	7.625%, 01/15/39	331,167
171,000	6.200%, 10/15/37	216,023
		1,869,351
	Financials — 34.2%
	Aflac
135,000	6.900%, 12/17/39	193,299
499,000	6.450%, 08/15/40	692,380
	American International Group
130,000	4.375%, 01/15/55	134,886
	Bank of America
569,000	6.000%, 10/15/36	749,746
	Citigroup
475,000	8.125%, 07/15/39	740,245
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA
260,000	5.750%, 12/01/43	329,986
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA MTN
323,000	5.250%, 05/24/41	406,358
	General Electric Capital MTN
541,000	6.875%, 01/10/39	804,222
	HSBC Bank USA
450,000	7.000%, 01/15/39	688,293
	JPMorgan Chase
470,000	5.600%, 07/15/41	606,111
	McGraw-Hill
456,000	6.550%, 11/15/37	537,196
	MetLife
657,000	5.875%, 02/06/41	886,880
	Morgan Stanley
133,000	4.300%, 01/27/45	140,037
	Prudential Financial MTN
561,000	6.200%, 11/15/40	756,084
30,000	5.625%, 05/12/41	37,991
	Standard Chartered (1)
687,000	5.700%, 03/26/44	780,935
	Wells Fargo
661,000	5.606%, 01/15/44	830,024
		9,314,673
	Healthcare — 1.0%
	Medtronic (1)
228,000	4.625%, 03/15/45	263,571

	Industrials — 0.8%
	Koninklijke Philips Electronics
142,000	6.875%, 03/11/38	205,086

	Materials — 9.4%
	Barrick North America Finance
312,000	5.700%, 05/30/41	320,573
	BHP Billiton Finance USA
116,000	5.000%, 09/30/43	136,542
	Dow Chemical
182,000	9.400%, 05/15/39	312,071
	Glencore Finance Canada (1)
626,000	6.000%, 11/15/41	640,221

Principal
Amount ($)		Value $

	International Paper
95,000	8.700%, 06/15/38	147,050
207,000	4.800%, 06/15/44	226,896
	Monsanto
72,000	4.700%, 07/15/64	83,644
	Rio Tinto Finance USA
443,000	5.200%, 11/02/40	517,633
184,000	4.125%, 08/21/42	185,038
		2,569,668
	Telecommunication Services — 3.3%
	Telefonica Emisiones SAU
145,000	7.045%, 06/20/36	202,547
	Verizon Communications
219,000	6.550%, 09/15/43	296,277
68,000	5.012%, 08/21/54 (1)	75,277
289,000	4.862%, 08/21/46 (1)	317,930
		892,031
	Utilities — 1.0%
	Sempra Energy
213,000	6.000%, 10/15/39	286,359

	TOTAL CORPORATE OBLIGATIONS (Cost $14,441,536)	17,880,417

	U.S. TREASURY OBLIGATIONS — 25.7%
	United States Treasury Bill (2)
663,000	0.065%, 07/16/15	662,887
	United States Treasury Bonds
1,462,000	4.500%, 02/15/36	2,086,777
444,000	3.625%, 02/15/44	574,772
238,000	3.375%, 05/15/44	295,622
2,117,000	3.125%, 08/15/44	2,512,944
825,000	2.250%, 11/15/24	867,410
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,282,625)	7,000,412

	TAXABLE MUNICIPAL BOND — 3.5%
	California — 3.5%
	University of California RB, Series AD
815,000	4.858%, 05/15/2112
	(Cost $813,849)	935,392

	ASSET-BACKED SECURITY — 3.2%
	Citibank Credit Card Issuance Trust,
	Series 2007-A3, Class A3
602,000	6.150%, 06/15/39
	(Cost $797,520)	869,010
	TOTAL INVESTMENTS — 98.1%
	(Cost $22,335,530)*	26,685,231
	OTHER ASSETS LESS LIABILITIES — 1.9%	519,064
	NET ASSETS — 100%	$27,204,295

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $2,077,934, representing 7.6% of the net assets of the Fund.

(2)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $22,335,530, and the unrealized appreciation and depreciation were $4,381,066 and $(31,365), respectively.

MTN — Medium Term Note

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 57.5%
		Argentina — 2.9%
		Provincia de Buenos Aires (1)
895,000		11.750%, 10/05/15	895,000

		Belarus — 4.1%
		Republic of Belarus (2)
1,345,000		8.750%, 08/03/15	1,276,513

		Brazil — 6.0%
		Brazil Notas do Tesouro Nacional Serie F
BRL	2,050,000	10.000%, 01/01/17	734,049
BRL	3,300,000	10.000%, 01/01/21	1,132,323
			1,866,372
		Colombia — 3.4%
		Colombia Government International Bond
200,000		5.000%, 06/15/45	212,500
		Empresa de Telecomunicaciones de Bogota (1)
COP	2,128,000,000	7.000%, 01/17/23	848,147
			1,060,647
		Costa Rica — 1.5%
		Costa Rica Government International Bond (1)
470,000		7.000%, 04/04/44	458,250

		El Salvador — 0.8%
		El Salvador Government International Bond
40,000		8.250%, 04/10/32 (2)	46,750
200,000		6.375%, 01/18/27 (1)	206,000
			252,750
		Hungary — 0.5%
		Hungary Government International Bond
150,000		5.375%, 02/21/23	169,800

		Indonesia — 7.4%
		Indonesia Government International Bond MTN (1)
320,000		5.125%, 01/15/45	340,800
550,000		4.625%, 04/15/43	543,125
		Indonesia Treasury Bond
IDR	13,200,000,000	7.000%, 05/15/22	1,051,685
IDR	5,000,000,000	5.625%, 05/15/23	363,529
			2,299,139
		Kazakhstan — 3.1%
		Kazakhstan Government International Bond (2)
1,080,000		3.875%, 10/14/24	984,150

		Mexico — 3.8%
		Mexican Bonos
MXN	14,850,000	7.500%, 06/03/27	1,172,672

		Pakistan — 1.0%
		Pakistan Government International Bond (1)
320,000		7.250%, 04/15/19	328,000

		Panama — 2.6%
		Panama Government International Bond
810,000		4.300%, 04/29/53	816,075

		Peru — 1.2%
		Peruvian Government International Bond
305,000		5.625%, 11/18/50	377,437

		Philippines — 0.9%
		Philippine Government International Bond
PHP	10,000,000	6.250%, 01/14/36	267,308

		Russia — 8.0%
		Russian Federal Bond - OFZ
RUB	21,996,000	6.200%, 01/31/18	257,604
		Russian Foreign Bond - Eurobond (1)
800,000		4.875%, 09/16/23	678,400
1,800,000		3.500%, 01/16/19	1,572,444
			2,508,448
		Serbia — 1.1%
		Republic of Serbia (1)
325,000		5.875%, 12/03/18	344,922

		South Africa — 5.8%
		South Africa Government Bond
ZAR	3,705,000	7.750%, 02/28/23	335,746
ZAR	4,000,000	7.000%, 02/28/31	326,760
		South Africa Government International Bond
675,000		5.875%, 09/16/25	785,025
340,000		4.665%, 01/17/24	362,525
			1,810,056

Principal Amount †	Value $

Turkey — 3.4%
Turkey Government Bond
TRY	750,000	8.200%, 07/13/16	313,177
TRY	725,000	7.100%, 03/08/23	296,218
Turkey Government International Bond
430,000	4.875%, 04/16/43	451,994
1,061,389
TOTAL FOREIGN GOVERNMENT BONDS (Cost $18,489,420)	17,948,928

CORPORATE OBLIGATIONS — 33.9%
Brazil — 3.7%
CIMPOR Financial Operations BV (1)
310,000	5.750%, 07/17/24	235,600
Marfrig Holding Europe BV (1)
350,000	6.875%, 06/24/19	304,500
Petrobras Global Finance BV
380,000	5.625%, 05/20/43	298,300
Petrobras International Finance
315,000	7.875%, 03/15/19	314,313
1,152,713
Chile — 4.7%
Cencosud (1)
350,000	4.875%, 01/20/23	350,576
Nacional del Cobre de Chile (2)
1,175,000	4.250%, 07/17/42	1,112,002
1,462,578
China — 3.9%
China Aoyuan Property Group (2)
200,000	11.250%, 01/17/19	185,091
China Shanshui Cement (1)
350,000	8.500%, 05/25/16	350,875
Logan Property Holdings (2)
200,000	11.250%, 06/04/19	186,097
Times Property Holdings (2)
255,000	12.625%, 03/21/19	255,354
Yingde Gases Investment (1)
260,000	8.125%, 04/22/18	221,000
1,198,417
Colombia — 3.1%
Banco Davivienda (1)
250,000	5.875%, 07/09/22	253,125
Bancolombia
350,000	5.125%, 09/11/22	353,710
Empresas Publicas de Medellin ESP (1)
COP	841,000,000	7.625%, 09/10/24	346,981
953,816
Costa Rica — 1.9%
Instituto Costarricense de Electricidad (1)
700,000	6.375%, 05/15/43	588,791

Hong Kong — 0.9%
Hutchison Whampoa International 14 (1)
275,000	3.625%, 10/31/24	283,900

India — 1.0%
Rolta Americas LLC (1)
350,000	8.875%, 07/24/19	318,500

Indonesia — 1.9%
Gajah Tunggal (1)
455,000	7.750%, 02/06/18	440,213
Indo Energy Finance II BV (1)
240,000	6.375%, 01/24/23	158,400
598,613
Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC (2)
575,000	4.125%, 12/10/22	470,062

Mexico — 9.4%
Empresas ICA (1)
350,000	8.875%, 05/29/24	246,312
Fermaca Enterprises S de RL (1)
200,000	6.375%, 03/30/38	205,000
Grupo Televisa MTN
MXN	4,700,000	7.250%, 05/14/43	286,927
Metalsa (1)
350,000	4.900%, 04/24/23	315,749
Mexichem (1)
240,000	5.875%, 09/17/44	234,840
Petroleos Mexicanos
575,000	6.625%, 06/15/35	662,573
460,000	4.500%, 01/23/26 (1)	460,460
350,000	4.250%, 01/15/25 (1)	345,555

Principal Amount †			Value $

		Servicios Corporativos Javer (1)
184,000		9.875%, 04/06/21	188,600
			2,946,016
		Russia — 0.7%
		Russian Railways via RZD Capital MTN (2)
240,000		5.739%, 04/03/17	224,400

		Venezuela — 1.2%
		Petroleos de Venezuela (1)
1,200,000		6.000%, 11/15/26	372,090

		TOTAL CORPORATE OBLIGATIONS (Cost $11,359,353)	10,569,896

		CONVERTIBLE BONDS —4.7%
		China — 2.7%
		Biostime International Holdings (2) (3)
HKD	2,000,000	0.838%, 02/20/19	231,544
		China Singyes Solar Technologies Holdings (2)
CNY	2,000,000	5.000%, 08/08/19	320,176
		SouFun Holdings
335,000		2.000%, 12/15/18	292,078
			843,798
		Hong Kong — 1.1%
		PB Issuer No. 2
370,000		1.750%, 04/12/16	353,813

		India — 0.9%
		Vedanta Resources Jersey (2)
300,000		5.500%, 07/13/16	276,000

		TOTAL CONVERTIBLE BONDS (Cost $1,575,238)	1,473,611
		TOTAL INVESTMENTS —96.1% (Cost $31,424,011)*	29,992,435
		OTHER ASSETS LESS LIABILITIES — 3.9%	1,215,155
		NET ASSETS — 100%	$31,207,590

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $12,436,155, representing 39.8% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $5,568,139, representing 17.8% of the net assets of the Fund.

(3)   Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $31,424,011, and the unrealized appreciation and depreciation were $387,591 and $(1,819,167), respectively.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
U.S. 10-Year Treasury Note	(7)	Mar-2015	$(29,543)
U.S. Long Treasury Bond	(9)	Mar-2015	(41,140)
			$(70,683)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	02/03/15	USD	503,105	EUR	425,000	$(22,846)
Barclays Capital	03/09/15	COP	1,555,000,000	USD	663,679	28,695
Barclays Capital	03/09/15	MXN	26,490,000	USD	1,822,999	59,954
Barclays Capital	03/19/15	USD	471,698	RUB	30,000,000	(46,163)
Barclays Capital	04/08/15-04/27/15	EUR	1,280,000	USD	1,661,196	213,809
Citigroup Global Markets	02/03/15	EUR	850,000	USD	1,073,193	112,674
Citigroup Global Markets	03/09/15	USD	646,570	COP	1,555,000,000	(11,586)
Citigroup Global Markets	03/09/15	USD	1,806,896	MXN	26,490,000	(43,851)
Citigroup Global Markets	04/08/15	USD	1,144,928	EUR	840,000	(195,142)
Citigroup Global Markets	05/04/15	TRY	765,000	USD	306,962	116
JPMorgan Securities	02/06/15	COP	3,000,000,000	USD	1,429,593	200,814
JPMorgan Securities	02/06/15	USD	1,395,024	COP	3,000,000,000	(166,246)
JPMorgan Securities	02/25/15	USD	702,576	CLP	420,000,000	(41,380)
JPMorgan Securities	03/19/15	RUB	30,000,000	USD	440,044	14,509
JPMorgan Securities	04/27/15	EUR	410,000	USD	471,113	7,441
JPMorgan Securities	05/04/15	BRL	2,700,000	USD	982,712	2,217
						$113,015

A list of the open OTC swap agreements held by the Fund at January 31, 2015 is as follows:

Credit Default Swaps — Buy Protection

							Premiums	Unrealized
						Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Japan Government	1.00%	JPMorgan	06/20/18	Aa3	USD	$1,000,000	$(19,137)	$(5,712)

Credit Default Swaps — Sell Protection

							Premiums	Unrealized
						Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	(Depreciation)
Republic of Brazil	1.00%	JPMorgan	09/20/19	Baa2	USD	$700,000	$(10,066)	$(23,254)
Republic of Brazil	1.00%	Morgan Stanley	12/20/19	Baa2	USD	1,800,000	(52,647)	(43,317)
Republic of South Africa	1.00%	Morgan Stanley	12/20/16	Baa2	USD	1,830,000	4,635	(6,533)
Russian Federation	1.00%	Morgan Stanley	09/20/15	Baa2	USD	2,100,000	(13,135)	(52,370)
Russian Federation	1.00%	Morgan Stanley	12/20/15	Baa2	USD	1,450,000	(11,746)	(51,524)
							$(82,959)	$(176,998)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments for
	Selling Credit
Reference Asset on which the	Protection	Amount	Reference Asset
Fund Sold Protection	(Undiscounted)	Recoverable*	Rating Range**
Republic of Brazil	$2,500,000	$—	Baa2
Republic of South Africa	1,830,000	—	Baa2
Russian Federation	3,550,000	—	Baa2
Total	$7,880,000	$—

*           The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Moody’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

BRL — Brazilian Real

CLP — Chilean Peso

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

OFZ — Federal Loan Obligations

OTC — Over the Counter

PHP — Philippine Peso

RUB — Russian Ruble

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 68.3%
		Brazil — 11.5%
		Brazilian Government International Bond
	2,990,000	5.625%, 01/07/41	3,184,350
	550,000	5.000%, 01/27/45	530,750
		Brazil Notas do Tesouro
		Nacional Serie B
BRL	5,525,000	6.000%, 08/15/50	5,234,651
		Brazil Notas do Tesouro
		Nacional Serie F
BRL	12,000,000	10.000%, 01/01/21	4,117,537
BRL	18,975,000	10.000%, 01/01/23	6,415,389
BRL	19,030,000	10.000%, 01/01/25	6,353,133
			25,835,810
		Czech Republic — 4.1%
		Czech Republic Government Bond
CZK	43,000,000	3.800%, 04/11/15	1,763,174
CZK	177,860,000	3.400%, 09/01/15	7,383,793
			9,146,967
		Hungary — 1.8%
		Hungary Government Bond
HUF	1,080,000,000	7.750%, 08/24/15	4,056,715

		Indonesia — 7.1%
		Indonesia Treasury Bond
IDR	4,290,000,000	9.500%, 07/15/31	407,241
IDR	18,803,000,000	9.000%, 03/15/29	1,720,905
IDR	85,160,000,000	8.375%, 03/15/24	7,361,373
IDR	31,633,000,000	8.375%, 03/15/34	2,742,962
IDR	20,570,000,000	8.250%, 06/15/32	1,757,401
IDR	17,100,000,000	7.875%, 04/15/19	1,403,908
IDR	7,400,000,000	6.625%, 05/15/33	537,470
			15,931,260
		Malaysia — 2.1%
		Malaysia Government Bond
MYR	4,250,000	4.935%, 09/30/43	1,231,146
MYR	12,670,000	4.181%, 07/15/24	3,592,210
			4,823,356
		Mexico — 13.4%
		Mexican Bonos
MXN	72,600,000	10.000%, 12/05/24	6,608,898
MXN	51,000,000	8.500%, 11/18/38	4,547,549
MXN	74,600,000	7.750%, 11/13/42	6,234,230
		Mexico Cetes (1)
MXN	1,430,000,000	3.239%, 11/12/15	9,312,577
MXN	125,000,000	3.002%, 04/01/15	830,006
		Mexico Government International Bond MTN
	1,684,000	5.750%, 10/12/2110	1,911,340
	520,000	4.750%, 03/08/44	565,500
			30,010,100
		Poland — 4.5%
		Poland Government Bond
PLN	35,950,000	5.000%, 04/25/16	10,104,777

		Russia — 4.0%
		Russian Foreign Bond - Eurobond (3)
	5,531,475	7.500%, 03/31/30 (2)	5,576,258
	400,000	5.625%, 04/04/42	323,000
	3,600,000	4.875%, 09/16/23	3,052,800
			8,952,058
		Serbia — 0.1%
		Serbia Treasury Bonds
RSD	16,750,000	10.000%, 06/05/21	142,493

		Singapore — 4.4%
		Singapore Government Bond
SGD	6,700,000	2.875%, 07/01/15	4,996,933
SGD	6,480,000	1.125%, 04/01/16	4,808,603
			9,805,536
		South Africa — 10.7%
		South Africa Government Bond
ZAR	87,400,000	10.500%, 12/21/26	9,580,451
ZAR	27,130,000	8.750%, 02/28/48	2,582,534
ZAR	33,900,000	7.750%, 02/28/23	3,072,004
ZAR	89,150,000	6.500%, 02/28/41	6,580,793
		South Africa Government International Bond
	720,000	5.875%, 09/16/25	837,360
	1,260,000	5.375%, 07/24/44	1,404,900
			24,058,042
		Thailand — 2.8%
		Bank of Thailand (4)
THB	31,200,000	2.085%, 02/13/15	953,288
THB	18,900,000	2.078%, 02/26/16	577,450
		Thailand Government Bond Indexed Link Bond (3)
THB	45,206,040	1.250%, 03/12/28	1,207,929
THB	122,897,250	1.200%, 07/14/21	3,543,761
			6,282,428
		Vietnam — 1.8%
		Vietnam Government Bond
VND	20,000,000,000	8.800%, 02/28/24	1,083,536

Principal Amount †			Value $

VND	26,000,000,000	8.800%, 03/15/29	1,396,333
VND	26,000,000,000	7.800%, 08/31/24	1,325,310
VND	7,000,000,000	7.600%, 01/31/30 (6)	329,210
			4,134,389
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $158,637,702)	153,283,931

		U.S. TREASURY OBLIGATIONS (5) — 24.1%
		United States Treasury Bills (1)
	9,000,000	0.086%, 06/11/15	8,999,595
	4,000,000	0.075%, 06/25/15	3,999,644
	4,100,000	0.061%, 05/21/15	4,099,782
	3,400,000	0.041%, 03/12/15	3,399,990
	5,500,000	0.040%, 04/30/15	5,499,901
	5,000,000	0.030%, 03/26/15	4,999,965
	11,500,000	0.018%, 03/05/15	11,499,977
		United States Treasury Bonds
	1,900,000	3.625%, 02/15/44	2,459,609
	5,770,000	3.375%, 05/15/44	7,166,969
	1,950,000	2.250%, 11/15/24	2,050,242
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,310,522)	54,175,674

		CORPORATE OBLIGATIONS — 1.5%
		Supra-National — 1.5%
		International Finance
INR	68,000,000	8.250%, 06/10/21	1,266,896
		International Finance MTN
INR	120,000,000	7.800%, 06/03/19	2,138,222
			3,405,118
		TOTAL CORPORATE OBLIGATIONS (Cost $3,093,780)	3,405,118

		TOTAL INVESTMENTS — 93.9% (Cost $214,042,004)*	210,864,723
		OTHER ASSETS LESS LIABILITIES — 6.1%	13,762,331
		NET ASSETS — 100%	$224,627,054

†               In U.S. Dollars unless otherwise indicated.

(1)       Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(2)       Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2015.

(3)       Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $13,703,748, representing 6.1% of the net assets of the Fund.

(4)       Variable Rate Security — Rate disclosed is as of January 31, 2015.

(5)       Security, or a portion of this security, has been pledged as collateral on open derivative positions.

(6)       Security is fair valued.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $214,042,004, and the unrealized appreciation and depreciation were $4,390,746 and $(7,568,027), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	02/20/15	USD	2,657,367	HUF	650,000,000	$(295,284)
Barclays Capital	03/02/15-04/30/15	ZAR	24,006,880	USD	2,035,384	(8,687)
Barclays Capital	03/05/15	BRL	6,800,000	USD	2,591,938	79,808
Barclays Capital	03/10/15	USD	1,502,859	IDR	19,169,423,667	943
Barclays Capital	03/10/15-04/15/15	INR	437,950,000	USD	6,903,552	(77,721)
Barclays Capital	03/18/15	PLN	5,163,000	USD	1,516,016	124,453
Barclays Capital	03/18/15	SGD	6,500,000	USD	4,981,328	180,645
Barclays Capital	03/31/15	CZK	175,000,000	USD	7,711,011	582,023
Barclays Capital	03/31/15-04/20/15	USD	6,596,901	INR	415,926,117	14,287
BNP Paribas	02/12/15	USD	827,104	RUB	52,000,000	(77,201)
BNP Paribas	02/18/15	IDR	2,700,000,000	USD	214,116	1,569
BNP Paribas	03/02/15	ZAR	9,204,000	USD	778,766	(8,109)
BNP Paribas	03/10/15-05/21/15	INR	223,190,217	USD	3,523,952	(29,113)
BNP Paribas	03/16/15	IDR	48,600,000,000	USD	3,840,190	32,185
BNP Paribas	03/16/15	USD	977,199	IDR	12,376,221,499	(7,472)
BNP Paribas	03/17/15-03/24/15	USD	3,352,718	MXN	49,061,336	(89,979)
BNP Paribas	04/13/15-04/20/15	USD	2,278,344	INR	143,418,421	(121)
BNP Paribas	04/14/15	MYR	3,650,000	USD	1,011,417	11,542
Canadian Imperial Bank	03/05/15	USD	2,273,886	BRL	5,881,315	(101,147)
Citigroup Global Markets	02/18/15	IDR	27,800,000,000	USD	2,262,922	74,478
Citigroup Global Markets	02/24/15	RUB	55,769,231	USD	1,012,146	212,464
Citigroup Global Markets	03/02/15-04/30/15	ZAR	68,585,326	USD	5,854,514	13,139
Citigroup Global Markets	03/17/15	USD	3,558,882	MXN	52,198,664	(86,630)
Citigroup Global Markets	03/18/15	PLN	2,765,000	USD	812,313	67,073
Citigroup Global Markets	03/31/15	MXN	73,500,000	USD	4,970,918	86,225
Citigroup Global Markets	04/20/15	MYR	3,338,621	USD	929,978	15,825
Citigroup Global Markets	05/06/15	CNY	12,000,000	USD	1,884,583	(16,881)
Citigroup Global Markets	05/06/15	USD	1,916,933	CNY	12,000,000	(15,469)
Citigroup Global Markets	05/21/15	INR	67,100,000	USD	1,034,137	(24,681)
Deutsche Bank Securities	02/18/15-03/16/15	USD	3,507,009	IDR	43,485,667,752	(86,044)
Deutsche Bank Securities	02/18/15-03/17/15	IDR	29,149,519,212	USD	2,257,591	(30,310)
Deutsche Bank Securities	03/10/15-05/21/15	INR	401,678,919	USD	6,283,554	(106,617)
Deutsche Bank Securities	03/11/15	HUF	1,116,300,000	USD	4,508,633	454,373
Deutsche Bank Securities	03/18/15	PLN	1,497,000	USD	434,267	30,787
Deutsche Bank Securities	03/24/15	MXN	113,000,000	USD	7,708,049	194,772
Deutsche Bank Securities	05/21/15	USD	5,049,695	INR	315,000,000	(79,087)
Enskilda Securities	02/19/15	EUR	700,000	USD	872,780	81,659
Goldman Sachs	03/02/15	ZAR	13,803,794	USD	1,167,883	(12,241)
Goldman Sachs	03/17/15-03/18/15	USD	6,896,263	PLN	25,800,000	57,681
Goldman Sachs	03/24/15	USD	4,537,159	JPY	532,000,000	(4,054)
Goldman Sachs	04/20/15	PLN	13,280,000	USD	3,528,051	(47,025)
HSBC	02/19/15	USD	118,182	EUR	96,000	(9,685)
HSBC	03/10/15	IDR	13,606,809,540	USD	1,081,622	14,195
HSBC	03/10/15	INR	43,530,864	USD	692,725	(4,692)
HSBC	03/10/15	USD	1,064,077	IDR	13,460,576,333	(8,122)
HSBC	03/24/15	THB	29,300,000	USD	880,806	(12,118)
HSBC	03/31/15	PLN	14,870,000	USD	4,200,601	194,687
HSBC	04/20/15	MYR	2,656,366	USD	740,038	12,694

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
JPMorgan Securities	02/18/15	USD	2,983,484	RUB	112,000,000	$(1,372,906)
JPMorgan Securities	02/19/15	USD	139,897	EUR	118,389	(6,097)
JPMorgan Securities	03/10/15	INR	96,450,000	USD	1,503,039	(42,207)
JPMorgan Securities	03/11/15	BRL	5,280,000	USD	1,983,248	36,428
JPMorgan Securities	03/17/15	MXN	180,110,000	USD	12,121,480	140,572
JPMorgan Securities	03/17/15	PLN	17,200,000	USD	5,097,990	461,970
JPMorgan Securities	03/17/15	USD	4,543,161	MXN	66,600,000	(112,933)
JPMorgan Securities	04/07/15	CZK	53,800,000	USD	2,317,673	125,834
JPMorgan Securities	04/28/15	THB	85,300,000	USD	2,604,819	9,581
State Street Bank	02/09/15	THB	59,270,000	USD	1,796,469	(13,612)
State Street Bank	02/19/15	USD	113,733	EUR	95,611	(5,676)
State Street Bank	03/02/15-04/20/15	ZAR	20,644,000	USD	1,769,605	8,529
State Street Bank	03/18/15	PLN	7,375,000	USD	2,165,742	177,987
State Street Bank	04/13/15	USD	1,465,392	INR	92,992,312	13,108
Standard Bank	03/10/15-03/31/15	USD	7,877,260	INR	511,712,121	305,867
Standard Chartered	02/12/15-03/05/15	USD	6,953,884	BRL	18,318,685	(160,643)
Standard Chartered	02/18/15-03/17/15	IDR	100,473,671,248	USD	7,916,700	31,138
Standard Chartered	02/18/15-04/20/15	USD	4,491,167	PHP	202,300,000	91,036
Standard Chartered	02/23/15-04/20/15	MYR	7,675,013	USD	2,227,839	119,569
Standard Chartered	03/05/15-03/16/15	USD	3,493,641	IDR	44,038,110,749	(37,471)
Standard Chartered	03/10/15-04/15/15	USD	5,307,134	INR	336,951,029	68,932
Standard Chartered	03/11/15	THB	27,212,000	USD	820,553	(9,270)
Standard Chartered	03/16/15	BRL	4,722,041	USD	1,739,242	964
Standard Chartered	03/17/15	USD	2,650,773	MXN	38,850,000	(66,473)
UBS Securities	02/12/15-03/16/15	BRL	26,077,959	USD	9,779,781	122,571
UBS Securities	02/18/15-02/24/15	RUB	201,230,769	USD	4,526,929	1,636,860
UBS Securities	02/24/15	USD	5,288,670	RUB	246,800,000	(1,749,773)
UBS Securities	03/31/15	SGD	6,850,000	USD	5,170,381	111,880
						$1,184,782

BRL — Brazilian Real

CNY — Chinese Yuan

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

VND — Vietnamese Dong

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Asset Income Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 41.4%
		Canada — 0.3%
		MEG Energy (1)
	100,000	7.000%, 03/31/24	91,000

		China — 0.8%
		CNOOC Nexen Finance
	200,000	4.875%, 04/30/44	229,785

		Colombia — 0.1%
		Empresas Publicas de Medellin ESP (1)
COP	80,000,000	7.625%, 09/10/24	33,007

		Costa Rica — 0.5%
		Instituto Costarricense de Electricidad (2)
	200,000	6.375%, 05/15/43	168,226

		France — 2.4%
		BPCE (1)
	200,000	5.700%, 10/22/23	222,470
		Electricite de France MTN (2) (3)
GBP	100,000	6.000%, 12/29/49	171,701
		Holding Medi-Partenaires SAS (2)
EUR	100,000	7.000%, 05/15/20	119,921
		La Mondiale SAM (2) (3)
	200,000	7.625%, 04/29/49	219,000
			733,092
		Germany — 0.5%
		RWE (2) (3)
GBP	100,000	7.000%, 03/29/49	166,332

		India — 1.8%
		Bharti Airtel International Netherlands BV (2)
	200,000	5.350%, 05/20/24	225,281
		Oil India (2)
	300,000	5.375%, 04/17/24	331,916
			557,197
		Indonesia — 0.6%
		Pertamina Persero MTN (2)
	200,000	5.625%, 05/20/43	198,500

		Italy — 0.6%
		Enel (2) (3)
GBP	100,000	7.750%, 09/10/75	173,592

		Kazakhstan — 1.1%
		Development Bank of Kazakhstan JSC (1)
	200,000	4.125%, 12/10/22	163,500
		KazMunayGas National JSC MTN (2)
	200,000	5.750%, 04/30/43	163,008
			326,508
		Luxembourg — 2.0%
		Altice (1)
	400,000	7.750%, 05/15/22	415,000
		ArcelorMittal
	200,000	7.500%, 10/15/39	208,000
			623,000
		Mexico — 1.5%
		Petroleos Mexicanos
MXN	2,500,000	7.650%, 11/24/21 (2)	182,048
MXN	500,000	7.650%, 11/24/21 (1)	36,409
	200,000	6.625%, 06/15/35	230,460
			448,917
		Netherlands — 2.1%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN (2)
GBP	100,000	4.625%, 05/23/29	168,164
		Delta Lloyd MTN (2) (3)
EUR	100,000	4.375%, 06/29/49	111,999
		Delta Lloyd Levensverzekering (2) (3)
EUR	100,000	9.000%, 08/29/42	148,312
		Koninklijke KPN (1) (3)
	200,000	7.000%, 03/28/73	214,700
			643,175
		United Kingdom — 3.0%
		Ensco
	100,000	5.750%, 10/01/44	102,581
		Friends Life Holdings (2)
GBP	100,000	8.250%, 04/21/22	189,622
		HSBC Holdings MTN (2)
GBP	80,000	6.000%, 03/29/40	158,410
		Old Mutual MTN (2)
GBP	100,000	8.000%, 06/03/21	175,297
		RL Finance Bonds No. 2 (2) (3)
GBP	100,000	6.125%, 11/30/43	169,751
		Tesco MTN
EUR	100,000	5.125%, 04/10/47	122,272
			917,933

Principal Amount †		Value $

	United States — 24.1%
	Aguila 3 (1)
150,000	7.875%, 01/31/18	148,125
	Ahern Rentals (1)
50,000	9.500%, 06/15/18	51,500
	Aircastle
75,000	5.500%, 02/15/22	77,452
	Alliance One International
30,000	9.875%, 07/15/21	25,200
	Apple
100,000	3.850%, 05/04/43	107,829
	Bank of America (3)
200,000	5.200%, 12/29/49	191,500
	BlueLine Rental Finance (1)
35,000	7.000%, 02/01/19	34,366
	Bon-Ton Department Stores
100,000	8.000%, 06/15/21	82,000
	BreitBurn Energy Partners
100,000	7.875%, 04/15/22	64,500
	CHS
150,000	6.875%, 02/01/22	160,069
	Cisco Systems
200,000	5.500%, 01/15/40	258,093
	CIT Group
150,000	5.000%, 08/01/23	158,250
	Cleveland Clinic Foundation
250,000	4.858%, 01/01/2114	289,992
	DISH DBS (1)
100,000	5.875%, 11/15/24	100,750
	Eastman Chemical
100,000	4.650%, 10/15/44	110,022
	Energy Transfer Equity
100,000	5.875%, 01/15/24	104,270
	Energy Transfer Partners
100,000	5.150%, 02/01/43	104,989
	EV Energy Partners
100,000	8.000%, 04/15/19	87,250
	Express Scripts Holding
100,000	6.125%, 11/15/41	132,912
	Ferrellgas
100,000	6.750%, 01/15/22	98,000
	Gannett
150,000	5.125%, 10/15/19	156,000
	Gilead Sciences
100,000	4.500%, 02/01/45	115,345
	Goldman Sachs Group
100,000	6.750%, 10/01/37	131,570
	Halcon Resources
100,000	8.875%, 05/15/21	67,000
	HCA
300,000	5.250%, 04/15/25	327,375
	Jefferies Group LLC
50,000	6.500%, 01/20/43	51,637
	JPMorgan Chase (3)
200,000	6.750%, 08/29/49	214,937
	Kinder Morgan
100,000	5.550%, 06/01/45	107,646
	Linn Energy LLC
100,000	6.500%, 09/15/21	74,000
	Men’s Wearhouse (1)
150,000	7.000%, 07/01/22	155,250
	Meritor
150,000	6.250%, 02/15/24	152,625
	MetLife
100,000	6.400%, 12/15/36	114,000
	MGM Resorts International
200,000	6.000%, 03/15/23	203,000
	Midstates Petroleum
100,000	9.250%, 06/01/21	52,250
	Navient LLC MTN
200,000	6.125%, 03/25/24	195,500
	NCI Building Systems (1)
75,000	8.250%, 01/15/23	76,687
	Pfizer
100,000	4.400%, 05/15/44	116,186
	Pinnacle Entertainment
150,000	7.500%, 04/15/21	156,750
	Qualitytech (1)
150,000	5.875%, 08/01/22	152,250
	Rowan
100,000	5.850%, 01/15/44	92,412
	Sabine Pass Liquefaction LLC
100,000	5.750%, 05/15/24	101,000
	Sabra Health Care REIT
200,000	5.375%, 06/01/23	211,250
	Sirius XM Radio (1)
400,000	6.000%, 07/15/24	412,000
	Sprint
200,000	7.250%, 09/15/21	200,700
	Suburban Propane Partners
200,000	5.500%, 06/01/24	197,500
	T-Mobile USA
200,000	6.375%, 03/01/25	204,000
	TMS International (1)
100,000	7.625%, 10/15/21	100,000
	United Rentals North America
100,000	5.750%, 11/15/24	102,000

Principal Amount †
/Shares		Value $

	Valeant Pharmaceuticals International (1)
50,000	5.500%, 03/01/23	51,500
	Vander Intermediate Holding II (1)
50,000	9.750%, 02/01/19	48,875
	Verizon Communications
111,000	6.550%, 09/15/43	150,168
	Viking Cruises (1)
150,000	8.500%, 10/15/22	165,000
	WaveDivision Escrow LLC (1)
150,000	8.125%, 09/01/20	160,125
	West (1)
100,000	5.375%, 07/15/22	96,000
	Zions Bancorporation (3)
100,000	5.800%, 12/29/49	94,500
		7,394,107
	TOTAL CORPORATE OBLIGATIONS
	(Cost $12,992,525)	12,704,371

	COMMON STOCK — 34.6%
	Australia (4) — 0.8%
22,011	Insurance Australia Group	109,037
23,522	Telstra	118,645
543	Woodside Petroleum	14,421
		242,103
	Austria (4) — 0.0%
610	OMV	15,165

	Belgium (4) — 0.4%
161	Anheuser-Busch InBev	19,637
2,640	Belgacom	98,324
197	Groupe Bruxelles Lambert	16,332
		134,293
	Brazil — 0.7%
7,800	Cielo	116,277
8,417	Energias do Brasil	27,165
4,217	Tractebel Energia	48,940
3,243	Transmissora Alianca de Energia Eletrica	23,713
		216,095
	Canada — 1.0%
2,462	BCE	113,073
1,406	Canadian Imperial Bank of Commerce	97,569
615	Great-West Lifeco	15,589
774	Husky Energy	16,659
1,065	IGM Financial	36,551
586	Power Financial	15,813
656	Shaw Communications Class B	15,147
		310,401
	China (4) — 1.8%
236,000	Agricultural Bank of China Class H	115,242
161,000	China Construction Bank Class H	128,877
20,000	China Petroleum & Chemical Class H	15,825
5,500	China Shenhua Energy Class H	15,098
16,000	Huaneng Power International Class H	22,395
179,000	Industrial & Commercial Bank of China Class H	127,650
114,000	PetroChina Class H	123,793
		548,880
	Finland (4) — 0.3%
628	Elisa	16,705
3,115	Fortum	66,445
348	Sampo Class A	16,854
		100,004
	France (4) — 1.2%
683	AXA	15,977
603	Electricite de France	16,347
1,116	Rexel	20,851
1,638	Sanofi	150,924
580	SCOR	18,055
2,754	Total	141,364
308	Vinci	16,180
		379,698
	Germany (4) — 1.1%
847	Allianz	139,662
206	BASF	18,424
216	Daimler	19,562
890	Hannover Rueck	79,768
257	Muenchener
	Rueckversicherungs	51,524
162	Siemens	17,113
		326,053
	Hong Kong (4) — 1.0%
33,500	BOC Hong Kong Holdings	117,424
20,000	COSCO Pacific	28,942
4,600	Hang Seng Bank	80,508
76,000	Li & Fung	75,212

Shares		Value $

1,000	Swire Pacific Class A	13,391
		315,477
	Indonesia (4) — 0.1%
77,700	Telekomunikasi Indonesia Persero	17,249

	Ireland — 0.2%
237	Eaton	14,952
1,055	Experian (4)	18,590
270	Seagate Technology	15,239
		48,781
	Italy (4) — 0.5%
1,567	Atlantia	40,332
24,325	Snam Rete Gas	119,018
		159,350
	Japan (4) — 0.6%
2,600	Canon	82,252
1,100	Daiichi Sankyo	15,958
1,300	ITOCHU	13,163
2,700	Marubeni	14,904
1,100	Mitsui	13,997
3,500	Sumitomo	34,539
200	Toyota Motor	12,894
		187,707
	Luxembourg (4) — 0.3%
672	RTL Group	63,608
446	SES	16,247
		79,855
	Malaysia (4) — 0.2%
8,400	Axiata Group	16,645
9,600	DiGi.com	16,961
10,800	Petronas Chemicals Group	15,136
		48,742
	Netherlands — 1.4%
4,650	Delta Lloyd (4)	87,855
998	Koninklijke Ahold (4)	18,012
259	Koninklijke DSM (4)	13,738
473	Koninklijke Philips Electronics (4)	13,043
232	LyondellBasell Industries Class A	18,349
3,968	Royal Dutch Shell Class B (4)	125,627
3,480	Unilever (4)	150,908
		427,532
	Norway (4) — 0.3%
801	Statoil	13,414
3,713	Telenor	79,765
		93,179
	Poland (4) — 0.2%
434	Powszechny Zaklad Ubezpieczen	59,024

	Singapore (4) — 0.5%
17,000	Keppel	109,184
19,000	Singapore Telecommunications	57,218
		166,402
	South Africa — 0.9%
6,165	Barclays Africa Group (4)	104,808
2,275	Coronation Fund Managers (4)	20,134
4,322	FirstRand (4)	19,234
6,638	MMI Holdings	17,859
976	Sasol (4)	35,253
2,643	Truworths International (4)	18,303
5,746	Vodacom Group (4)	65,972
		281,563
	Spain (4) — 0.8%
5,725	Ferrovial	113,577
2,554	Iberdrola	17,629
5,894	Repsol	104,410
		235,616
	Sweden (4) — 0.5%
1,604	Sandvik	16,837
1,416	Telefonaktiebolaget LM Ericsson Class B Shares	17,168
17,478	TeliaSonera	107,695
		141,700
	Switzerland (4) — 1.4%
130	Kuehne + Nagel International	17,895
883	Nestle	67,436
180	Novartis	17,541
59	Roche Holding	15,902
1,482	Swiss Re	133,687
38	Swisscom	22,280
429	Zurich Insurance Group	142,247
		416,988
	Taiwan (4) — 1.5%
20,320	Asia Cement	24,498
7,030	Chicony Electronics	19,291
4,000	Delta Electronics	24,432
7,000	Far EasTone Telecommunications	17,102
24,100	Lite-On Technology	29,704
12,000	Novatek Microelectronics	66,006
48,000	Pegatron	127,636
11,000	Ruentex Industries	23,846

Shares		Value $

14,000	Synnex Technology International	20,124
11,000	Taiwan Cement	14,851
5,000	Taiwan Mobile	16,487
15,000	Taiwan Semiconductor Manufacturing	65,964
		449,941
	Thailand (4) — 0.2%
6,300	Advanced Info Service	47,073

	Turkey (4) — 0.0%
8,901	Eregli Demir ve Celik Fabrikalari	15,957

	United Kingdom (4) — 4.6%
4,594	Admiral Group	99,940
5,287	BHP Billiton	114,837
2,616	British American Tobacco	147,585
896	Diageo	26,522
27,018	Direct Line Insurance Group	126,706
28,232	Glencore	105,266
17,981	HSBC Holdings	164,512
2,831	Imperial Tobacco Group	132,970
3,741	Kingfisher	19,244
9,320	Marks & Spencer Group	67,749
9,154	National Grid	128,697
2,261	Rexam	14,448
2,813	Rio Tinto	123,612
15,100	Royal Mail	98,696
1,753	Tate & Lyle	17,879
318	Wolseley	18,433
772	WPP	16,977
		1,424,073
	United States — 12.1%
274	American Electric Power	17,210
4,780	AT&T	157,358
236	Baxter International	16,593
3,549	CA	107,535
358	Campbell Soup	16,375
4,921	Centerpoint Energy	113,626
1,561	Chevron	160,049
3,701	Coca-Cola	152,370
282	ConocoPhillips	17,760
250	Consolidated Edison	17,320
223	Dominion Resources	17,146
350	Dow Chemical	15,806
193	DTE Energy	17,304
191	Duke Energy	16,644
242	E.I. du Pont de Nemours	17,233
231	Eli Lilly	16,632
224	Emerson Electric	12,754
195	Entergy	17,064
79	Equinix REIT	17,132
2,337	ExxonMobil	204,301
899	Fifth Third Bancorp	15,553
317	Garmin	16,598
309	General Mills	16,216
3,452	General Motors	112,604
317	International Paper	16,693
1,869	Johnson & Johnson	187,162
3,021	JPMorgan Chase	164,282
255	Kellogg	16,723
144	Kimberly-Clark	15,546
1,778	Kla-Tencor	109,294
322	Kohl’s	19,230
552	Kraft Foods Group	36,068
2,138	Las Vegas Sands	116,243
1,475	McDonald’s	136,349
2,488	Merck	149,976
315	Northeast Utilities	17,508
310	Nucor	13,531
265	Occidental Petroleum	21,200
230	Omnicom Group	16,744
2,412	Paychex	109,167
1,170	People’s United Financial	16,462
1,586	PepsiCo	148,735
5,415	Pfizer	169,219
295	PG&E	17,349
583	PPL	20,697
333	Principal Financial Group	15,628
1,996	Procter & Gamble	168,243
411	Public Service Enterprise Group	17,541
422	Republic Services Class A	16,745
1,791	Reynolds American	121,699
2,516	Southern	127,612
2,401	Spectra Energy	80,289
434	Sysco	17,000
151	United Parcel Service Class B	14,925
3,680	Wells Fargo	191,065
2,721	Williams	119,343
471	Xcel Energy	17,677
		3,715,128
	TOTAL COMMON STOCK (Cost $11,025,330)	10,604,029

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 9.3%
		Brazil — 1.6%
		Banco Nacional de Desenvolvimento Economico e Social (2)
	200,000	5.750%, 09/26/23	206,300
		Brazil Notas do Tesouro Nacional Serie F
BRL	840,000	10.000%, 01/01/21	288,228
			494,528
		Colombia — 0.2%
		Empresa de Telecomunicaciones de Bogota (2)
COP	140,000,000	7.000%, 01/17/23	55,799

		Croatia — 0.5%
		Croatia Government International Bond (2)
	150,000	6.625%, 07/14/20	166,032

		El Salvador — 0.4%
		El Salvador Government International Bond (2)
	100,000	7.375%, 12/01/19	110,250

		France — 0.6%
		SNCF Reseau MTN
GBP	80,000	5.000%, 03/11/52	185,088

		Hungary — 0.3%
		Hungary Government Bond
HUF	15,000,000	7.000%, 06/24/22	70,186
HUF	7,000,000	5.500%, 06/24/25	31,674
			101,860
		Indonesia — 1.0%
		Indonesia Treasury Bond
IDR	2,000,000,000	8.375%, 03/15/24	172,883
IDR	1,800,000,000	7.000%, 05/15/22	143,412
			316,295
		Mexico — 0.6%
		Mexican Bonos
MXN	1,000,000	7.750%, 05/29/31	81,430
MXN	1,100,000	7.500%, 06/03/27	86,864
			168,294
		Morocco — 0.7%
		Morocco Government International Bond (2)
	200,000	4.250%, 12/11/22	211,250

Principal Amount †
/Shares

		Poland — 0.2%
		Poland Government Bond
PLN	150,000	5.750%, 04/25/29	58,591

		Russia — 0.8%
		Russian Federal Bond - OFZ
RUB	6,067,000	6.200%, 01/31/18	71,053
		Russian Foreign Bond - Eurobond (1)
	200,000	4.875%, 09/16/23	169,600
			240,653
		Singapore — 0.7%
		Temasek Financial I MTN (2)
GBP	100,000	5.125%, 07/26/40	223,452

		South Africa — 0.9%
		South Africa Government Bond
ZAR	1,500,000	7.750%, 02/28/23	135,929
ZAR	1,700,000	6.750%, 03/31/21	146,496
			282,425
		Turkey — 0.8%
		Turkey Government Bond
TRY	200,000	9.000%, 03/08/17	85,395
TRY	400,000	6.300%, 02/14/18	161,182
			246,577
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,968,855)	2,861,094

		EXCHANGE TRADED FUNDS — 5.3%
		United States — 5.3%
	34,215	iShares International Select Dividend ETF	1,154,072
	11,000	iShares Mortgage Real Estate Capped ETF	128,370
	3,984	Vanguard REIT ETF	344,815
		TOTAL EXCHANGE TRADED FUNDS (Cost $1,663,412)	1,627,257

		CLOSED-END FUNDS — 1.7%
		Guernsey — 0.6%
	41,700	HSBC Infrastructure (4)	95,433
	44,000	International Public Partnerships	89,800
			185,233

Shares/Principal
Amount †		Value $

	United Kingdom — 1.1%
49,000	BBGI SICAV (4)	91,765
56,900	Starwood European Real Estate Finance (4)	92,374
100,000	UK Commercial Property Trust	135,182
		319,321
	TOTAL CLOSED-END FUNDS (Cost $533,328)	504,554

	U.S. TREASURY OBLIGATION — 0.7%
	United States Treasury Bill (5)
220,000	0.054%, 06/25/15
	(Cost $219,952)	219,976

	PREFERRED STOCK — 0.3%
	Brazil — 0.2%
2,557	AES Tiete	15,781
1,477	Cia Paranaense de Energia	17,174
4,800	Itausa-Investimentos Itau	16,350
		49,305
	Germany (4) — 0.1%
228	Bayerische Motoren Werke Class Preference	19,303
82	Volkswagen	18,293
		37,596
	TOTAL PREFERRED STOCK (Cost $96,716)	86,901

	MUNICIPAL BOND — 0.3%
	New York — 0.3%
	Port Authority of New York & New Jersey RB
75,000	4.458%, 10/01/62
	(Cost $79,064)	83,457

Number of Contracts

	EXCHANGE TRADED PURCHASED OPTION (6) — 0.0%
80	DAX Index Put Option, Expires: 02/20/15, Strike Price: $9,200 (Cost $86,930)	6,373

	TOTAL INVESTMENTS — 93.6% (Cost $29,666,112)*	28,698,012
	OTHER ASSETS LESS LIABILITIES — 6.4%	1,973,844
	NET ASSETS — 100%	$30,671,856

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $3,098,114, representing 10.1% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $4,214,163, representing 13.7% of the net assets of the Fund.

(3)         Variable Rate Security — Rate disclosed is as of January 31, 2015.

(4)         Security is fair valued.

(5)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(6)         Denotes non-income producing security.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $29,666,112, and the unrealized appreciation and depreciation were $658,327 and $(1,626,427), respectively.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
DJ Euro Stoxx 50 Index	16	Mar-2015	$4,871
Russell 2000 Index E-MINI	(5)	Mar-2015	(11,789)
S&P 500 Index E-MINI	(9)	Mar-2015	(3,676)
			$(10,594)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	02/25/15	EUR	348,016	USD	392,901	$(437)
Barclays Capital	03/05/15	USD	150,737	ZAR	1,730,000	(2,916)
BNP Paribas	03/05/15	PLN	756,000	USD	222,200	18,339
BNP Paribas	03/05/15	USD	252,187	TRY	589,000	(13,058)
BNP Paribas	03/05/15	ZAR	3,490,000	USD	295,976	(2,230)
Canadian Imperial Bank	03/05/15	EUR	80,000	USD	89,852	(573)
Citigroup Global Markets	02/25/15	GBP	25,000	USD	37,670	21
Deutsche Bank Securities	03/05/15	DKK	329,000	USD	54,397	4,385
Deutsche Bank Securities	03/05/15	TRY	341,000	USD	145,861	7,418
Deutsche Bank Securities	03/05/15	USD	209,213	BRL	545,000	(7,873)
Deutsche Bank Securities	03/05/15	USD	295,816	ZAR	3,470,000	681
Enskilda Securities	02/25/15	EUR	76,498	USD	86,338	(122)
HSBC	02/25/15-03/05/15	GBP	1,239,571	USD	1,868,885	2,148
HSBC	03/05/15	CAD	509,000	USD	443,477	43,091
HSBC	03/05/15	HUF	23,900,000	USD	95,866	9,049
HSBC	03/05/15	JPY	24,599,000	USD	203,794	(5,754)
HSBC	03/05/15	NOK	530,000	USD	73,778	5,240
HSBC	03/05/15	TRY	248,000	USD	107,361	6,675
HSBC	03/05/15	USD	84,711	MXN	1,240,000	(2,161)
HSBC	03/05/15	USD	236,422	TWD	7,400,000	(1,595)
JPMorgan Securities	02/25/15	GBP	25,000	USD	37,748	99
National Bank of Canada	03/05/15	AUD	569,000	USD	470,148	28,082
National Bank of Canada	03/05/15	EUR	1,916,000	USD	2,356,808	191,134
State Street Bank	03/05/15	CHF	530,000	USD	542,066	(36,114)
State Street Bank	03/05/15	GBP	1,452,000	USD	2,268,702	82,169
State Street Bank	03/05/15	MXN	1,270,000	USD	85,364	816
State Street Bank	03/05/15	SEK	1,340,000	USD	177,460	15,466
State Street Bank	03/05/15	SGD	226,000	USD	170,949	4,011
State Street Bank	03/05/15	ZAR	1,710,000	USD	145,801	(312)
Standard Chartered	03/05/15	IDR	720,000,000	USD	57,129	591
Standard Chartered	03/05/15	MYR	278,000	USD	79,056	2,637
Standard Chartered	03/05/15	TWD	7,400,000	USD	237,934	3,107
Standard Chartered	03/05/15	USD	93,093	BRL	248,000	(1,474)
UBS Securities	03/05/15	BRL	793,000	USD	292,350	(608)
						$349,932

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

COP — Colombian Peso

DAX — Deutsche Borse AG German Stock Index

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JPY — Japanese Yen

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

OFZ — Federal Loan Obligations

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish New Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Strategic Bond Fund

Schedule of Investments

January 31, 2015 (unaudited)

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 63.0%
		Belgium — 1.0%
		Anheuser-Busch InBev
		MTN (1) (2)
EUR	1,030,000	0.459%, 03/29/18	1,168,867

		Brazil — 0.8%
		Marfrig Holding Europe
		BV (2)
	980,000	8.375%, 05/09/18	928,060

		Canada — 1.0%
		Bank of Nova Scotia
		MTN (1) (2)
GBP	750,000	0.746%, 11/02/17	1,130,255

		France — 7.2%
		BNP Paribas (1)
GBP	770,000	1.157%, 05/16/16	1,165,148
		BPCE (2)
GBP	500,000	5.250%, 04/16/29	868,019
		Caisse Centrale du Credit
		Immobilier de France
		MTN (2)
EUR	1,000,000	0.500%, 05/19/17	1,142,635
		Credit Agricole (1) (2)
	420,000	1.413%, 04/15/16	423,700
		Credit Mutuel - CIC Home
		Loan SFH (1) (2)
GBP	700,000	0.863%, 04/22/16	1,056,467
		Dexia Credit Local
		MTN (1) (2)
GBP	1,500,000	0.790%, 04/15/16	2,261,143
		Dexia Credit Local NY
		MTN (2)
	970,000	1.250%, 10/18/16	977,622
		Societe Des Autoroutes Paris-
		Rhin-Rhone MTN (1)
EUR	400,000	0.939%, 01/18/16	455,182
			8,349,916
		Germany — 10.0%
		Aareal Bank MTN (1) (2)
GBP	200,000	0.905%, 05/02/16	301,606
		BASF MTN (2)
GBP	750,000	1.375%, 12/15/17	1,152,001
		Bayerische Landesbank
		MTN (1)
GBP	400,000	0.757%, 02/20/15	602,527
		Deutsche Pfandbriefbank
		MTN (1)
GBP	500,000	1.007%, 05/16/16	754,081
		Erste Abwicklungsanstalt
		MTN (1)
	200,000	0.533%, 01/29/16	200,545
EUR	1,500,000	0.378%, 08/15/16	1,703,263
		FMS Wertmanagement
		AoeR (2)
GBP	1,900,000	1.125%, 12/07/16	2,882,539
		KFW MTN (1)
GBP	1,040,000	0.655%, 03/09/15	1,566,711
		Muenchener Hypothekenbank
		eG MTN (1) (2)
GBP	500,000	0.765%, 04/25/16	753,271
		Schaeffler Finance BV
		MTN (2)
EUR	490,000	2.750%, 05/15/19	562,031
		Volkswagen Financial Services
		MTN (2)
GBP	760,000	2.000%, 10/23/15	1,154,146
			11,632,721
		Greece — 0.7%
		Alpha Credit Group MTN (2)
EUR	490,000	3.375%, 06/17/17	399,127
		ERB Hellas MTN (2)
EUR	630,000	4.250%, 06/26/18	472,712
			871,839
		Italy — 1.2%
		Banca Monte dei Paschi di
		Siena MTN (2)
EUR	590,000	3.625%, 04/01/19	696,238
		UniCredit MTN (1) (2)
EUR	550,000	5.750%, 10/28/25	679,765
			1,376,003
		Mexico — 0.8%
		Cemex (3)
	980,000	5.875%, 03/25/19	989,310

		Netherlands — 4.8%
		ABN AMRO Bank
		MTN (1) (2)
EUR	1,030,000	0.666%, 08/01/16	1,171,339
		Bank Nederlandse
		Gemeenten (1) (2)
	720,000	0.427%, 07/18/16	721,577
		ING Bank MTN (2)
EUR	380,000	2.125%, 07/10/15	433,147

Principal Amount †			Value $

		Koninklijke KPN MTN (1) (2)
GBP	490,000	6.875%, 03/14/73	796,485
		Nederlandse Waterschapsbank (1) (2)
	2,400,000	0.457%, 10/18/16	2,407,769
			5,530,317
		Spain — 0.9%
		Bankia MTN (1) (2)
EUR	500,000	4.000%, 05/22/24	559,494
		Santander International Debt
		SAU MTN (2)
EUR	450,000	3.500%, 03/10/15	510,243
			1,069,737
		Supra-National — 6.9%
		Asian Development Bank
		MTN
EUR	2,050,000	0.375%, 04/03/17	2,336,566
		European Investment Bank
		MTN (1)
GBP	2,230,000	0.633%, 01/05/16	3,362,409
		Inter-American Development
		Bank (1)
	2,300,000	0.208%, 11/26/18	2,300,874
			7,999,849
		Sweden — 2.4%
		Nordea Bank MTN (1) (2)
EUR	1,030,000	0.381%, 11/25/16	1,168,345
		Svenska Handelsbanken (1)
	1,220,000	0.697%, 03/21/16	1,224,927
		Swedbank MTN (1)
GBP	250,000	1.208%, 11/06/15	378,247
			2,771,519
		United Kingdom — 9.0%
		Aviva (1)
GBP	470,000	5.902%, 07/27/49	755,609
		BAT International Finance
		MTN (2)
	1,150,000	1.125%, 03/29/16	1,153,522
		BP Capital Markets (1)
	740,000	0.562%, 11/06/15	740,864
		Clydesdale Bank MTN (1) (2)
GBP	590,000	2.257%, 06/08/15	893,655
		Coventry Building Society
		MTN (1) (2)
GBP	260,000	2.157%, 02/10/15	391,740
		Ensco
	230,000	5.750%, 10/01/44	235,936
		Friends Life Holdings (1) (2)
	980,000	7.875%, 11/08/49	1,108,270
		Jaguar Land Rover
		Automotive (2)
GBP	490,000	8.250%, 03/15/20	819,221
		Lloyds Bank MTN (1) (2)
GBP	590,000	0.813%, 01/16/17	890,365
		Network Rail Infrastructure
		Finance MTN
GBP	1,490,000	4.875%, 11/27/15	2,323,515
		Yorkshire Building Society (1) (2)
GBP	760,000	2.310%, 03/23/16	1,164,433
			10,477,130
		United States — 16.3%
		21st Century Fox America
	710,000	5.400%, 10/01/43	913,074
		Apple
	1,980,000	4.450%, 05/06/44	2,352,822
		Bank of America (1)
	1,220,000	0.703%, 02/14/17	1,219,872
		Bank of America MTN
	850,000	4.875%, 04/01/44	1,002,559
		Caterpillar International
		Finance MTN (1) (2)
EUR	400,000	0.409%, 09/27/17	453,711
		Citigroup
	980,000	5.300%, 05/06/44	1,118,000
		Comcast
	610,000	4.750%, 03/01/44	738,844
		Exxon Mobil
	300,000	0.921%, 03/15/17	301,924
		Freeport-McMoRan
	510,000	5.450%, 03/15/43	428,575
		International Paper
	895,000	4.800%, 06/15/44	981,025
		JPMorgan Chase (1)
	1,170,000	0.752%, 02/15/17	1,169,876
		Kinder Morgan
	1,040,000	5.550%, 06/01/45	1,119,514
		Medtronic (3)
	1,035,000	4.625%, 03/15/45	1,196,473
		Microsoft
EUR	1,460,000	3.125%, 12/06/28	2,062,573

Principal Amount †			Value $
		Monsanto
	512,000	4.700%, 07/15/64	594,803
		Prudential Financial MTN
	1,130,000	4.600%, 05/15/44	1,269,312
		Toronto-Dominion Bank
		MTN (1)
	1,150,000	0.696%, 09/09/16	1,155,037
		Tyson Foods
	708,000	5.150%, 08/15/44	855,989
			18,933,983
		TOTAL CORPORATE OBLIGATIONS (Cost $75,119,080)	73,229,506

		U.S. TREASURY OBLIGATIONS — 16.9%
		United States Treasury
		Inflation Indexed Bond
	9,544,055	0.125%, 04/15/19	9,720,029
		United States Treasury Note
	10,000,000	0.250%, 02/28/15	10,001,560
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,484,576)	19,721,589

		FOREIGN GOVERNMENT BONDS — 10.0%
		Canada — 1.0%
		Province of Ontario Canada
	1,160,000	0.950%, 05/26/15	1,162,742
		France — 2.0%
		Caisse d’Amortissement de la
		Dette Sociale MTN (2)
GBP	1,510,000	1.375%, 02/06/17	2,304,783

		Italy — 1.3%
		Italy Buoni Poliennali Del
		Tesoro
EUR	1,010,000	1.500%, 12/15/16	1,165,638
		Italy Certificati di Credito del
		Tesoro (4)
EUR	280,000	0.412%, 06/30/15	316,345
			1,481,983
		Mexico — 3.3%
		Mexican Bonos
MXN	50,200,000	8.000%, 06/11/20	3,879,471

		Norway — 0.9%
		Kommunalbanken MTN (2)
	1,040,000	0.875%, 10/03/16	1,045,454

		Sweden — 1.5%
		Kommuninvest I Sverige (2)
	1,780,000	0.875%, 12/13/16	1,788,446
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $11,906,067)	11,662,879

		COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
		Aire Valley Mortgages,
		Series 2007-1X,
		Class 2A3 (1) (2)
GBP	119,079	0.820%, 09/20/66	173,276
		ALBA, Series 2011-1,
		Class A2 (1) (2)
GBP	126,000	3.004%, 05/25/51	190,902
		Berica, Series 2014-3,
		Class A (1) (2)
EUR	183,023	1.129%, 06/30/61	210,204
		Bluestep Mortgage Securities
		No. 2, Series 2013-2,
		Class AA (1) (2)
EUR	138,037	1.531%, 11/10/55	156,742
		Brunel Residential Mortgage
		Securitisation, Series 1A,
		Class A4C (1) (3)
	183,566	0.454%, 01/13/39	181,650
		Eurosail, Series 2006-2X,
		Class A2C (1) (2)
GBP	111,081	0.720%, 12/15/44	162,149
		Granite Master Issuer,
		Series 2006-1X,
		Class M3 (1) (2)
GBP	184,000	1.104%, 12/20/54	271,128
		Residential Mortgage
		Securities, Series 2010-25,
		Class A1 (1) (2)
GBP	166,186	3.063%, 12/16/50	259,373
		Residential Mortgage
		Securities, Series 20X,
		Class A2A (1) (2)
GBP	113,278	0.817%, 08/10/38	165,947

Principal Amount †
/Notional Amount			Value $
		RMAC, Series 2004-NS2X,
		Class A3 (1) (2)
GBP	121,704	0.800%, 06/12/36	173,209
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,201,167)	1,944,580

		ASSET-BACKED SECURITIES (1)(2) — 1.2%
		Cars Alliance Auto Loans
		France V, Series 2012-F1V,
		Class A
EUR	335,351	0.539%, 02/25/24	379,647
		Gracechurch Card Funding,
		Series 2011-1,
		Class A2
GBP	340,000	1.603%, 01/15/18	516,218
		Penarth Master Issuer,
		Series 2014-1X,
		Class A1
GBP	300,000	0.804%, 03/18/18	451,956
		TOTAL ASSET-BACKED SECURITIES (Cost $1,415,103)	1,347,821

		OTC FOREIGN CURRENCY PURCHASED OPTIONS (5) — 0.1%
	1,501,837	NOK Call / GBP Put,
		Expires: 08/05/15,
		Strike Price: $10.75	11,140
	1,480,000	USD Call / MXN Put,
		Expires: 02/03/15,
		Strike Price $14.175	77,405
	1,470,000	USD Call / MXN Put,
		Expires: 02/12/15,
		Strike Price: $14.58	40,501
		TOTAL OTC FOREIGN CURRENCY PURCHASED OPTIONS (Cost $72,356)	129,046

Number of
Contracts/Notional
Amount

		EXCHANGE-TRADED PURCHASED OPTION (5) – 0.0%
287		U.S. 5 Year Future Put Option,
		Expires: 02/20/15,
		Strike Price $120.75
		(Cost $105,899)	62,781
		TOTAL INVESTMENTS – 92.9% (Cost $110,304,248)*	108,098,202
		OTHER ASSETS LESS LIABILITIES – 7.1%	8,202,849
		NET ASSETS — 100%	$116,301,051

		OTC FOREIGN CURRENCY WRITTEN OPTIONS (5) – 0.1%
(1,501,837)		GBP Call / NOK Put,
		Expires: 08/05/15,
		Strike Price: $11.345	(71,024)
(1,480,000)		MXN Call / USD Put,
		Expires: 02/03/15,
		Strike Price: $13.85	—
(1,470,000)		MXN Call / USD Put,
		Expires: 02/12/15,
		Strike Price: $14.20	(227)
(1,480,000)		USD Call / MXN Put,
		Expires: 02/03/15,
		Strike Price: $14.525	(42,839)
(1,470,000)		USD Call / MXN Put,
		Expires: 02/12/15,
		Strike Price: $15.08	(10,202)
		TOTAL WRITTEN OPTIONS (Premiums Received $60,934)	(124,292)

†                      In U.S. Dollars unless otherwise indicated.

(1)              Variable Rate Security — Rate disclosed is as of January 31, 2015.

(2)              Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $41,902,954, representing 36.0% of the net assets of the Fund.

(3)             Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2015, the value of these securities amounted to $2,367,433, representing 2.0% of the net assets of the Fund.

(4)              Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(5)              Denotes non-income producing security.

* At January 31, 2015, the tax basis cost of the Fund’s investments was $110,304,248, and the unrealized appreciation and depreciation were $1,292,066 and $(3,498,112), respectively.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Euro-Bobl	(14)	Mar-2015	$(16,693)
Euro-Bund	(24)	Mar-2015	(67,119)
Long Gilt 10-Year Bond	(5)	Mar-2015	(29,333)
U.S. 5-Year Treasury Note	(156)	Mar-2015	(396,690)
U.S. 10-Year Treasury Note	39	Mar-2015	58,435
U.S. Long Treasury Bond	(4)	Mar-2015	(28,319)
			$(479,719)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	02/12/15	AUD	450,000	USD	349,551	$(521)
Barclays Capital	02/12/15	MXN	57,151,061	USD	3,906,984	97,159
BNP Paribas	02/12/15	EUR	9,438,913	USD	11,120,153	453,172
BNP Paribas	02/12/15	MXN	5,500,000	USD	376,436	9,792
Citigroup Global Markets	02/12/15	EUR	400,000	USD	450,830	(1,213)
Citigroup Global Markets	02/12/15	JPY	544,599,600	USD	4,600,863	(37,333)
Citigroup Global Markets	02/12/15	USD	5,330,226	MXN	78,218,400	(116,002)
Deutsche Bank Securities	02/11/15	EUR	749,870	GBP	588,009	38,173
Deutsche Bank Securities	02/12/15	EUR	12,804,937	USD	14,968,222	497,274
Deutsche Bank Securities	02/12/15	USD	349,114	GBP	230,000	(2,714)
JPMorgan Securities	02/12/15	EUR	7,393,105	USD	8,746,117	391,118
JPMorgan Securities	02/12/15	GBP	12,872,564	USD	19,500,526	113,318
JPMorgan Securities	02/12/15	USD	306,817	EUR	259,546	(13,502)
State Street Bank	02/12/15	AUD	10,325,980	USD	8,364,003	331,040
State Street Bank	02/12/15	GBP	13,392,321	USD	20,284,893	114,884
State Street Bank	02/12/15	USD	4,693,684	JPY	560,931,343	83,605
State Street Bank	02/12/15	USD	2,868,439	NOK	21,900,000	(34,755)
Standard Chartered	02/12/15	USD	4,438,910	EUR	3,817,705	(124,496)
UBS Securities	02/11/15	USD	8,313,269	GBP	5,455,481	(96,783)
UBS Securities	02/12/15	GBP	3,863,138	USD	5,863,945	45,721
						$1,747,937

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2015 is as follows:

Interest Rate Swaps

						Net Unrealized
			Termination		Notional	Appreciation
Counterparty	Fund Pays	Fund Receives	Date	Currency	Amount	(Depreciation)
Morgan Stanley	1.22%	6 Month EUR - EURIBOR	01/29/30	EUR	170,000	$(7,498)
Morgan Stanley	1.23%	6 Month EUR - EURIBOR	01/26/30	EUR	570,000	(26,355)
Morgan Stanley	1.23%	6 Month EUR - EURIBOR	01/23/30	EUR	300,000	(13,968)
Morgan Stanley	1.99%	3 Month EUR - EURIBOR	07/25/29	EUR	303,000	(57,167)
Morgan Stanley	2.11%	3 Month USD - LIBOR	02/17/25	USD	19,000,000	(497,867)
Morgan Stanley	6 Month EUR - EURIBOR	0.88%	01/29/25	EUR	3,400,000	76,390
Morgan Stanley	2.32%	3 Month USD - LIBOR	01/29/25	USD	4,500,000	(213,199)
Morgan Stanley	2.35%	3 Month USD - LIBOR	01/23/25	USD	7,300,000	(365,809)
Morgan Stanley	6 Month EUR - EURIBOR	0.88%	01/23/25	EUR	5,500,000	120,589
Morgan Stanley	6 Month EUR - EURIBOR	1.09%	12/03/24	EUR	555,000	27,194
Morgan Stanley	2.47%	3 Month USD - LIBOR	12/03/24	USD	800,000	(48,869)
Morgan Stanley	2.73%	3 Month USD - LIBOR	08/11/24	USD	1,400,000	(118,020)
Morgan Stanley	6 Month EUR - EURIBOR	1.47%	08/11/24	EUR	960,000	93,106
Morgan Stanley	2.73%	3 Month USD - LIBOR	07/25/24	USD	6,360,000	(535,791)
Morgan Stanley	6 Month EUR - EURIBOR	1.52%	07/25/24	EUR	4,448,000	464,083
Morgan Stanley	2.72%	3 Month USD - LIBOR	07/25/24	USD	700,000	(58,534)
Morgan Stanley	0.98%	6 Month GBP - LIBOR	01/23/17	GBP	3,500,000	(14,524)
Morgan Stanley	0.99%	6 Month GBP - LIBOR	01/22/17	GBP	12,000,000	(53,820)
Morgan Stanley	0.99%	6 Month GBP - LIBOR	01/19/17	GBP	6,500,000	(29,226)
Morgan Stanley	1.11%	6 Month GBP - LIBOR	11/28/16	GBP	625,000	(5,176)
Morgan Stanley	1.08%	6 Month GBP - LIBOR	11/17/16	GBP	6,100,000	(45,138)
						$(1,309,599)

Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Hy S23 5Year	5.00%	Morgan Stanley	12/20/19	USD	2,110,000	$(128,624)	$10,052
Cdx.Na.Ig S23 5Year	1.00%	Morgan Stanley	12/20/19	USD	39,050,000	(642,180)	87,529
Itraxx Xover S21 5Year	5.00%	Morgan Stanley	06/20/19	USD	550,000	(82,940)	(6,298)
Itraxx Xover S21 5Year	5.00%	Morgan Stanley	06/20/19	USD	420,000	(65,390)	(105)
Itraxx Xover S21 5Year	5.00%	Morgan Stanley	06/20/19	USD	850,000	(119,414)	(7,550)
Itraxx Xover S21 5Year	5.00%	Morgan Stanley	06/20/19	USD	1,700,000	(245,623)	(8,299)
Itraxx Xover S21 5Year	5.00%	Morgan Stanley	06/20/19	USD	500,000	(73,850)	(501)
						$(1,358,021)	$74,828

AUD — Australian Dollar

Cdx.Na.Hy — Credit Derivatives Index - High Yield

Cdx.Na.Ig — Credit Derivatives Index - Investment Grade

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

Itraxx Xover — Credit Derivatives Index - Blend of Investment Grade and High Yield

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

OTC — Over the Counter

USD — United States Dollar

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2015 (unaudited)

The following is a summary of the inputs used as of January 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$57,250,251	$—	$—	$57,250,251
Investment Company	1,998,401	—	—	1,998,401
Total Investments in Securities	$59,248,652	$—	$—	$59,248,652

Schroder Emerging Market Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Brazil	$55,830,256	$—	$—	$55,830,256
Chile	1,797,548	—	—	1,797,548
China	27,550,648	261,163,392	—	288,714,040
Colombia	1,113,228	—	—	1,113,228
Czech Republic	—	2,563,329	—	2,563,329
Egypt	—	11,336,122	—	11,336,122
Greece	—	3,754,059	—	3,754,059
Hong Kong	—	22,951,570	—	22,951,570
Hungary	—	1,945,636	—	1,945,636
India	2,091,166	128,951,324	—	131,042,490
Indonesia	—	12,444,823	—	12,444,823
Mexico	26,037,580	—	—	26,037,580
Philippines	—	8,373,276	—	8,373,276
Poland	—	17,486,556	—	17,486,556
Qatar	—	9,387,791	—	9,387,791
Russia	10,951,023	6,120,363	—	17,071,386
South Africa	—	38,443,396	—	38,443,396
South Korea	—	218,880,440	—	218,880,440
Taiwan	—	146,739,765	—	146,739,765
Thailand	—	28,673,788	—	28,673,788
Turkey	—	50,709,885	—	50,709,885
United Arab Emirates	—	17,163,350	—	17,163,350
Total Common Stock	125,371,449	987,088,865	—	1,123,837,390

Preferred Stock
Brazil	40,261,694	—	—	40,261,694
Total Preferred Stock	40,261,694	—	—	40,261,694

Total Investments in Securities	$165,633,143	$987,088,865	$—	$1,152,722,008

The following is a summary of the inputs used as of January 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

Investments in Securities	Level 1	Level 2	Level 3 (6)	Total
Common Stock (4)
Australia	$242,585	$9,089,042	$—	$9,331,627
Austria	930,017	383,255	—	1,313,272
Belgium	221,608	2,989,557	—	3,211,165
Bermuda	—	672,532	—	672,532
Brazil	2,585,602	—	—	2,585,602
British Virgin Islands	—	758,551	—	758,551
Cambodia	—	222,719	—	222,719
Canada	7,953,414	—	—	7,953,414
Chile	748,268	—	—	748,268
China	781,421	3,728,666	18,917	4,529,004
Colombia	692,750	—	—	692,750
Czech Republic	—	1,204,578	—	1,204,578
Denmark	—	1,300,849	—	1,300,849
Finland	266,413	4,344,472	—	4,610,885
France	322,654	10,887,111	—	11,209,765
Gabon	—	93,439	—	93,439
Germany	640,228	6,187,261	—	6,827,489
Greece	16,984	155,609	—	172,593
Guernsey	239,077	—	—	239,077
Hong Kong	678,983	14,164,209	—	14,843,192
Indonesia	—	1,746,339	—	1,746,339
Ireland	—	31,471	—	31,471
Israel	454,880	3,133,029	—	3,587,909
Italy	—	4,264,784	—	4,264,784
Japan	77,493	41,928,562	—	42,006,055
Jersey	—	607,030	—	607,030
Kazakhstan	—	279,887	—	279,887
Liechtenstein	14,768	—	—	14,768
Luxembourg	—	670,632	—	670,632
Malaysia	126,665	380,170	—	506,835
Malta	—	—	1,217	1,217
Mexico	—	—	—	—
Netherlands	—	4,004,310	—	4,004,310
New Zealand	—	918,675	—	918,675
Norway	374,276	4,249,877	—	4,624,153
Philippines	166,750	501,902	—	668,652
Poland	—	1,744,028	—	1,744,028
Portugal	158,263	447,467	—	605,730
Russia	808,160	1,029,857	—	1,838,017
Singapore	175,345	2,776,586	—	2,951,931
South Africa	988,234	5,025,419	—	6,013,653
South Korea	61,311	3,279,428	—	3,340,739
Spain	—	2,974,356	—	2,974,356
Sweden	275,022	9,385,651	—	9,660,673
Switzerland	302,774	11,403,120	—	11,705,894
Taiwan	20,722	6,409,435	—	6,430,157
Thailand	—	3,032,568	—	3,032,568
Turkey	—	1,840,957	—	1,840,957
United Kingdom	818,089	48,156,142	—	48,974,231
Total Common Stock	21,142,756	216,403,532	20,134	237,566,422

Investments in Securities	Level 1	Level 2	Level 3 (6)	Total
Preferred Stock
Brazil	$1,665,139	$—	$—	$1,665,139
Germany	—	1,146,972	—	1,146,972
Total Preferred Stock	1,665,139	1,146,972	—	2,812,111

Investment Companies
Australia	—	146,509	—	146,509
Switzerland	—	547,350	—	547,350
Total Investment Companies	—	693,859	—	693,859

Warrant
Hong Kong	—	11,435	—	11,435
Total Warrant	—	11,435	—	11,435

Total Investments in Securities	$22,807,895	$218,255,798	$20,134	$241,083,827

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards — Unrealized Appreciation	$—	$45,176	$—	$45,176
Total Other Financial Instruments	$—	$45,176	$—	$45,176

The following is a summary of the inputs used as of January 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Multi-Cap Equity Fund

Investments in Securities	Level 1	Level 2	Level 3 (6)	Total
Common Stock (5)
Brazil	$1,518,277	$—	$—	$1,518,277
Chile	202,645	—	—	202,645
China	579,626	2,694,736	9,292	3,283,654
Colombia	110,302	—	—	110,302
Czech Republic	29,304	223,612	—	252,916
Egypt	56,335	242,299	—	298,634
Greece	—	50,583	—	50,583
Hong Kong	16,971	1,516,646	—	1,533,617
Hungary	—	120,667	—	120,667
India	228,336	—	—	228,336
Indonesia	—	1,277,514	—	1,277,514
Kazakhstan	1,609	40,074	—	41,683
Malaysia	27,767	457,458	—	485,225
Mexico	268,023	—	—	268,023
Morocco	21,767	220,449	—	242,216
Philippines	133,400	137,960	—	271,360
Poland	—	363,479	—	363,479
Qatar	—	45,507	—	45,507
Russia	377,973	493,150	—	871,123
South Africa	168,757	2,688,725	—	2,857,482
South Korea	124,848	2,076,323	—	2,201,171
Taiwan	222,894	2,863,614	—	3,086,508
Thailand	—	1,096,987	—	1,096,987
Turkey	—	529,234	—	529,234
United Arab Emirates	—	51,129	—	51,129
United Kingdom	—	184,282	—	184,282
Total Common Stock	4,139,879	17,374,428	9,292	21,472,554

Preferred Stock
Brazil	802,129	—	—	802,129
Total Preferred Stock	802,129	—	—	802,129

Warrant
Malaysia	—	1,485	—	1,485
Total Warrant	—	1,485	—	1,485

U.S. Treasury Obligations	—	797,995	—	797,995

Total Investments in Securities	$4,890,963	$18,173,908	$9,292	$23,074,163

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures — Unrealized Depreciation	$(7,670)	$—	$—	$(7,670)
Forwards — Unrealized Appreciation	—	18,516	—	18,516
Total Other Financial Instruments	$(7,670)	$18,516	$—	$10,846

(1)        There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)        All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2015, the Fund had securities with a total value of $977,701,074 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $9,387,791 transfer from Level 1 to Level 2 due to a halt in trading of these securities.

(4)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2015, the Fund had securities with a total value of $218,255,798 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had securities with a total value of $20,134 transfer from Level 1 to Level 3 due to a halt in trading of these securities.

(5)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2015, the Fund had securities with a total value of $18,173,908 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $9,292 transfer from Level 1 to Level 3 due to a halt in trading of this security.

(6)         A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder Broad Tax-Aware Value Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$91,972,192	$—	$91,972,192
Corporate Obligations	—	7,225,639	—	7,225,639
U.S. Treasury Obligations	—	4,813,594	—	4,813,594
Asset-Backed Securities	—	2,644,462	—	2,644,462
Total Investments in Securities	$—	$106,655,887	$—	$106,655,887

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(840,436)	$—	$—	$(840,436)
Total Other Financial Instruments	$(840,436)	$—	$—	$(840,436)

Schroder Emerging Markets Multi-Sector Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$17,948,928	$—	$17,948,928
Corporate Obligations	—	10,569,896	—	10,569,896
Convertible Bonds	—	1,473,611	—	1,473,611
Total Investments in Securities	$—	$29,992,435	$—	$29,992,435

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(70,683)	$—	$—	$(70,683)
Forwards — Unrealized Appreciation	—	640,229	—	640,229
Forwards — Unrealized Depreciation	—	(527,214)	—	(527,214)
Credit Default Swaps — Unrealized Depreciation	—	(182,710)	—	(182,710)
Total Other Financial Instruments	$(70,683)	$(69,695)	$—	$(140,378)

Schroder Global Strategic Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$73,229,506	$—	$73,229,506
U.S. Treasury Obligations	—	19,721,589	—	19,721,589
Foreign Government Bonds	—	11,662,879	—	11,662,879
Collateralized Mortgage Obligations	—	1,944,580	—	1,944,580
Asset-Backed Securities	—	1,347,821	—	1,347,821
OTC Foreign Currency Purchased Options	—	129,046	—	129,046
Exchange-Traded Purchased Option	62,781	—	—	62,781
Total Investments in Securities	$62,781	$108,035,421	$—	$108,098,202

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Foreign Currency Written Options	$—	$(124,292)	$—	$(124,292)
Futures — Unrealized Appreciation	58,435	—	—	58,435
Futures — Unrealized Depreciation	(538,154)	—	—	(538,154)
Forwards — Unrealized Appreciation	—	2,175,256	—	2,175,256
Forwards — Unrealized Depreciation	—	(427,319)	—	(427,319)
Interest Rate Swaps — Unrealized Appreciation	781,362	—	—	781,362
Interest Rate Swaps — Unrealized Depreciation	(2,090,961)	—	—	(2,090,961)
Credit Default Swaps — Unrealized Appreciation	—	97,581	—	97,581
Credit Default Swaps — Unrealized Depreciation	—	(22,753)	—	(22,753)
Total Other Financial Instruments	$(1,789,318)	$1,698,473	$	$(90,845)

Schroder Long Duration Investment-Grade Bond Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$17,880,417	$—	$17,880,417
U.S. Treasury Obligations	—	7,000,412	—	7,000,412
Taxable Municipal Bond	—	935,392	—	935,392
Asset-Backed Security	—	869,010	—	869,010
Total Investments in Securities	$—	$26,685,231	$—	$26,685,231

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$64,811,637	$—	$64,811,637
U.S. Treasury Obligations	—	30,944,770	—	30,944,770
U.S. Government Mortgage-Backed Obligations	—	28,187,879	—	28,187,879
Asset-Backed Securities	—	24,212,223	—	24,212,223
Collateralized Mortgage Obligations	—	11,485,642	—	11,485,642
Commercial Mortgage-Backed Obligations	—	4,054,277	—	4,054,277
Sovereign Governments	—	3,988,172	—	3,988,172
Municipal Bonds	—	1,599,167	—	1,599,167
Total Investments in Securities	$—	$169,283,767	$—	$169,283,767

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$57,933	$—	$—	$57,933
Futures — Unrealized Depreciation	(405,371)	—	—	(405,371)
Forwards — Unrealized Appreciation	—	48,797	—	48,797
Forwards — Unrealized Depreciation	—	(525)	—	(525)
Total Other Financial Instruments	$(347,438)	$48,272	$—	$(299,166)

Schroder Global Multi-Asset Income Fund

Investments in Securities (2)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$12,704,371	$—	$12,704,371
Common Stock	4,308,023	6,296,006	—	10,604,029
Foreign Government Bonds	—	2,861,094	—	2,861,094
Exchange Traded Funds	1,627,257	—	—	1,627,257
Closed-End Funds	224,982	279,572	—	504,554
U.S. Treasury Obligation	—	219,976	—	219,976
Preferred Stock	49,305	37,596	—	86,901
Municipal Bond	—	83,457	—	83,457
Exchange-Traded Purchased Option	6,373	—	—	6,373
Total Investments in Securities	$6,215,940	$22,482,072	$—	$28,698,012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$4,871	$—	$—	$4,871
Futures — Unrealized Depreciation	(15,465)	—	—	(15,465)
Forwards — Unrealized Appreciation	—	425,159	—	425,159
Forwards — Unrealized Depreciation	—	(75,227)	—	(75,227)
Total Other Financial Instruments	$(10,594)	$349,932	$—	$339,338

Schroder Absolute Return EMD and Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$153,283,931	$—	$153,283,931
U.S. Treasury Obligations	—	54,175,674	—	54,175,674
Corporate Obligations	—	3,405,118	—	3,405,118
Total Investments in Securities	$—	$210,864,723	$—	$210,864,723

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$	$6,000,333	$	$6,000,333
Forwards — Unrealized Depreciation	—	(4,815,551)	—	(4,815,551)
Total Other Financial Instruments	$—	$1,184,782	$—	$1,184,782

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2015, the Fund had securities with a total value of $6,613,174 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2014 through January 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 30, 2015

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 30, 2015

*     Print the name and title of each signing officer under his or her signature.